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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05430
SSgA Funds
(Exact name of Registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)
Sandra G. Richardson, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-3598
(Name and address of agent for service)
Registrant’s telephone number, including area code: 253-572-9500
Date of fiscal year end:            August 31
Date of reporting period:         September 1, 2010 — November 30, 2010

Item 1. Schedule of Investments
Balanced Fund
Growth Fund
Income & Growth Fund
Notes to Quarterly Report
Shareholder Requests for Additional Information
Money Market Fund
US Government Money Market Fund
Tax Free Money Market Fund
Money Market Funds
Notes to Schedules of Investments
Notes to Quarterly Report
Shareholder Requests for Additional Information
US Treasury Money Market Fund
Prime Money Market Fund
Institutional Money Market Funds
Institutional Money Market Funds
Shareholder Requests for Additional Information
Bond Market Fund
Intermediate Fund
High Yield Bond Fund
Notes to Schedules of Investments
Notes to Quarterly Report
Shareholder Requests for Additional Information
Emerging Markets Fund
International Stock Selection Fund
Notes to Schedules of Investments
Notes to Quarterly Report
Shareholder Requests for Additional Information
S&P 500 Index Fund
Shareholder Requests for Additional Information
Disciplined Equity Fund
Small Cap Fund
Tuckerman Active REIT Fund
IAM SHARES Fund
Enhanced Small Cap Fund
Directional Core Equity Fund
Notes to Schedules of Investments
Equity Funds
Shareholder Requests for Additional Information
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Certifications

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS
LS Balanced Fund
LS Growth Fund
LS Income and Growth Fund

Quarterly Report
November 30, 2010

SSgA
Life Solutionssm Funds
Quarterly Report
November 30, 2010 (Unaudited)

“SSgA” is a registered trademark and “Life Solutionssm” is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

 This page has been intentionally left blank.

SSgA Life Solutions
Balanced Fund
Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 100.5%

Bonds - 37.1%
SPDR Barclays Capital Aggregate Bond ETF	21,728	1,239
SPDR Barclays Capital Intermediate Term Credit Bond ETF	15,800	525
SSgA Bond Market Fund	899,899	7,973
SSgA High Yield Bond Fund	143,822	1,166

		10,903

Domestic Equities - 50.3%
SPDR S&P Dividend ETF	7,910	401
SSgA Enhanced Small Cap Fund	93,842	909
SSgA S&P 500 Index Fund	691,403	13,462

		14,772

International Equities - 13.1%
SSgA Emerging Markets Fund	41,537	881
SSgA International Stock Selection Fund	315,575	2,951

		3,832

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	4,070	4

Total Investments - 100.5%* (identified cost $25,357)		29,511

Other Assets and Liabilities, Net - (0.5%)		(133)

Net Assets - 100.0%		29,378

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs.

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Balanced Fund	3

SSgA Life Solutions
Growth Fund
Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 100.2%

Bonds - 17.0%
SPDR Barclays Capital Aggregate Bond ETF	1,805	103
SPDR Barclays Capital Intermediate Term Credit Bond ETF	3,030	100
SSgA Bond Market Fund	53,023	470
SSgA High Yield Bond Fund	25,668	208

		881

Domestic Equities - 65.6%
SPDR S&P Dividend ETF	1,210	61
SSgA Enhanced Small Cap Fund	22,062	214
SSgA S&P 500 Index Fund	160,117	3,118

		3,393

International Equities - 17.6%
SSgA Emerging Markets Fund	7,214	153
SSgA International Stock Selection Fund	80,856	756

		909

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	43	— ±

Total Investments - 100.2%* (identified cost $4,111)		5,183

Other Assets and Liabilities, Net - (0.2%)		(11)

Net Assets - 100.0%		5,172

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs.
±	Less than $500.

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Growth Fund	5

SSgA Life Solutions
Income & Growth Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Investments - 101.3%

Bonds - 57.9%
SPDR Barclays Capital Aggregate Bond ETF	2,070	118
SPDR Barclays Capital Intermediate Term Credit Bond ETF	1,090	36
SSgA Bond Market Fund	84,040	745
SSgA High Yield Bond Fund	8,363	68

		967

Domestic Equities - 35.3%
SPDR S&P Dividend ETF	415	21
SSgA Enhanced Small Cap Fund	3,455	33
SSgA S&P 500 Index Fund	27,509	536

		590

International Equities - 8.1%
SSgA Emerging Markets Fund	2,398	51
SSgA International Stock Selection Fund	8,944	83

		134

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	103	— ±

Total Investments - 101.3%* (identified cost $1,435)		1,691

Other Assets and Liabilities, Net - (1.3%)		(21)

Net Assets - 100.0%		1,670

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs.
±	Less than $500.

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Income & Growth Fund	7

SSgA
Life Solutions Funds

Notes to Quarterly Report — November 30, 2010 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2010. This Quarterly Report reports on three funds: the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each a “Fund” and collectively referred to as the “Funds.” Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (“the Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the Investment Company, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company’s portfolios and exchange-traded funds (the “Underlying Funds”) that are advised or sponsored by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”) or its affiliates. This arrangement is referred to as a “fund of funds.” The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
	Balanced	Growth	Income and
Asset Class/Underlying Fund	Fund	Fund	Growth Fund

Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities SPDR S&P Dividend ETF SSgA Enhanced Small Cap Fund SSgA S&P 500 Index Fund
International Equities SSgA Emerging Markets Fund SSgA International Stock Selection Fund

Bonds	20 - 60%	0 - 40%	40 - 80%
SPDR Barclays Capital Aggregate Bond ETF
SPDR Barclays Capital Intermediate Term Credit Bond ETF
SPDR Barclays Capital Short Term Corporate Bond ETF
SPDR Barclays Capital TIPS ETF
SSgA Bond Market Fund
SSgA High Yield Bond Fund

Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Prime Money Market Fund

*	International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SPDR Barclays Capital Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the US dollar denominated investment grade bond market.

8	Notes to Quarterly Report

SSgA
Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

SPDR Barclays Capital Intermediate Term Credit Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States investment bond market.

SPDR Barclays Capital Short Term Corporate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.

SPDR Barclays Capital TIPS ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market.

SPDR S&P Dividend ETF

To provide investment results that, before fees and expenses, seeks to closely match the returns and characteristics of the S&P High Yield Dividend Aristocratstm Index.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

SSgA High Yield Bond Fund

To maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

SSgA Prime Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Notes to Quarterly Report	9

SSgA
Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

Security Valuation

Investments in Underlying Funds are valued at the net asset value (“NAV”) per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publicly traded

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

•	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

10	Notes to Quarterly Report

SSgA
Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities — fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations — fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

As of November 30, 2010, the Funds’ aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

			Income and
	Balanced Fund	Growth Fund	Growth Fund

Cost of Investments for Tax Purposes	$26,804,675	$4,644,712	$1,622,653

Gross Tax Unrealized Appreciation	2,706,201	538,406	68,732
Gross Tax Unrealized Depreciation	—	—	—

Net Tax Unrealized Appreciation (Depreciation)	$2,706,201	$538,406	$68,732

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount

Notes to Quarterly Report	11

SSgA
Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

of such distribution and/or service fees incurred by the participating fund. As of November 30, 2010, $4,216 of the Central Fund’s net assets represents investments by these Funds, and $24,120,684 represents the investments of other Investment Company funds not presented herein.

4.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

12	Notes to Quarterly Report

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — November 30, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	13

MONEY MARKET FUNDS
Money Market Fund
US Government Money Market Fund
Tax Free Money Market Fund

Quarterly Report
November 30, 2010

SSgA Funds
Money Market Funds
Quarterly Report
November 30, 2010 (Unaudited)

“SSgA®” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

 This page has been intentionally left blank.

SSgA
Money Market Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Asset-Backed Commercial Paper - 4.0%
Alpine Securitization (λ)	75,000	0.284	01/05/11	74,980
Gemini Securitization Corp. LLC (λ)	100,000	0.284	01/04/11	99,973
Royal Park Investments Funding Corp. (λ)	50,000	0.315	01/12/11	49,982
Solitaire Funding LLC (λ)	30,000	0.304	12/14/10	29,997
Solitaire Funding LLC (λ)	30,000	0.304	01/19/11	29,988

Total Asset-Backed Commercial Paper (amortized cost $284,920)				284,920

Certificates of Deposit - 50.3%
Bank of Nova Scotia	200,000	0.260	01/04/11	200,000
Bank of Nova Scotia (next reset date 02/16/11) (Ê)	30,000	0.354	12/16/11	30,000
Barclays Bank (next reset date 12/27/10) (Ê)	150,000	0.633	05/24/11	150,000
Barclays Bank (next reset date 12/13/10) (Ê)	150,000	0.583	06/13/11	150,000
BNP Paribas	75,000	0.430	03/01/11	75,000
BNP Paribas	75,000	0.335	03/02/11	75,000
BNP Paribas	150,000	0.430	03/21/11	150,000
Credit Agricole Corporate and Investment Bank (next reset date 12/29/10) (Ê)	75,000	0.463	02/25/11	75,000
Credit Agricole Corporate and Investment Bank	50,000	0.500	03/02/11	50,000
Credit Agricole Corporate and Investment Bank (next reset date 12/03/10) (Ê)	150,000	0.354	03/03/11	150,000
Credit Agricole Corporate and Investment Bank	75,000	0.330	03/10/11	75,000
Deutsche Bank AG	250,000	0.400	02/14/11	250,000
DnB NOR Bank ASA (next reset date 12/03/10) (Ê)	40,000	0.344	03/03/11	40,000
DnB NOR Bank ASA	150,000	0.340	03/14/11	150,000
ING Bank NV	75,000	0.590	02/11/11	75,000
ING Bank NV	75,000	0.570	02/14/11	75,000
ING Bank NV	75,000	0.550	03/01/11	75,000
Lloyds TSB Bank	250,000	0.455	02/28/11	250,000
Lloyds TSB Bank	75,000	0.390	04/11/11	75,000
National Australia Bank Ltd.	100,000	0.275	03/11/11	100,001
Rabobank Nederland NV	200,000	0.330	03/07/11	200,000
Royal Bank of Scotland	200,000	0.560	02/15/11	200,000
Royal Bank of Scotland	50,000	0.550	02/16/11	50,000
Royal Bank of Scotland	75,000	0.425	03/14/11	75,000
Societe Generale (next reset date 12/14/10) (Ê)	28,000	0.353	01/14/11	28,000
Societe Generale	200,000	0.420	03/21/11	200,000
Toronto Dominion Bank (Ê)	20,000	0.253	12/09/10	20,000
Toronto Dominion Bank (next reset date 12/10/10) (Ê)	20,000	0.253	03/10/11	20,000
Toronto Dominion Bank (next reset date 12/29/10) (Ê)	21,000	0.325	10/28/11	21,000
UBS AG	155,000	0.350	03/18/11	155,000
UBS AG	50,000	0.380	04/11/11	50,000
UniCredit SpA	75,000	0.380	01/10/11	75,000
UniCredit SpA	175,000	0.380	01/14/11	175,000

Total Certificates of Deposit (amortized cost $3,539,001)				3,539,001

Financial Company Commercial Paper - 5.0%
Credit Suisse	100,000	0.274	01/27/11	99,957
DnB NOR Bank ASA (λ)	100,000	0.345	03/28/11	99,889

Money Market Fund	3

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
General Electric Capital Corp.	50,000	0.325	04/11/11	49,942
Svenska Handelsbanken, Inc.	100,000	0.284	01/10/11	99,969

Total Financial Company Commercial Paper (amortized cost $349,757)				349,757

Other Notes - 9.5%
Bank of America NA (next reset date 12/29/10) (Ê)	50,000	0.355	01/27/11	50,000
Bank of America NA	100,000	0.360	03/14/11	100,000
Bank of America NA (next reset date 01/24/11) (Ê)	6,200	0.588	05/20/11	6,200
Citibank NA	218,086	0.222	12/01/10	218,086
Commonwealth Bank of Australia (next reset date 01/27/11) (Ê)(λ)	24,000	0.358	12/27/11	24,000
Nordea Bank AB (next reset date 02/18/11) (Ê)(λ)	74,000	0.314	12/16/11	74,000
Rabobank Nederland NV (next reset date 02/16/11) (Ê)(λ)	80,000	0.354	12/16/11	80,000
Svenska Handelsbanken AB (next reset date 01/15/11) (Ê)(λ)	62,000	0.319	02/11/11	62,000
Svenska Handelsbanken AB (next reset date 02/09/11) (Ê)(λ)	26,000	0.386	11/09/11	26,000
Westpac Banking Corp. (next reset date 01/28/11) (Ê)	27,000	0.358	12/28/11	27,000

Total Other Notes (amortized cost $667,286)				667,286

Total Investments - 68.8% (amortized cost $4,840,964)				4,840,964

Repurchase Agreements - 31.2%
Government Agency Repurchase Agreements - 24.1%
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated November 30, 2010, at 0.240% to be repurchased at $250,002 on December 1, 2010, collateralized by: $241,191 par United States Government Agency Obligations, valued at $255,001				250,000
Agreement with Goldman Sachs and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated November 30, 2010, at 0.240% to be repurchased at $400,003 on December 1, 2010, collateralized by: $395,190 par United States Government Agency Obligations, valued at $408,004				400,000
Agreement with Goldman Sachs and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated November 30, 2010, at 0.250% to be repurchased at $250,002 on December 1, 2010, collateralized by: $255,023 par United States Government Agency Mortgage Obligations, valued at $255,000				250,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated November 30, 2010, at 0.250% to be repurchased at $400,003 on December 1, 2010, collateralized by: $425,959 par United States Government Agency Mortgage Obligations, valued at $408,000				400,000
Agreement with Merrill Lynch and JP Morgan Chase & Co. (Tri-Party) of $250,000 dated November 30, 2010, at 0.250% to be repurchased at $250,001 on December 1, 2010, collateralized by: $889,049 par United States Government Agency Mortgage Obligations, valued at $255,001				250,000

4	Money Market Fund

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated November 30, 2010, at 0.240% to be repurchased at $150,001 on December 1, 2010, collateralized by: $150,310 par United States Government Agency Mortgage Obligations, valued at $153,000	150,000

Total Government Agency Repurchase Agreements (identified cost $1,700,000)	1,700,000

Treasury Repurchase Agreements - 7.1%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated November 30, 2010, at 0.230% to be repurchased at $250,002 on December 1, 2010, collateralized by: $243,535 par United States Government Treasury Obligations, valued at $255,000	250,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated November 30, 2010, at 0.240% to be repurchased at $250,002 on December 1, 2010, collateralized by: $251,103 par United States Government Treasury Obligations, valued at $255,000	250,000

Total Treasury Repurchase Agreements (identified cost $500,000)	500,000

Total Repurchase Agreements (identified cost $2,200,000)	2,200,000

Total Investments and Repurchase Agreements - 100.0%* (cost $7,040,964) (†)	7,040,964

Other Assets and Liabilities, Net - 0.0%	535

Net Assests - 100.0%	7,041,499

See accompanying notes which are an integral part of the schedules of investments.

Money Market Fund	5

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SSgA
US Government Money Market Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Government Agency Debt - 72.0%
Federal Home Loan Bank (next reset date 12/25/10) (Ê)	42,000	0.143	01/25/11	41,997
Federal Home Loan Bank	225,000	0.178	01/26/11	224,939
Federal Home Loan Bank	164,000	0.183	02/16/11	163,937
Federal Home Loan Bank	150,000	0.213	02/25/11	149,925
Federal Home Loan Bank	67,000	0.200	04/20/11	66,948
Federal Home Loan Bank	100,000	0.200	04/25/11	99,919
Federal Home Loan Bank (next reset date 12/25/10) (Ê)	45,000	0.183	05/25/11	44,990
Federal Home Loan Bank (next reset date 12/20/10) (Ê)	100,000	0.158	07/20/11	99,981
Federal Home Loan Bank (next reset date 12/26/10) (Ê)	46,000	0.173	08/26/11	45,981
Federal Home Loan Mortgage Corp.	100,000	0.230	12/14/10	99,992
Federal Home Loan Mortgage Corp.	32,341	0.178	01/24/11	32,333
Federal Home Loan Mortgage Corp.	100,000	0.178	01/31/11	99,970
Federal Home Loan Mortgage Corp.	50,000	0.210	02/22/11	49,976
Federal Home Loan Mortgage Corp.	500,000	0.190	02/23/11	499,778
Federal Home Loan Mortgage Corp.	100,000	0.210	02/28/11	99,948
Federal Home Loan Mortgage Corp.	61,000	0.200	04/25/11	60,951
Federal National Mortgage Assoc.	175,000	0.240	12/13/10	174,986
Federal National Mortgage Assoc.	50,000	0.244	12/22/10	49,993
Federal National Mortgage Assoc.	200,000	0.203	01/18/11	199,947
Federal National Mortgage Assoc.	72,000	0.200	03/23/11	71,955
Federal National Mortgage Association Discount	175,000	0.230	12/01/10	175,000
Federal National Mortgage Association Discount	125,000	0.220	01/27/11	124,956

Total Government Agency Debt (identified cost $2,678,402)				2,678,402

Total Investments - 72.0% (identified cost $2,678,402)				2,678,402

Repurchase Agreements - 28.0%
Government Agency Repurchase Agreements - 19.1%
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $350,000 dated November 30, 2010, at 0.240% to be repurchased at $350,002 on December 1, 2010, collateralized by: $333,040 par United States Government Agency Obligations, valued at $357,000				350,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $120,000 dated November 30, 2010, at 0.240% to be repurchased at $120,001 on December 1, 2010, collateralized by: $122,460 par United States Government Agency Obligations, valued at $122,401				120,000
Agreement with Royal Bank of Scotland and JP Morgan Chase & Co. (Tri-Party) of $120,000 dated November 30, 2010, at 0.240% to be repurchased at $120,001 on December 1, 2010, collateralized by: $108,057 par United States Government Agency Obligations, valued at $122,402				120,000

US Government Money Market Fund	7

SSgA
US Government Money Market Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with UBS and The Bank of New York Mellon Corp. (Tri-Party) of $120,000 dated November 30, 2010, at 0.240% to be repurchased at $120,001 on December 1, 2010, collateralized by: $122,423 par United States Government Agency Obligations, valued at $122,401	120,000

Total Government Agency Repurchase Agreements (identified cost $710,000)	710,000

Treasury Repurchase Agreements - 8.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $91,916 dated November 30, 2010, at 0.230% to be repurchased at $91,917 on December 1, 2010, collateralized by: $87,433 par United States Government Treasury Obligations, valued at $93,754	91,916
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $120,000 dated November 30, 2010, at 0.240% to be repurchased at $120,001 on December 1, 2010, collateralized by: $117,354 par United States Government Treasury Obligations, valued at $122,400	120,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $120,000 dated November 30, 2010, at 0.240% to be repurchased at $120,001 on December 1, 2010, collateralized by: $118,404 par United States Government Treasury Obligations, valued at $122,400	120,000

Total Treasury Repurchase Agreements (identified cost $331,916)	331,916

Total Repurchase Agreements (identified cost $1,041,916)	1,041,916

Total Investments and Repurchase Agreements - 100.0%* (cost $3,720,318) (†)	3,720,318

Other Assets and Liabilities, Net - (0.0%)	(611)

Net Assets - 100.0%	3,719,707

See accompanying notes which are an integral part of the schedules of investments.

8	US Government Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Next	Date	Market
	Amount ($)	Rate	Reset	of	Value
	or Shares	%	Date	Maturity	$

Variable Rate Demand Notes - 79.9%

Arizona - 2.9%
Arizona State University Revenue Bonds, weekly demand (Ê)(µ)	975	0.250	12/01/10	07/01/34	975
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	0.290	12/01/10	12/01/22	2,400

					3,375

California - 7.3%
California Statewide Communities Development Authority Revenue Bonds, weekly demand (Ê)	2,520	0.280	12/02/10	04/01/41	2,520
Metropolitan Water District of Southern California Revenue Bonds, weekly demand (Ê)	2,400	0.240	12/01/10	07/01/35	2,400
Metropolitan Water District of Southern California Revenue Bonds, weekly demand (Ê)	1,000	0.250	12/01/10	07/01/35	1,000
Oakland-Alameda County Coliseum Authority Revenue Bonds, weekly demand (Ê)(µ)	2,700	0.310	12/01/10	02/01/25	2,700

					8,620

Colorado - 3.5%
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,445	0.280	12/01/10	11/01/21	1,445
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	0.290	12/01/10	10/01/30	725
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	2,000	0.280	12/01/10	05/01/34	2,000

					4,170

Connecticut - 4.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	0.300	12/01/10	07/01/26	3,000
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	1,655	0.190	12/01/10	07/01/36	1,655

					4,655

Delaware - 1.1%
Delaware State Economic Development Authority Revenue Bonds, weekly demand (Ê)	1,350	0.460	12/02/10	09/01/34	1,350

District of Columbia - 0.9%
District of Columbia Revenue Bonds, weekly demand (Ê)(µ)	1,000	0.230	12/02/10	04/01/42	1,000

Georgia - 1.0%
Cobb County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,135	0.400	12/02/10	02/01/19	1,135

Idaho - 1.3%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)(µ)	1,500	0.310	12/01/10	01/01/33	1,500

Tax Free Money Market Fund	9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Next	Date	Market
	Amount ($)	Rate	Reset	of	Value
	or Shares	%	Date	Maturity	$

Kansas - 2.5%
Kansas State Department of Transportation Revenue Bonds, weekly demand (Ê)	3,000	0.260	12/02/10	09/01/19	3,000

Maryland - 0.9%
Maryland Stadium Authority Revenue Bonds, weekly demand (Ê)	1,110	0.270	12/02/10	12/15/14	1,110

Massachusetts - 2.5%
Massachusetts Bay Transportation Authority Revenue Bonds, weekly demand (Ê)	2,000	0.410	12/01/10	07/01/21	2,000
Massachusetts State Department of Transportation Revenue Bonds, weekly demand (Ê)	1,000	0.260	12/01/10	01/01/39	1,000

					3,000

Minnesota - 0.9%
City of Rochester Minnesota Revenue Bonds, weekly demand (Ê)	1,000	0.290	12/01/10	08/15/32	1,000

Missouri - 1.9%
Missouri State Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	1,100	0.260	12/01/10	02/15/34	1,100
Missouri State Health & Educational Facilities Revenue Bond, weekly demand (Ê)	1,100	0.300	12/01/10	09/01/30	1,100

					2,200

New Jersey - 4.7%
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,065	0.270	12/01/10	04/01/13	2,065
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	0.260	12/01/10	09/01/31	2,000
Rutgers-State University of New Jersey/New Brunswick New Jersey Revenue Bonds, weekly demand (Ê)	1,455	0.300	12/01/10	05/01/39	1,455

					5,520

New York - 7.6%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	0.340	12/01/10	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	0.270	12/01/10	08/01/31	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	2,000	0.260	12/01/10	03/01/34	2,000
Metropolitan Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	0.280	12/02/10	11/01/34	3,000
Metropolitan Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	1,885	0.280	12/02/10	11/01/34	1,885
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	60	0.280	12/01/10	11/15/22	60

					8,945

10	Tax Free Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Next	Date	Market
	Amount ($)	Rate	Reset	of	Value
	or Shares	%	Date	Maturity	$

North Carolina - 10.9%
City of Greensboro North Carolina Revenue Bonds, weekly demand (Ê)	1,100	0.350	12/02/10	06/01/28	1,100
County of Guilford North Carolina General Obligation Unlimited, weekly demand (Ê)	2,840	0.280	12/02/10	03/01/25	2,840
Mecklenburg County General Obligation Bond, weekly demand (Ê)	2,000	0.300	12/01/10	02/01/15	2,000
Mecklenburg County General Obligation Bond, weekly demand (Ê)	3,310	0.300	12/02/10	02/01/24	3,310
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	2,480	0.260	12/01/10	05/01/21	2,480
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,110	0.260	12/01/10	05/01/21	1,110

					12,840

Ohio - 1.7%
State of Ohio Revenue Bonds, weekly demand (Ê)(µ)	2,000	0.310	12/01/10	12/01/44	2,000

Oklahoma - 2.5%
Oklahoma Turnpike Authority Revenue Bonds, weekly demand (Ê)	3,000	0.280	12/01/10	01/01/28	3,000

South Carolina - 0.8%
City of North Charleston South Carolina Tax Allocation, weekly demand (Ê)	1,000	0.500	12/01/10	09/01/37	1,000

Tennessee - 3.3%
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	0.270	12/01/10	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	0.320	12/01/10	01/01/30	3,095

					3,845

Texas - 6.7%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	0.290	12/01/10	12/01/14	1,400
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,100	0.270	12/01/10	09/01/31	1,100
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	2,400	0.300	12/01/10	10/01/29	2,400
Houston Texas Finance Corp. Higher Education Revenue Bond, weekly demand (Ê)	1,900	0.270	12/01/10	11/15/29	1,900
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,080	0.280	12/01/10	10/01/41	1,080

					7,880

Utah - 3.6%
County of Morgan Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	0.470	12/01/10	08/01/31	1,750
County of Utah Utah Revenue Bonds, weekly demand (Ê)	2,500	0.270	12/02/10	05/15/35	2,500

					4,250

Tax Free Money Market Fund	11

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Next	Date	Market
	Amount ($)	Rate	Reset	of	Value
	or Shares	%	Date	Maturity	$

Vermont - 1.0%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,230	0.280	12/01/10	10/01/38	1,230

Virginia - 3.9%
Fairfax County Economic Development Authority Revenue Bonds, weekly demand (Ê)	1,050	0.320	12/02/10	12/01/33	1,050
Loudoun County Industrial Development Authority Revenue Bonds, weekly demand (Ê)	3,500	0.250	12/01/10	02/15/38	3,500

					4,550

Wisconsin - 2.5%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	0.350	12/01/10	09/01/33	3,000

Total Variable Rate Demand Notes (cost $94,175)					94,175

Investment Companies - 20.1%
AIM Tax Free Cash Reserve Money Market Fund	23,699,000				23,699

Total Investment Companies (cost $23,699)					23,699

Total Investments - 100.0%* (amortized cost $117,874)					117,874

Other Assets and Liabilities, Net - 0.0%					11

Net Assets - 100%					117,885

See accompanying notes which are an integral part of the schedules of investments.

12	Tax Free Money Market Fund

SSgA
Money Market Funds

Notes to Schedules of Investments — November 30, 2010 (Unaudited)

Footnotes

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(†)	The identified cost for Federal income tax purposes.
(λ)	Restricted security (144A) or 4(2) commercial paper. Security may have contractual restriction on resale, may have been offered in a private placement.
*	Unless otherwise indicated, the value of securities of the Fund are determined based on level 2 inputs. (Note 2)

Notes to Schedules of Investments	13

SSgA
Money Market Funds

Notes to Quarterly Report — November 30, 2010 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2010. This Quarterly Report reports on three funds: the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than a price the Fund would receive if it sold the instrument.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

○	common stocks traded or quoted only on inactive markets

○	privately placed bonds whose values are derived from a similar bond that is publicly traded

○	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

○	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

14	Notes to Quarterly Report

SSgA
Money Market Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

○	non registered mutual funds that are daily priced, but not publicly traded

○	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

○	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

○	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

○	OTC securities using the Company’s own data/models

○	prices with significant haircuts applied

○	staled securities — fair valuation procedures are applied

○	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

○	no current market quotations — fair valuation procedures are applied

○	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not

Notes to Quarterly Report	15

SSgA
Money Market Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended November 30, 2010, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

4.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statements of Assets and Liabilities.

16	Notes to Quarterly Report

SSgA
Money Market Funds

Shareholder Requests for Additional Information — November 30, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	17

INSTITUTIONAL
MONEY MARKET FUNDS
US Treasury Money Market Fund
Prime Money Market Fund

Quarterly Report
November 30, 2010

SSgA Funds
Institutional Money Market Funds
Quarterly Report
November 30, 2010 (Unaudited)

“SSgA®” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA
US Treasury Money Market Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Treasury Debt - 76.6%
United States Treasury Bills	500,000	0.1400	01/06/11	499,929
United States Treasury Bills	500,000	0.1340	01/13/11	499,921
United States Treasury Bills	500,000	0.1400	01/20/11	499,903
United States Treasury Bills	500,000	0.1300	01/27/11	499,893
United States Treasury Bills	500,000	0.1320	02/03/11	499,884
United States Treasury Bills	500,000	0.1300	02/10/11	499,872
United States Treasury Bills	250,000	0.1375	02/17/11	249,925

Total Treasury Debt (amortized cost $3,249,327)				3,249,327

Total Investments - 76.6% (amortized cost $3,249,327)				3,249,327

Repurchase Agreements - 23.4%
Treasury Repurchase Agreements - 23.4%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $232,286 dated November 30, 2010, at 0.230% to be repurchased at 232,287 on December 1, 2010, collateralized by: $225,446 par United States Treasury Obligations, valued at $236,932				232,286
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $190,000 dated November 30, 2010, at 0.240% to be repurchased at $190,001 on December 1, 2010, collateralized by: $191,036 par United States Treasury Obligations, valued at $193,800				190,000
Agreement with Calyon Financial, Inc and The Bank of New York Mellon Corp. (Tri-Party) of $190,000 dated November 30, 2010, at 0.240% to be repurchased at $190,001 on December 1, 2010, collateralized by: $182,863 par United States Treasury Obligations, valued at $193,800				190,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $190,000 dated November 30, 2010, at 0.230% to be repurchased at $190.001 on December 1, 2010, collateralized by: $189,935 par United States Treasury Obligations, valued at $193,800				190,000
Agreement with Royal Bank of Scotland and JP Morgan Chase & Co. (Tri-Party) of $190,000 dated November 30, 2010, at 0.240% to be repurchased at $190,001 on December 1, 2010, collateralized by: $186,745 par United States Treasury Obligations, valued at $193,802				190,000

Treasury Repurchase Agreements (identified cost $992,286)				992,286

Total Repurchase Agreements (identified cost $992,286)				992,286

Total Investments and Repurchase Agreements - 100.0%* (cost $4,241,613) (†)				4,241,613

Other Assets and Liabilities, Net - (0.0%)				(587)

Net Assets - 100.0%				4,241,026

See accompanying notes which are an integral part of the schedules of investments.

US Treasury Money Market Fund	3

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SSgA
Prime Money Market Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Asset-Backed Commercial Paper - 8.0%
Aspen Funding Corp. (λ)	165,000	0.284	01/10/11	164,949
Gemini Securitization Corp. LLC (λ)	100,000	0.270	02/17/11	99,942
Newport Funding Corp. (λ)	150,000	0.280	01/04/11	149,960
Royal Park Investments Funding Corp. (λ)	100,000	0.304	12/23/10	99,982
Royal Park Investments Funding Corp. (λ)	115,000	0.325	01/11/11	114,958
Royal Park Investments Funding Corp. (λ)	100,000	0.315	01/12/11	99,964
Solitaire Funding LLC (λ)	100,000	0.300	01/18/11	99,960
Solitaire Funding LLC (λ)	125,000	0.304	01/19/11	124,949

Total Asset-Backed Commercial Paper (amortized cost $954,663)				954,663

Certificates of Deposit - 47.6%
Bank of Nova Scotia	250,000	0.260	01/05/11	250,000
Bank of Nova Scotia (next reset date 02/16/11) (Ê)	45,000	0.354	12/16/11	45,000
Barclays Bank (next reset date 12/13/10) (Ê)	100,000	0.643	05/13/11	100,000
Barclays Bank (next reset date 12/14/10) (Ê)	200,000	0.583	06/14/11	200,000
Barclays Bank (next reset date 12/15/10) (Ê)	200,000	0.573	07/15/11	200,000
BNP Paribas	300,000	0.560	12/27/10	300,000
BNP Paribas	75,000	0.335	03/02/11	75,000
Canadian Imperial Bank of Commerce (next reset date 12/13/10) (Ê)	100,000	0.298	02/14/11	100,000
Commonwealth Bank of Australia	225,000	0.320	12/02/10	225,000
Credit Agricole Corporate and Investment Bank (next reset date 12/03/10) (Ê)	300,000	0.354	03/03/01	300,000
Credit Agricole Corporate and Investment Bank	75,000	0.330	03/10/11	75,000
Credit Agricole Corporate and Investment Bank	200,000	0.350	04/01/11	200,000
Deutsche Bank AG (next reset date 12/10/10) (Ê)	200,000	0.458	01/10/11	199,999
DnB NOR Bank ASA (next reset date 12/03/10) (Ê)	90,000	0.344	03/03/11	90,000
HSBC Bank PLC	200,000	0.330	03/23/11	200,000
ING Bank NV	75,000	0.560	01/11/11	75,000
ING Bank NV	150,000	0.470	03/28/11	150,000
ING Bank NV	300,000	0.390	04/05/11	300,000
Lloyds TSB Bank	200,000	0.350	01/28/11	200,000
Lloyds TSB Bank	250,000	0.390	04/11/11	250,000
National Australia Bank Ltd.	75,000	0.275	03/11/11	75,001
Nordea Bank Finland	175,000	0.280	02/11/11	175,000
Rabobank Nederland NV	100,000	0.340	12/02/10	100,000
Royal Bank of Scotland	300,000	0.560	02/15/11	300,000
Royal Bank of Scotland	50,000	0.550	02/16/11	50,000
Royal Bank of Scotland (next reset date 01/18/11) (Ê)	150,000	0.439	04/15/11	150,000
Societe Generale	400,000	0.420	03/21/11	400,000
Toronto Dominion Bank (Ê)	40,000	0.253	12/09/10	40,000
Toronto Dominion Bank (next reset date 12/06/10) (Ê)	50,000	0.254	02/04/11	50,000
Toronto Dominion Bank (next reset date 12/10/10) (Ê)	44,000	0.253	03/10/11	44,000
Toronto Dominion Bank (next reset date 12/29/10) (Ê)	36,000	0.325	10/28/11	36,000
UBS AG	200,000	0.350	03/28/11	200,000
UBS AG	250,000	0.380	04/11/11	250,000
UniCredit SpA	125,000	0.380	01/10/11	125,000
UniCredit SpA	150,000	0.380	01/18/11	150,000

Total Certificates of Deposit (amortized cost $5,680,000)				5,680,000

Prime Money Market Fund	5

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Financial Company Commercial Paper - 8.9%
Canadian Imperial Holdings, Inc.	300,000	0.260	01/05/11	299,924
Credit Suisse	200,000	0.274	01/27/11	199,915
DnB NOR Bank ASA (λ)	200,000	0.345	03/28/11	199,779
General Electric Capital Corp.	140,000	0.406	01/27/11	139,911
General Electric Capital Corp.	125,000	0.305	03/24/11	124,882
General Electric Capital Corp.	100,000	0.325	04/13/11	99,882

Total Financial Company Commercial Paper (amortized cost $1,064,293)				1,064,293

Other Notes - 9.4%
Bank of America NA (next reset date 12/29/10) (Ê)	168,000	0.355	01/27/11	168,000
Bank of America NA	265,000	0.600	02/03/11	265,000
Bank of America NA (next reset date 01/24/11) (Ê)	12,207	0.588	05/20/11	12,207
Citibank NA	150,842	0.220	12/01/10	150,842
Commonwealth Bank of Australia (next reset date 01/27/11) (Ê)(λ)	49,000	0.358	12/27/11	49,000
Nordea Bank AB (next reset date 02/18/11) (Ê)(λ)	165,000	0.314	12/16/11	165,000
Rabobank Nederland NV (next reset date 02/16/11) (Ê)(λ)	107,000	0.354	12/16/11	107,000
Svenska Handelsbanken AB (next reset date 01/15/11) (Ê)(λ)	116,000	0.319	02/11/11	116,000
Svenska Handelsbanken AB (next reset date 02/09/11) (Ê)(λ)	35,000	0.386	11/09/11	35,000
Westpac Banking Corp. (next reset date 01/28/11) (Ê)	55,000	0.358	12/28/11	55,000

Total Other Notes (amortized cost $1,123,049)				1,123,049

Total Investments - 74.0% (amortized cost $8,822,005)				8,822,005

Repurchase Agreements - 26.0%
Government Agency Repurchase Agreements - 13.8%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated November 30, 2010, at 0.260% to be repurchased at $150,001 on December 1, 2010, collateralized by: $227,582 par various United States Government Mortgage Agency Obligations, valued at $153,000				150,000
Agreement with Deutsche Bank and The Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated November 30, 2010, at 0.240% to be repurchased at $200,001 on December 1, 2010, collateralized by: $189,930 par various United States Government Agency Obligations, valued at $204,001				200,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated November 30, 2010, at 0.250% to be repurchased at $400,003 on December 1, 2010, collateralized by: $656,042 par various United States Government Mortgage Agency Obligations, valued at $408,000				400,000
Agreement with Merrill Lynch and JPMorgan Chase & Co. (Tri-Party) of $450,000 dated November 30, 2010, at 0.250% to be repurchased at $450,003 on December 1, 2010, collateralized by: $1,056,371 par various United States Government Mortgage Agency Obligations, valued at $459,001				450,000

6	Prime Money Market Fund

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with UBS AG and The Bank of New York Mellon Corp. (Tri-Party) of $450,000 dated November 30, 2010, at 0.250% to be repurchased at $450,003 on December 1, 2010, collateralized by: $570,344 par various United States Government Mortgage Agency Obligations, valued at $459,000	450,000

Total Government Agency Repurchase Agreements (amortized cost $1,650,000)	1,650,000

Treasury Repurchase Agreements - 12.2%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $1,000,000 dated November 30, 2010, at 0.230% to be repurchased at $1,000,006 on December 1, 2010, collateralized by: $993,262 par various United States Treasury Obligations, valued at $1,020,000	1,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $450,000 dated November 30, 2010, at 0.240% to be repurchased at 450,003 on December 1, 2010, collateralized by: $451,875 par various United States Treasury Obligations, valued at $459,000	450,000

Total Treasury Repurchase Agreements (amortized cost $1,450,000)	1,450,000

Total Repurchase Agreements - 26.0% (identified cost $3,100,000)	3,100,000

Total Investments and Repurchase Agreements - 100.0%* (cost $11,922,005) (†)	11,922,005

Other Assets and Liabilities, Net - 0.0%	310

Net Assets - 100.0%	11,922,315

See accompanying notes which are an integral part of the schedules of investments.

Prime Money Market Fund	7

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — November 30, 2010 (Unaudited)

Footnotes

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(†)	The identified cost for federal income tax purposes.
(λ)	Restricted security (144) or 4(2) commercial paper. Security may have contractual restriction on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
*	Unless otherwise indicated, the value of the securities of the Fund are determined based on level two inputs. (Note 2)

8	Notes to Schedules of Investments

SSgA
Institutional Money Market Funds

Notes to Quarterly Report — November 30, 2010 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2010. This Quarterly Report reports on two funds: the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

○	common stocks traded or quoted only on inactive markets

○	privately placed bonds whose values are derived from a similar bond that is publicly traded

○	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

○	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

○	non registered mutual funds that are daily priced, but not publicly traded

Notes to Quarterly Report	9

SSgA
Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

○	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

○	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

○	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

○	OTC securities using the Company’s own data/models

○	prices with significant haircuts applied

○	staled securities — fair valuation procedures are applied

○	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

○	no current market quotations — fair valuation procedures are applied

○	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States

10	Notes to Quarterly Report

SSgA
Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”). As of November 30, 2010, $24,124,900 represents the investments of other Investment Company Funds not presented herein.

4.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended November 30, 2010, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statements of Assets and Liabilities.

Notes to Quarterly Report	11

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — November 30, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

12	Shareholder Requests for Additional Information

FIXED INCOME FUNDS
Bond Market Fund
Intermediate Fund
High Yield Bond Fund

Quarterly Report
November 30, 2010

SSgA Funds
Fixed Income Funds
Quarterly Report
November 30, 2010 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

This page has been intentionally left blank.

SSgA
Bond Market Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 91.6%

Asset-Backed Securities - 0.2%
Chase Issuance Trust
Series 2007-A17 Class A
5.120% due 10/15/14	100	108

Corporate Bonds and Notes - 27.6%
Alabama Power Co.
5.700% due 02/15/33	50	53
American Honda Finance Corp. (λ)
2.500% due 09/21/15	250	253
American International Group, Inc.
5.450% due 05/18/17	250	247
Anadarko Petroleum Corp.
6.375% due 09/15/17	250	270
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 04/15/20	250	273
8.000% due 11/15/39 (λ)	175	244
Apache Corp.
5.100% due 09/01/40	150	147
Arch Coal, Inc.
7.250% due 10/01/20	250	274
AT&T, Inc.
5.875% due 08/15/12	250	271
Axis Specialty Finance LLC
5.875% due 06/01/20	250	257
Baker Hughes, Inc.
5.125% due 09/15/40	125	125
Ball Corp.
5.750% due 05/15/21	250	245
Bank of America Corp. (Å)
2.100% due 04/30/12	225	230
Baxter International, Inc.
1.800% due 03/15/13	125	127
BE Aerospace, Inc.
6.875% due 10/01/20	245	252
Broadcom Corp. (λ)
1.500% due 11/01/13	250	250
Chesapeake Energy Corp.
6.625% due 08/15/20	250	252
Citigroup, Inc.
4.750% due 05/19/15	225	235
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/13	75	86
Daimler Finance NA LLC
8.500% due 01/18/31	125	168
DaVita, Inc.
6.375% due 11/01/18	285	282
Digital Realty Trust, LP (λ)
4.500% due 07/15/15	175	180
Discover Bank
Series BKNT
8.700% due 11/18/19	250	299
eBay, Inc.
0.875% due 10/15/13	165	164
Exelon Generation Co. LLC
5.200% due 10/01/19	250	270
FIA Card Services NA
6.625% due 06/15/12	150	159
General Electric Capital Corp.
2.200% due 06/08/12 (Å)	225	231
5.000% due 01/08/16	50	54
Series GMTN
6.875% due 01/10/39	50	55
General Electric Co.
5.000% due 02/01/13	100	108
Goldman Sachs Group, Inc. (The)
5.750% due 10/01/16	100	110
Hanesbrands, Inc. (λ)
6.375% due 12/15/20	90	86
Hartford Financial Services Group, Inc.
5.500% due 03/30/20	250	255
HCA, Inc.
8.500% due 04/15/19	250	272
Hess Corp.
7.300% due 08/15/31	25	30
Host Hotels & Resorts, Inc. (λ)
6.000% due 11/01/20	250	246
HSBC Bank USA
Series BKNT
5.625% due 08/15/35	75	71
HSBC Finance Capital Trust IX
5.911% due 11/30/35	300	276
HSBC Finance Corp.
7.000% due 05/15/12	100	107
Hyundai Capital America (λ)
3.750% due 04/06/16	505	506
Jabil Circuit, Inc.
5.625% due 12/15/20	250	246
John Deere Capital Corp.
2.800% due 09/18/17	125	125
JPMorgan Chase & Co.
3.400% due 06/24/15	250	256
4.400% due 07/22/20	250	247
Kellogg Co.
5.125% due 12/03/12	125	135
Kraft Foods, Inc.
5.250% due 10/01/13	125	138
6.500% due 11/01/31	25	28

Bond Market Fund	3

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
L-3 Communications Corp.
Series WI-B
5.200% due 10/15/19	500	531
Lubrizol Corp.
6.500% due 10/01/34	25	26
Merrill Lynch & Co., Inc.
6.875% due 04/25/18	100	110
MetLife, Inc.
6.750% due 06/01/16	100	117
Morgan Stanley
5.500% due 07/24/20	175	179
Newell Rubbermaid, Inc.
4.700% due 08/15/20	125	128
News America, Inc.
Series WI
6.900% due 08/15/39	175	200
Plum Creek Timberlands, LP
5.875% due 11/15/15	50	55
PPG Industries, Inc.
5.500% due 11/15/40	125	125
Procter & Gamble - Esop
Series A
9.360% due 01/01/21	21	27
ProLogis
6.875% due 03/15/20	125	137
Qwest Corp.
7.500% due 10/01/14	250	283
Spectra Energy Capital LLC
5.650% due 03/01/20	250	275
Stanley Black & Decker, Inc.
4.900% due 11/01/12	125	133
United Technologies Corp.
5.700% due 04/15/40	125	139
Verizon Communications, Inc.
5.850% due 09/15/35	150	157
Wal-Mart Stores, Inc.
3.625% due 07/08/20	100	100
5.000% due 10/25/40	150	149
Xerox Corp.
6.400% due 03/15/16	250	290
ZFS Finance USA Trust I (λ)
6.150% due 12/15/65	220	218

		12,574

International Debt - 7.1%
Alberta Energy Co., Ltd.
7.375% due 11/01/31	40	48
America Movil SAB de CV
5.000% due 03/30/20	250	266
Anglo American Capital PLC (λ)
2.150% due 09/27/13	250	253
ANZ National Int’l, Ltd. (λ)
3.125% due 08/10/15	250	254
BHP Billiton Finance USA, Ltd.
4.800% due 04/15/13	25	27
Brazilian Government International Bond
Series A
8.000% due 01/15/18	42	50
7.125% due 01/20/37	100	123
Canadian Pacific Railway Co.
9.450% due 08/01/21	40	56
Corp. Nacional del Cobre de Chile (λ)
3.750% due 11/04/20	250	244
Covidien International Finance SA
4.200% due 06/15/20	250	260
European Investment Bank
5.125% due 09/13/16	150	175
ICICI Bank, Ltd. (λ)
5.750% due 11/16/20	250	248
Korea Gas Corp. (λ)
4.250% due 11/02/20	250	246
Kreditanstalt fuer Wiederaufbau
3.250% due 03/15/13	150	158
Mexico Government International Bond
6.375% due 01/16/13	25	27
6.625% due 03/03/15	100	117
POSCO (λ)
4.250% due 10/28/20	250	243
Scottish Power, Ltd.
5.810% due 03/15/25	100	106
Talisman Energy, Inc.
5.850% due 02/01/37	25	26
UBS AG
Series BKNT
4.875% due 08/04/20	220	228
Vale Overseas, Ltd.
6.250% due 01/23/17	50	57

		3,212

Mortgage-Backed Securities - 34.8%
Banc of America Commercial Mortgage, Inc.
Series 2003-2 Class A4
5.061% due 03/11/41	250	269
Citigroup Commercial Mortgage Trust
Series 2004-C2 Class A4
4.623% due 10/15/41	290	303
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class AAB
6.020% due 06/15/38	243	260

4	Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Fannie Mae
6.000% due 2013	95	104
5.500% due 2014	3	4
6.500% due 2014	130	142
7.500% due 2015	15	16
6.500% due 2016	23	25
5.000% due 2018	348	373
5.500% due 2018	174	190
5.500% due 2019	72	79
4.500% due 2022	649	686
4.500% due 2023	10	10
8.000% due 2023	—	— ±
9.000% due 2025	211	250
9.000% due 2026	2	2
7.500% due 2027	94	107
6.000% due 2028	10	11
6.000% due 2029	3	3
7.000% due 2029	3	3
6.000% due 2030	3	3
7.500% due 2030	1	2
4.500% due 2033	526	551
6.000% due 2033	169	186
5.500% due 2034	688	745
5.058% due 2036 (Ê)	765	808
6.000% due 2038	1,108	1,206
4.500% due 2039	340	355
4.000% due 2040	658	669
30 Year TBA (Ï)
4.500%	1,100	1,145
Freddie Mac
6.000% due 2016	53	58
7.000% due 2016	67	73
4.500% due 2019	243	256
4.500% due 2023	111	117
8.500% due 2025	1	1
6.500% due 2029	75	85
7.000% due 2030	1	2
7.000% due 2031	87	100
6.500% due 2032	229	258
6.000% due 2033	75	82
6.500% due 2033	481	543
7.000% due 2033	141	162
5.000% due 2035	1,363	1,446
5.500% due 2038	1,324	1,430
Ginnie Mae I
8.000% due 2012	13	14
10.000% due 2013	2	2
7.500% due 2022	—	1
7.000% due 2023	63	72
7.500% due 2023	1	1
6.500% due 2024	1	2
7.500% due 2024	32	36
8.500% due 2025	5	6
7.500% due 2027	3	3
6.500% due 2028	8	9
7.000% due 2028	12	14
7.500% due 2028	13	16
8.500% due 2028	11	12
7.500% due 2029	1	1
8.000% due 2029	6	7
7.500% due 2030	12	15
8.000% due 2030	41	48
6.500% due 2032	72	81
7.000% due 2032	83	95
7.500% due 2032	7	8
5.000% due 2033	188	202
5.500% due 2038	238	260
6.000% due 2038	365	403
4.500% due 2039	655	689
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.444% due 03/10/39	300	314
GS Mortgage Securities Corp. II
Series 2006-GG8 Class A4
5.560% due 11/10/39	200	212
Morgan Stanley Capital I
Series 2005-T19 Class AAB
4.852% due 06/12/47	186	195

		15,838

United States Government Agencies - 1.2%
Federal Home Loan Bank
Series 467
5.250% due 06/18/14	200	230
Federal Home Loan Bank Discount Notes
4.750% due 09/11/15	150	172
Freddie Mac
6.750% due 03/15/31	125	167

		569

United States Government Treasuries - 20.7%
United States Treasury Inflation Indexed Bonds
1.250% due 07/15/20	1,102	1,159
United States Treasury Notes
2.625% due 12/31/14	250	265
1.250% due 10/31/15	3,654	3,622
1.875% due 10/31/17	449	442
2.625% due 08/15/20	250	247
2.625% due 11/15/20	1,736	1,711

Bond Market Fund	5

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
5.250% due 11/15/28	975	1,171
4.375% due 05/15/40	746	781

		9,398

Total Long-Term Investments (cost $40,064)		41,699

Short-Term Investments - 8.5%
Fannie Mae
6.000% due 03/01/11	—	— ±
Federal Home Loan Bank Discount Notes (ç)(ž)
Zero coupon due 12/07/10	500	500
Zero coupon due 12/13/10	500	500
SSgA Prime Money Market Fund	2,569,324	2,569
United States Treasury Bills (ç)(ÿ)(§)
Zero coupon due 12/30/10	300	300

Total Short-Term Investments (cost $3,869)		3,869

Total Investments - 100.1% (identified cost $43,933)		45,568

Other Assets and Liabilities, Net - (0.1%)		(67)

Net Assets - 100.0%		45,501

Amounts in thousands (except contracts)
						Unrealized
						Appreciaion
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
United States Treasury 2 Year Notes	32	USD	7,020	03	/11	(1)
United States Treasury 5 Year Notes	7	USD	839	03	/11	(1)

Short Positions
United States Treasury 30 Year Bond	1	USD	127	03	/11	(1)
United States Treasury 10 Year Notes	31	USD	3,847	03	/11	21

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						18

See accompanying notes which are an integral part of the schedules of investments.

6	Bond Market Fund

SSgA
Bond Market Fund

Presentation of Portfolio Holdings — November 30, 2010 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$108	$—	$108
Corporate Bonds and Notes	—	12,574	—	12,574
International Debt	—	3,212	—	3,212
Mortgage-Backed Securities	—	15,838	—	15,838
United States Government Agencies	—	569	—	569
United States Government Treasuries	—	9,398	—	9,398
Short-Term Investments	2,569	1,300	—	3,869

Total Investments	2,569	42,999	—	45,568

Other Assets and Liabilities, Net
Futures Contracts	18	—	—	18

Total Other Financial Instruments*	$18	$—	$—	$18

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund	7

This page has been intentionally left blank.

SSgA
Intermediate Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 95.4%

Corporate Bonds and Notes - 28.2%
American Honda Finance Corp. (λ)
2.500% due 09/21/15	250	252
American International Group, Inc.
5.450% due 05/18/17	250	247
Anadarko Petroleum Corp.
6.375% due 09/15/17	250	270
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 04/15/20	250	273
AT&T, Inc.
5.875% due 08/15/12	250	271
Axis Specialty Finance LLC
5.875% due 06/01/20	250	257
Bank of America Corp.
2.100% due 04/30/12 (Å)	175	179
6.500% due 08/01/16	325	353
Baxter International, Inc.
1.800% due 03/15/13	125	127
BE Aerospace, Inc.
6.875% due 10/01/20	200	206
Boston Properties, LP
6.250% due 01/15/13	30	33
Broadcom Corp. (λ)
1.500% due 11/01/13	250	250
Burlington Northern Santa Fe LLC
5.650% due 05/01/17	50	57
Cisco Systems, Inc.
5.500% due 02/22/16	100	117
Citigroup, Inc.
4.750% due 05/19/15	250	261
Comcast Corp.
6.500% due 01/15/15	50	58
4.950% due 06/15/16	25	28
ConocoPhillips
4.750% due 10/15/12	50	54
DaVita, Inc.
6.375% due 11/01/18	285	282
Digital Realty Trust, LP (λ)
4.500% due 07/15/15	175	180
Discover Bank
Series BKNT
8.700% due 11/18/19	250	299
Dover Corp.
4.875% due 10/15/15	25	28
eBay, Inc.
0.875% due 10/15/13	165	164
Genentech, Inc.
4.750% due 07/15/15	50	56
General Electric Capital Corp.
2.200% due 06/08/12 (Å)	175	179
Series MTNA
6.000% due 06/15/12	150	161
General Mills, Inc.
6.000% due 02/15/12	25	26
Genworth Financial, Inc.
4.950% due 10/01/15	50	50
Goldman Sachs Group, Inc. (The)
5.750% due 10/01/16	75	82
5.625% due 01/15/17	50	53
Hanesbrands, Inc. (λ)
6.375% due 12/15/20	90	86
Hartford Financial Services Group, Inc.
5.500% due 03/30/20	250	255
Hershey Co. (The)
4.850% due 08/15/15	50	56
HJ Heinz Finance Co.
6.000% due 03/15/12	25	27
Host Hotels & Resorts, Inc. (λ)
6.000% due 11/01/20	250	246
HSBC Finance Capital Trust IX
5.911% due 11/30/35	250	230
HSBC Finance Corp.
5.500% due 01/19/16	100	111
Hyundai Capital America (λ)
3.750% due 04/06/16	410	410
International Business Machines Corp.
4.750% due 11/29/12	50	54
Jabil Circuit, Inc.
5.625% due 12/15/20	250	246
John Deere Capital Corp.
2.800% due 09/18/17	100	100
JPMorgan Chase & Co.
3.125% due 12/01/11 (Å)	350	359
4.750% due 05/01/13	125	134
4.400% due 07/22/20	275	271
Kellogg Co.
5.125% due 12/03/12	125	135
Kraft Foods, Inc.
5.250% due 10/01/13	125	138
5.375% due 02/10/20	125	139
L-3 Communications Corp.
5.200% due 10/15/19	250	266
MetLife, Inc.
6.750% due 06/01/16	100	117
Midamerican Energy Holdings Co.
5.750% due 04/01/18	125	145
Morgan Stanley
4.000% due 07/24/15	175	178
5.500% due 07/24/20	125	128

Intermediate Fund	9

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
National Fuel Gas Co.
5.250% due 03/01/13	20	21
Newell Rubbermaid, Inc.
4.700% due 08/15/20	125	128
Plains All American Pipeline, LP / PAA Finance Corp.
3.950% due 09/15/15	125	131
ProLogis
6.875% due 03/15/20	125	137
PSEG Power LLC
5.500% due 12/01/15	50	56
Public Service Electric & Gas Co.
5.000% due 08/15/14	50	56
Qwest Corp.
7.500% due 10/01/14	250	283
Southern Copper Corp.
5.375% due 04/16/20	180	187
Stanley Black & Decker, Inc.
4.900% due 11/01/12	125	133
United Technologies Corp.
6.100% due 05/15/12	90	97
Verizon Communications, Inc.
8.750% due 11/01/18	125	169
Viacom, Inc.
6.250% due 04/30/16	50	58
Virginia Electric and Power Co.
Series A
4.750% due 03/01/13	50	54
Wal-Mart Stores, Inc.
3.625% due 07/08/20	75	75
WellPoint Health Networks, Inc.
6.375% due 01/15/12	30	32
Wells Fargo & Co.
3.000% due 12/09/11 (Å)	350	359
4.375% due 01/31/13	125	133
Xerox Corp.
6.400% due 03/15/16	320	372
ZFS Finance USA Trust I (λ)
6.150% due 12/15/65	215	213

		11,378

International Debt - 9.8%
America Movil SAB de CV
5.000% due 03/30/20	250	266
Anglo American Capital PLC (λ)
2.150% due 09/27/13	250	253
ANZ National Int’l, Ltd. (λ)
3.125% due 08/10/15	250	254
BHP Billiton Finance USA, Ltd.
8.500% due 12/01/12	26	30
Brazilian Government International Bond
Series A
8.000% due 01/15/18	83	99
Corp. Nacional del Cobre de Chile (λ)
3.750% due 11/04/20	250	244
Covidien International Finance SA
4.200% due 06/15/20	125	130
Credit Suisse NY
3.450% due 07/02/12	125	130
Deutsche Telekom International Finance BV
5.250% due 07/22/13	75	82
European Investment Bank
4.250% due 07/15/13	225	245
HSBC Holdings PLC
5.250% due 12/12/12	125	133
Hydro Quebec
Series IF
8.000% due 02/01/13	85	98
Iberdrola International BV
6.750% due 06/15/12	55	59
ICICI Bank, Ltd. (λ)
5.750% due 11/16/20	250	248
Korea Gas Corp. (λ)
4.250% due 11/02/20	250	246
Kreditanstalt fuer Wiederaufbau
3.250% due 03/15/13	150	158
Landesbank Baden-Wuerttemberg NY
5.050% due 12/30/15	200	230
Mexico Government International Bond
Series MTNA
5.875% due 01/15/14	100	112
Petrobras International Finance Co. - Pifco
6.125% due 10/06/16	25	28
POSCO (λ)
4.250% due 10/28/20	250	243
Republic of Italy
Series DTC
5.625% due 06/15/12	75	80
5.250% due 09/20/16	125	137
South Africa Government International Bond
7.375% due 04/25/12	50	54
Telefonica Emisiones SAU
6.421% due 06/20/16	65	74
Tyco International Finance SA
6.000% due 11/15/13	25	28

10	Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
UBS AG
Series BKNT
4.875% due 08/04/20	220	228
Vale Overseas, Ltd.
6.250% due 01/23/17	75	85

		3,974

United States Government Treasuries - 57.4%
United States Treasury Inflation Indexed Bonds
1.250% due 07/15/20	621	653
United States Treasury Notes
0.625% due 07/31/12	1,800	1,806
0.375% due 10/31/12	1,575	1,573
1.750% due 04/15/13	3,000	3,085
3.125% due 04/30/13	350	372
3.500% due 05/31/13	500	537
3.375% due 07/31/13	1,250	1,342
1.750% due 01/31/14	800	824
1.875% due 02/28/14	1,575	1,629
2.625% due 12/31/14	250	265
1.250% due 10/31/15	6,957	6,896
3.000% due 08/31/16	405	433
1.875% due 10/31/17	663	652
2.625% due 08/15/20	175	173
2.625% due 11/15/20	2,924	2,881

		23,121

Total Long-Term Investments (cost $37,749)		38,473

Short-Term Investments - 3.0%
United States Treasury Bills (ç)(ÿ)(ƒ)
0.149% due 12/30/10	200	200
Korea Land & Housing Corp. (Ê)(λ)
0.534% due 11/22/11	90	90
Morgan Stanley (Å)
2.000% due 09/22/11	350	355
SSgA Prime Money Market Fund	557,717	558

Total Short-Term Investments (cost $1,198)		1,203

Total Investments - 98.4% (identified cost $38,947)		39,676

Other Assets and Liabilities, Net - 1.6%		626

Net Assets - 100.0%		40,302

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund	11

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except contracts)
						Unrealized
						Appreciaion
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
United States Treasury 2 Year Notes	11	USD	2,413	03	/11	(—)
United States Treasury 5 Year Notes	2	USD	240	03	/11	(—)

Short Positions
United States Treasury 10 Year Notes	23	USD	2,855	03	/11	15

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						15

Presentation of Portfolio Holdings

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$11,378	$—	$11,378
International Debt	—	3,974	—	3,974
United States Government Treasuries	—	23,121	—	23,121
Short-Term Investments	558	645	—	1,203

Total Investments	558	39,118	—	39,676

Other Assets and Liabilities, Net
Futures Contracts	15	—	—	15

Total Other Financial Instruments*	$15	$—	$—	$15

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the schedules of investments.

12	Intermediate Fund

SSgA
High Yield Bond Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 92.3%

Corporate Bonds and Notes - 80.3%
Accuride Corp. (λ)
9.500% due 08/01/18	150	160
Advanced Micro Devices, Inc. (λ)
7.750% due 08/01/20	300	307
AES Corp. (The)
9.750% due 04/15/16	350	388
Affinia Group Holdings, Inc. (λ)
10.750% due 08/15/16	50	56
Ally Financial, Inc.
Series*
6.875% due 08/28/12	400	413
8.000% due 11/01/31	250	259
Series 8
6.750% due 12/01/14	425	435
6.250% due 12/01/17 (λ)	250	240
Altra Holdings, Inc.
8.125% due 12/01/16	175	182
American Casino & Entertainment Properties LLC
11.000% due 06/15/14	150	149
American General Finance Corp.
Series MTNI
4.875% due 07/15/12	150	139
6.900% due 12/15/17	150	119
American International Group, Inc.
8.175% due 05/15/58	275	280
Apria Healthcare Group, Inc.
11.250% due 11/01/14	130	141
Arch Coal, Inc.
7.250% due 10/01/20	325	356
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625% due 03/15/18	338	354
BAC Capital Trust XIV (ƒ)
5.630% due 09/29/49	375	266
BE Aerospace, Inc.
6.875% due 10/01/20	340	350
Beazer Homes USA, Inc.
8.125% due 06/15/16	325	314
Berry Petroleum Co.
6.750% due 11/01/20	300	298
Biomet, Inc.
11.625% due 10/15/17	175	193
Blue Acquisition Sub, Inc. (λ)
9.875% due 10/15/18	150	157
Boise Paper Holdings LLC / Boise Co.-Issuer Co
8.000% due 04/01/20	100	108
Bon-Ton Department Stores, Inc. (The)
10.250% due 03/15/14	150	151
BWAY Holding Co. (λ)
10.000% due 06/15/18	150	161
Capella Healthcare, Inc. (λ)
9.250% due 07/01/17	175	184
Case New Holland, Inc. (λ)
7.875% due 12/01/17	175	193
CCO Holdings LLC / CCO Holdings Capital Corp. (λ)
7.875% due 04/30/18	325	336
Cengage Learning Acquisitions, Inc. (λ)
10.500% due 01/15/15	375	375
Cenveo Corp.
7.875% due 12/01/13	150	147
Chaparral Energy, Inc. (λ)
9.875% due 10/01/20	250	258
Chesapeake Energy Corp.
6.500% due 08/15/17	500	504
Cincinnati Bell, Inc.
8.250% due 10/15/17	475	461
CIT Group Funding Co. of Delaware LLC
10.250% due 05/01/17	50	51
CIT Group, Inc.
7.000% due 05/01/17	1,400	1,365
Clear Channel Communications, Inc.
5.500% due 09/15/14	400	280
Clear Channel Worldwide Holdings, Inc.
Series B
9.250% due 12/15/17	142	152
Clearwire Communications LLC/Clearwire Finance, Inc. (λ)
12.000% due 12/01/15	135	143
Cleaver-Brooks, Inc. (λ)
12.250% due 05/01/16	175	185
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.500% due 12/15/19	175	193
Consol Energy, Inc. (λ)
8.250% due 04/01/20	150	162
Continental Airlines 2007-1 Class C Pass Through Trust
Series 071C
7.339% due 04/19/14	289	294
Cott Beverages, Inc.
8.125% due 09/01/18	150	161
CSC Holdings LLC
8.625% due 02/15/19	700	800

High Yield Bond Fund	13

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
DAE Aviation Holdings, Inc. (λ)
11.250% due 08/01/15	175	181
Delta Air Lines 2007-1 Class C Pass Through Trust
Series 071C
8.954% due 08/10/14	231	242
Delta Air Lines, Inc. (λ)
12.250% due 03/15/15	500	565
Deluxe Corp.
7.375% due 06/01/15	200	207
Developers Diversified Realty Corp.
5.500% due 05/01/15	200	204
DineEquity, Inc. (λ)
9.500% due 10/30/18	350	362
DISH DBS Corp.
7.875% due 09/01/19	750	787
DJO Finance LLC / DJO Finance Corp.
10.875% due 11/15/14	125	136
Dole Food Co., Inc. (λ)
8.000% due 10/01/16	150	156
Dunkin Finance Corp. (λ)
9.625% due 12/01/18	375	377
DynCorp International, Inc. (λ)
10.375% due 07/01/17	150	152
Dynegy Holdings, Inc.
7.500% due 06/01/15	250	186
Edison Mission Energy
7.000% due 05/15/17	175	137
El Paso Corp.
7.250% due 06/01/18	525	559
Energy Future Holdings Corp. (λ)
10.000% due 01/15/20	240	246
Energy XXI Gulf Coast, Inc.
10.000% due 06/15/13	150	156
EnergySolutions, Inc. / EnergySolutions LLC (λ)
10.750% due 08/15/18	300	328
Equinix, Inc.
8.125% due 03/01/18	175	183
Fidelity National Information Services, Inc. (λ)
7.875% due 07/15/20	225	240
FireKeepers Development Authority (λ)
13.875% due 05/01/15	300	351
First Data Corp.
Series WI
9.875% due 09/24/15	500	425
11.250% due 03/31/16	175	135
Ford Motor Credit Co. LLC
7.500% due 08/01/12	400	424
8.000% due 06/01/14	225	244
6.625% due 08/15/17	350	361
Freescale Semiconductor, Inc. (λ)
9.250% due 04/15/18	175	183
Frontier Communications Corp.
8.750% due 04/15/22	1,100	1,207
Genworth Financial, Inc.
6.150% due 11/15/66	150	114
GeoEye, Inc.
9.625% due 10/01/15	500	560
Georgia Gulf Corp. (λ)
9.000% due 01/15/17	250	265
Georgia-Pacific LLC (λ)
5.400% due 11/01/20	350	346
Goodyear Tire & Rubber Co. (The)
10.500% due 05/15/16	210	230
Graham Packaging Co., Inc.
9.875% due 10/15/14	450	466
Gray Television, Inc.
10.500% due 06/29/15	175	175
GWR Operating Partnership LLP
10.875% due 04/01/17	175	182
GXS Worldwide, Inc.
9.750% due 06/15/15	225	222
Harrah’s Operating Co., Inc.
11.250% due 06/01/17	225	245
12.750% due 04/15/18 (λ)	125	123
10.000% due 12/15/18	150	127
HCA, Inc.
9.250% due 11/15/16	480	514
8.500% due 04/15/19	1,050	1,144
Headwaters, Inc.
11.375% due 11/01/14	155	167
Healthsouth Corp.
7.250% due 10/01/18	150	153
Hertz Corp. (The) (λ)
7.500% due 10/15/18	250	253
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC (λ)
9.000% due 11/15/20	300	298
Huntsman International LLC
7.375% due 01/01/15	300	302
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
8.000% due 01/15/18	125	124
Interactive Data Corp. (λ)
10.250% due 08/01/18	145	157
International Lease Finance Corp.
6.375% due 03/25/13	275	276

14	High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
iStar Financial, Inc.
Series 1
5.875% due 03/15/16	250	206
Jabil Circuit, Inc.
5.625% due 12/15/20	600	589
Libbey Glass, Inc. (λ)
10.000% due 02/15/15	250	267
Liberty Mutual Group, Inc. (λ)
10.750% due 06/15/58	150	183
Limited Brands, Inc.
8.500% due 06/15/19	175	202
LIN Television Corp.
6.500% due 05/15/13	125	125
8.375% due 04/15/18	175	184
Linn Energy LLC/Linn Energy Finance Corp.
11.750% due 05/15/17	275	313
Lyondell Chemical Co.
8.000% due 11/01/17 (λ)	300	324
11.000% due 05/01/18	250	278
MacDermid, Inc. (λ)
9.500% due 04/15/17	350	367
Macy’s Retail Holdings, Inc.
8.375% due 07/15/15	300	349
6.375% due 03/15/37	134	132
Manitowoc Co., Inc. (The)
8.500% due 11/01/20	220	225
MBIA Insurance Corp. (λ)
14.000% due 01/15/33	100	50
McClatchy Co. (The)
11.500% due 02/15/17	275	288
MetroPCS Wireless, Inc.
6.625% due 11/15/20	550	524
MGM Resorts International
6.750% due 04/01/13	375	357
9.000% due 03/15/20 (λ)	175	191
Michaels Stores, Inc.
11.375% due 11/01/16	100	108
Mirant Americas Generation LLC
8.500% due 10/01/21	150	145
Momentive Performance Materials, Inc.
11.500% due 12/01/16	150	158
9.000% due 01/15/21 (λ)	350	348
Mueller Water Products, Inc.
8.750% due 09/01/20	125	137
Multiplan, Inc. (λ)
9.875% due 09/01/18	150	159
Navistar International Corp.
8.250% due 11/01/21	205	220
Neiman Marcus Group, Inc. (The)
10.375% due 10/15/15	175	184
NewPage Corp.
11.375% due 12/31/14	150	136
NFR Energy LLC/NFR Energy Finance Corp. (λ)
9.750% due 02/15/17	150	148
Nielsen Finance LLC / Nielsen Finance Co. Step Up 08/01/2011
12.500% due 08/01/16	350	353
Northern Tier Energy LLC and Norther Tier Finance Corp. (λ)
10.500% due 12/01/17	250	253
NRG Energy, Inc.
7.375% due 01/15/17	495	500
Nuveen Investments, Inc.
5.500% due 09/15/15	300	251
PAETEC Holding Corp.
9.500% due 07/15/15	250	253
Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp.
8.250% due 04/15/18	330	336
Petco Animal Supplies, Inc. (λ)
9.250% due 12/01/18	250	252
Petrohawk Energy Corp.
7.875% due 06/01/15	350	360
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
10.625% due 04/01/17	125	133
Plains Exploration & Production Co.
7.750% due 06/15/15	175	182
Ply Gem Industries, Inc.
11.750% due 06/15/13	225	239
PolyOne Corp.
7.375% due 09/15/20	235	240
Radian Group, Inc.
5.375% due 06/15/15	100	93
Realogy Corp.
10.500% due 04/15/14	175	151
Revlon Consumer Products Corp.
9.750% due 11/15/15	150	158
Reynolds Group Issuer, Inc. (λ)
9.000% due 04/15/19	600	610
Rite Aid Corp.
9.500% due 06/15/17	250	208
RSC Equipment Rental, Inc./RSC Holdings III LLC (λ)
10.000% due 07/15/17	225	249
Sabine Pass LNG, LP
7.500% due 11/30/16	150	138
Salem Communications Corp.
9.625% due 12/15/16	175	183

High Yield Bond Fund	15

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Sally Holdings LLC/Sally Capital, Inc.
9.250% due 11/15/14	175	182
Seminole Indian Tribe of Florida (λ)
7.750% due 10/01/17	500	514
ServiceMaster Co. (The) (λ)
10.750% due 07/15/15	225	241
Smithfield Foods, Inc.
Series B
7.750% due 05/15/13	150	158
Solutia, Inc.
8.750% due 11/01/17	275	301
Sprint Nextel Corp.
8.375% due 08/15/17	850	884
Standard Pacific Corp.
8.375% due 05/15/18	350	360
Steel Dynamics, Inc.
6.750% due 04/01/15	200	202
SunGard Data Systems, Inc. (λ)
7.625% due 11/15/20	250	250
Surgical Care Affiliates, Inc. (λ)
10.000% due 07/15/17	225	228
Telcordia Technologies, Inc. (λ)
11.000% due 05/01/18	150	146
Tenneco, Inc. (λ)
7.750% due 08/15/18	150	157
Terremark Worldwide, Inc.
12.000% due 06/15/17	325	367
Tesoro Corp.
9.750% due 06/01/19	150	165
Texas Competitive Electric Holdings Co. LLC
Series A
10.250% due 11/01/15	250	149
Tops Holding Corp. / Tops Markets LLC
10.125% due 10/15/15	375	399
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. (λ)
10.625% due 09/01/17	250	268
Toys R Us, Inc.
7.375% due 10/15/18	260	250
Umbrella Acquisition, Inc. (λ)
9.750% due 03/15/15	136	144
Unisys Corp. (λ)
14.250% due 09/15/15	200	241
United Air Lines, Inc. (λ)
9.875% due 08/01/13	150	164
United Rentals NA, Inc.
8.375% due 09/15/20	115	114
United Surgical Partners International, Inc.
9.250% due 05/01/17	225	232
Univision Communications, Inc. (λ)
7.875% due 11/01/20	180	184
Verso Paper Holdings LLC / Verso Paper, Inc.
Series B
9.125% due 08/01/14	150	149
Vertellus Specialties, Inc. (λ)
9.375% due 10/01/15	250	261
West Corp.
11.000% due 10/15/16	300	322
Weyerhaeuser Co.
7.375% due 10/01/19	300	328
Whiting Petroleum Corp.
6.500% due 10/01/18	300	304
Windstream Corp.
7.875% due 11/01/17	550	577
Wyle Services Corp. (λ)
10.500% due 04/01/18	150	148
Wyndham Worldwide Corp.
9.875% due 05/01/14	50	58

		47,883

International Debt - 12.0%
Ardagh Packaging Finance PLC (λ)
9.125% due 10/15/20	350	360
Ashtead Holdings PLC (λ)
8.625% due 08/01/15	150	156
Connacher Oil and Gas, Ltd. (λ)
10.250% due 12/15/15	325	320
FMG Resources August 2006 Pty, Ltd. (λ)
7.000% due 11/01/15	340	344
Gibson Energy ULC / GEP Midstream Finance Corp.
11.750% due 05/27/14	175	192
Global Crossing, Ltd.
12.000% due 09/15/15	375	422
Harvest Operations Corp. (λ)
6.875% due 10/01/17	300	310
HBOS Capital Funding, LP (ƒ)(λ)
6.071% due 06/29/49	150	131
Ineos Group Holdings PLC (λ)
8.500% due 02/15/16	325	282
ING Groep NV (ƒ)
5.775% due 12/29/49	300	252
Intelsat Jackson Holdings SA
11.250% due 06/15/16	450	481
Intelsat Luxembourg SA
11.500% due 02/04/17	398	421
Intelsat Subsidiary Holding Co. SA (λ)
8.875% due 01/15/15	125	128

16	High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Navios Maritime Holdings, Inc.
9.500% due 12/15/14	175	181
Nova Chemicals Corp.
8.375% due 11/01/16	175	185
Novelis, Inc.
7.250% due 02/15/15	300	309
NXP BV / NXP Funding LLC
Series EXcH
9.500% due 10/15/15	100	103
Offshore Group Investments, Ltd. (λ)
11.500% due 08/01/15	325	343
OPTI Canada, Inc. (λ)
9.000% due 12/15/12	95	95
9.750% due 08/15/13	285	284
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(λ)
7.191% due 12/29/49	200	198
Royal Bank of Scotland Group PLC (ƒ)
7.648% due 09/30/49	150	132
Teekay Corp.
8.500% due 01/15/20	150	164
Telesat Canada / Telesat LLC
11.000% due 11/01/15	100	111
UPC Holding BV (λ)
9.875% due 04/15/18	300	322
Virgin Media Finance PLC
Series 1
9.500% due 08/15/16	450	503
Wind Acquisition Finance SA (λ)
11.750% due 07/15/17	250	277
XL Group PLC (ƒ)
Series E
6.500% due 03/29/49	175	149

		7,155

Total Long-Term Investments (cost $51,523)		55,038

Preferred Stocks - 0.6%

Financials - 0.6%
Citigroup Capital XIII (Æ)	14,400	379

Total Preferred Stocks (cost $360)		379

Short-Term Investments - 5.4%
SSgA Prime Money Market Fund	3,210,183	3,210

Total Short-Term Investments (cost $3,210)		3,210

Total Investments - 98.3% (identified cost $55,093)		58,627

Other Assets and Liabilities, Net - 1.7%		1,007

Net Assets - 100.0%		59,634

Presentation of Portfolio Holdings
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$47,883	$—	$47,883
International Debt	—	7,155	—	7,155
Preferred Stocks	379	—	—	379
Short-Term Investments	3,210	—	—	3,210

Total Investments	$3,589	$55,038	$—	$58,627

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the schedules of investments.

High Yield Bond Fund	17

SSgA
Fixed Income Funds

Notes to Schedules of Investments — November 30, 2010 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(§)	Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security.
(λ)	Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
±	Less than $500.
(Å)	The timely payment of interest and principal is guaranteed by the FDIC through 2012.

Abbreviations
ADR - American Depositary Receipt
ADS - American Depositary Share
CDO - Collateralized Debt Obligation
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
TRAINS - Targeted Return Index

18	Notes to Schedules of Investments

SSgA
Fixed Income Funds

Notes to Quarterly Report — November 30, 2010 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2010. This Quarterly Report reports on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board. Pricing services generally use matrix pricing which take into consideration yield or bond prices of comparable quality, coupon, maturity and type, as well as a “qualified broker quote.” A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At November 30, 2010, none of the Funds’ net assets were priced using a qualified broker quote. Exchange-listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value (“NAV”) per share.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at “amortized cost”.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale

Notes to Quarterly Report	19

SSgA
Fixed Income Funds

Notes to Quarterly Report — November 30, 2010 (Unaudited)

price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company, (the “Administrator”), determines that a market quotation is unreliable.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds’ NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds’ securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

○	common stocks traded or quoted only on inactive markets

○	privately placed bonds whose values are derived from a similar bond that is publicly traded

○	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

○	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

○	non registered mutual funds that are daily priced, but not publicly traded

○	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

○	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

20	Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report — November 30, 2010 (Unaudited)

○	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

○	OTC securities using the Company’s own data/models

○	prices with significant haircuts applied

○	staled securities — fair valuation procedures are applied

○	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

○	no current market quotations — fair valuation procedures are applied

○	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds’ investments for the period ended November 30, 2010 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

As of November 30, 2010, the Funds’ aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$44,038,181	$38,960,154	$55,308,777
Gross Tax Unrealized Appreciation	1,690,410	898,237	3,456,863
Gross Tax Unrealized Depreciation	(160,943)	(182,324)	(138,791)

Net Tax Unrealized Appreciation (Depreciation)	$1,529,467	$715,913	$3,318,072

Notes to Quarterly Report	21

SSgA
Fixed Income Funds

Notes to Quarterly Report — November 30, 2010 (Unaudited)

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a “forward commitment” or “delayed settlement” transaction, e.g., to be announced (“TBA”)) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA’s) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be purchased or sold by the fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Mortgage-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund.

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy

22	Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report — November 30, 2010 (Unaudited)

party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase (decrease) in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty, interest rate risk or credit risk.

The fair values of the Funds Derivative Instruments, categorized by risk exposure for the period ended November 30, 2010 were as follows:

(Amounts in thousands)
	Bond Market Fund	Intermediate Fund
	Interest Rate	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Asset Derivatives
Unrealized appreciation on futures contracts	$21	$15

Liability Derivatives
Unrealized depreciation on futures contracts	$3	$— *

*	Less than $500.
**	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities

The High Yield Bond Fund had no derivative instruments as of November 30, 2010.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Notes to Quarterly Report	23

SSgA
Fixed Income Funds

Notes to Quarterly Report — November 30, 2010 (Unaudited)

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the fund has written either expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2010, $6,337,224 of the Central Fund’s net assets represents investments by these Funds, and $17,787,676 represents the investments of other Investment Company Funds not presented herein.

4.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of November 30, 2010, there were no restricted securities held by a fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

24	Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report — November 30, 2010 (Unaudited)

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Quarterly Report	25

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information — November 30, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

26	Shareholder Requests for Additional Information

INTERNATIONAL EQUITY FUNDS
Emerging Markets Fund
International Stock Selection Fund

Quarterly Report
November 30, 2010

SSgA Funds
International Equity Funds
Quarterly Report
November 30, 2010 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

 This page has been intentionally left blank.

SSgA
Emerging Markets Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 90.8%

Bermuda - 0.8%
Credicorp, Ltd.	179,443	21,510

Brazil - 11.5%
Banco Bradesco SA - ADR (Ñ)	1,230,589	24,686
Banco do Brasil SA	1,072,580	20,581
BR Malls Participacoes SA	1,106,826	10,909
Cia de Bebidas das Americas - ADR	144,115	19,548
Cia Energetica de Minas Gerais - ADR	387,042	6,611
Cia Paranaense de Energia - ADR (Ñ)	293,591	7,351
Gol Linhas Aereas Inteligentes SA - ADR	364,477	5,894
Lojas Renner SA	328,000	11,484
MRV Engenharia e Participacoes SA	1,348,135	13,327
Natura Cosmeticos SA (Æ)	556,200	14,948
OGX Petroleo e Gas Participacoes SA (Æ)	589,800	6,845
PDG Realty SA Empreendimentos e Participacoes	2,284,690	13,844
Petroleo Brasileiro SA - ADR	1,908,512	57,977
Tractebel Energia SA	410,600	6,485
Vale SA Class B	2,429,720	76,973

		297,463

Cayman Islands - 3.3%
Agile Property Holdings, Ltd. (Ñ)	5,050,000	7,089
Anta Sports Products, Ltd. (Ñ)	2,751,000	5,130
Chaoda Modern Agriculture Holdings, Ltd. (Ñ)	5,338,000	4,324
China High Speed Transmission Equipment Group Co., Ltd. (Ñ)	2,143,000	3,913
China Shineway Pharmaceutical Group, Ltd. (Ñ)	1,009,000	3,275
ENN Energy Holdings, Ltd.	1,590,000	4,576
Golden Eagle Retail Group, Ltd.	2,246,500	6,567
Hengan International Group Co., Ltd.	1,244,000	11,471
Lee & Man Paper Manufacturing, Ltd. (Ñ)	5,786,000	4,575
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	59,578	6,303
Shimao Property Holdings, Ltd. (Ñ)	2,599,000	3,923
Soho China, Ltd. (Ñ)	6,585,500	4,953
Tencent Holdings, Ltd. (Ñ)	906,200	20,154

		86,253

China - 8.0%
Air China, Ltd. Class H (Æ)	7,775,300	10,133
Bank of China, Ltd. Class H	48,191,000	25,817
BBMG Corp.	1,413,600	2,035
China BlueChemical, Ltd.	2,080,000	1,658
China Citic Bank Corp., Ltd. Class H	7,093,500	4,951
China Coal Energy Co., Ltd. Class H	3,685,300	5,828
China Construction Bank Corp. Class H (Ñ)	37,231,000	33,611
China Life Insurance Co., Ltd. Class H	1,776,000	7,628
China Merchants Bank Co., Ltd. Class H (Ñ)	2,760,500	7,146
China Petroleum & Chemical Corp. Class H	13,153,000	12,247
China Telecom Corp., Ltd. Class H	7,582,000	3,818
Dongfeng Motor Group Co., Ltd. Class H	4,346,000	8,272
Industrial & Commercial Bank of China Class H	30,340,000	23,600
Jiangxi Copper Co., Ltd. Class H	2,231,000	6,464
PetroChina Co., Ltd. Class H	12,018,000	14,935
PICC Property & Casualty Co., Ltd. Class H (Æ)	3,134,000	4,698
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	586,500	6,768
Shanghai Electric Group Co., Ltd. Class H	6,906,000	4,731
Weichai Power Co., Ltd. Class H (Ñ)	1,220,000	8,468
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	4,188,000	11,623
Zhejiang Expressway Co., Ltd. Class H	3,592,000	3,386

		207,817

Colombia - 0.7%
BanColombia SA - ADR (Ñ)	115,489	7,126
Ecopetrol SA	3,899,944	7,708
Grupo de Inversiones Suramericana SA	198,736	3,917

		18,751

Cyprus - 0.3%
Globaltrans Investment PLC - GDR	415,808	7,173

Czech Republic - 1.2%
CEZ AS	365,975	14,298
Komercni Banka AS	51,181	10,784
Telefonica O2 Czech Republic AS	249,135	4,815

		29,897

Egypt - 1.7%
Commercial International Bank Egypt SAE	1,443,341	10,310

Emerging Markets Fund	3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Egyptian Co. for Mobile Services	96,200	2,775
Egyptian Financial Group-Hermes Holding	665,192	3,837
ElSwedy Electric Co. (Æ)	153,142	1,415
Ezz Steel (Æ)	1,022,429	3,179
Orascom Construction Industries	182,566	8,214
Orascom Construction Industries - GDR	69,795	3,087
Orascom Hotels & Development	1	— ±
Orascom Telecom Holding SAE (Æ)	2,648,084	1,903
Orascom Telecom Holding SAE - GDR (Æ)	438,145	1,577
Talaat Moustafa Group (Æ)	2,930,252	4,049
Telecom Egypt - ADR	1,064,415	3,171

		43,517

Hong Kong - 3.6%
Beijing Enterprises Holdings, Ltd. (Ñ)	815,000	5,138
China Agri-Industries Holdings, Ltd. (Ñ)	2,415,600	2,887
China Mobile, Ltd.	4,515,700	45,040
China Resources Power Holdings Co., Ltd.	1,240,400	2,176
CNOOC, Ltd.	12,692,500	27,526
Lenovo Group, Ltd. (Ñ)	5,792,000	3,893
Shanghai Industrial Holdings, Ltd. (Ñ)	1,265,000	5,335

		91,995

India - 2.9%
ACC, Ltd.	33,069	709
Ambuja Cements, Ltd.	245,982	755
Axis Bank, Ltd.	104,686	3,118
Bajaj Auto, Ltd.	70,882	2,435
Bharat Heavy Electricals, Ltd.	21,265	1,021
Bharat Petroleum Corp., Ltd.	38,222	562
Dr Reddy’s Laboratories, Ltd.	73,501	2,862
GAIL India, Ltd.	156,765	1,679
HDFC Bank, Ltd.	82,518	4,110
Hero Honda Motors, Ltd.	18,989	820
Hindalco Industries, Ltd.	664,823	2,993
Hindustan Unilever, Ltd.	223,773	1,454
Housing Development Finance Corp.	261,741	3,917
ICICI Bank, Ltd.	214,343	5,335
Infosys Technologies, Ltd.	132,840	8,833
Infrastructure Development Finance Co., Ltd.	376,189	1,531
ITC, Ltd.	921,884	3,454
Jindal Steel & Power, Ltd.	75,298	1,045
Larsen & Toubro, Ltd.	39,991	1,700
Mahindra & Mahindra, Ltd.	186,150	3,105
Oil & Natural Gas Corp., Ltd.	53,467	1,451
Reliance Industries, Ltd.	362,800	7,793
Rural Electrification Corp., Ltd.	171,667	1,307
Sesa Goa, Ltd.	99,801	669
Siemens India, Ltd.	92,183	1,547
State Bank of India	25,315	1,651
Sun Pharmaceutical Industries, Ltd.	72,370	706
Tata Consultancy Services, Ltd.	229,533	5,383
Tata Motors, Ltd.	99,824	2,687
Tata Power Co., Ltd.	32,659	921

		75,553

Indonesia - 3.5%
Adaro Energy Tbk PT	10,927,500	2,812
Astra International Tbk PT	3,099,120	17,804
Bank Central Asia Tbk PT	11,867,500	7,948
Bank Mandiri Tbk PT	11,797,500	8,358
Bank Rakyat Indonesia Persero Tbk PT	8,628,000	10,028
Bumi Resources Tbk PT	30,909,000	9,067
Indofood Sukses Makmur Tbk PT	13,525,500	6,850
Perusahaan Gas Negara PT	10,078,500	4,797
PT Gudang Garam TBK (Æ)	778,000	3,505
Semen Gresik Persero Tbk PT	7,870,500	8,015
Telekomunikasi Indonesia Tbk PT	12,038,500	10,594
Unilever Indonesia Tbk PT	960,500	1,595

		91,373

Mexico - 4.4%
Alfa SAB de CV Class A (Ñ)	631,500	5,823
America Movil SAB de CV Series L	800,546	45,199
Coca-Cola Femsa SAB de CV - ADR	32,400	2,624
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	57,956	1,950
Fomento Economico Mexicano SAB de CV - ADR	169,100	9,563
Grupo Aeroportuario del Pacifico SAB de CV Class B (Ñ)	675,400	2,584
Grupo Financiero Banorte SAB de CV Class O (Ñ)	413,553	1,782
Grupo Mexico SAB de CV	4,052,979	13,771
Grupo Modelo SAB de CV (Ñ)	408,500	2,402
Grupo Televisa SA - ADR	306,618	7,144
Kimberly-Clark de Mexico SAB de CV Class A	784,000	4,803
Mexichem SAB de CV (Ñ)	1,764,700	6,019
Wal-Mart de Mexico SAB de CV	3,274,900	9,213

		112,877

4	Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Nigeria - 0.1%
Guaranty Trust Bank PLC - GDR (λ)	448,108	2,302

Peru - 1.0%
Cia de Minas Buenaventura SA - ADR	503,533	25,499

Philippines - 1.2%
Ayala Land, Inc.	11,640,800	4,105
Bank of the Philippine Islands	3,208,578	3,948
Energy Development Corp.	35,976,000	4,578
First Philippine Holdings Corp.	1,589,640	2,182
Metropolitan Bank & Trust - ADR	1,887,300	2,976
Philippine Long Distance Telephone Co. - ADR	130,090	7,072
SM Investments Corp.	443,272	4,885
SM Prime Holdings, Inc.	9,139,000	2,076

		31,822

Poland - 1.2%
Bank Pekao SA	60,558	3,554
KGHM Polska Miedz SA	164,244	7,097
Polski Koncern Naftowy Orlen	468,105	6,521
Powszechna Kasa Oszczednosci Bank Polski SA	759,115	10,525
Powszechny Zaklad Ubezpieczen SA	20,221	2,314
Telekomunikacja Polska SA	406,632	2,120

		32,131

Russia - 9.3%
Federal Hydrogenerating Co. JSC (Æ)	37,946,654	1,986
Gazprom OAO - ADR	2,759,734	61,377
Gazprom OAO - ADR (Ñ)	105,604	2,330
IDGC Holding JSC (Æ)	7,996,002	1,360
Lukoil OAO	112,289	6,177
Lukoil OAO - ADR	426,293	23,365
Mechel - ADR (Ñ)	116,648	2,739
MMC Norilsk Nickel - ADR	900,549	17,984
Mobile Telesystems OJSC - ADR	472,848	9,916
NovaTek OAO - GDR	155,889	14,669
Polymetal JSC (Æ)	181,332	3,278
Polymetal JSC - GDR (Æ)	36,488	657
Rosneft Oil Co. Class T	1,982,001	13,090
Sberbank of Russia Class T	10,527,531	33,884
Severstal OAO	584,195	8,290
Sistema JSFC - GDR	455,232	11,786
Surgutneftegas OJSC Class T	5,393,998	5,063
Tatneft - ADR	270,163	8,348
VTB Bank OJSC	4,262,921,803	13,517

		239,816

South Africa - 4.9%
ABSA Group, Ltd. (Ñ)	154,757	2,815
African Rainbow Minerals, Ltd.	152,945	4,025
AngloGold Ashanti, Ltd.	27,768	1,286
Aveng, Ltd.	687,579	3,955
Bidvest Group, Ltd. (Ñ)	181,664	3,863
Exxaro Resources, Ltd. (Ñ)	150,094	2,666
FirstRand, Ltd. (Ñ)	1,980,457	5,598
Foschini Group, Ltd. (The) (Ñ)	54,097	676
Gold Fields, Ltd. - ADR (Ñ)	407,555	6,646
Growthpoint Properties, Ltd. (Ñ)	1,453,771	3,587
Impala Platinum Holdings, Ltd. (Ñ)	184,246	5,258
Imperial Holdings, Ltd.	297,648	5,141
Investec, Ltd. (Ñ)	280,306	2,213
Kumba Iron Ore, Ltd. (Ñ)	137,859	7,722
Life Healthcare Group Holdings, Ltd.	1,585,227	3,230
MTN Group, Ltd. (Ñ)	832,153	14,208
Naspers, Ltd. (Ñ)	49,343	2,463
Remgro, Ltd.	215,730	3,153
RMB Holdings, Ltd. (Ñ)	924,403	4,602
Sanlam, Ltd.	1,022,793	3,744
Sappi, Ltd. - ADR (Ñ)	184,583	899
Sasol, Ltd. - ADR (Ñ)	273,449	12,156
Shoprite Holdings, Ltd. - ADR	211,047	2,871
Spar Group, Ltd. (The) - ADR	46,804	667
Standard Bank Group, Ltd.	499,509	7,185
Steinhoff International Holdings, Ltd. (Æ)(Ñ)	621,850	1,887
Tiger Brands, Ltd.	97,737	2,555
Truworths International, Ltd.	444,501	4,512
Vodacom Group, Ltd. - ADR (Ñ)	289,544	2,715
Woolworths Holdings, Ltd.	1,055,293	3,931

		126,229

South Korea - 12.9%
Amorepacific Corp.	3,582	3,355
Daegu Bank, Ltd.	179,290	2,235
Daelim Industrial Co., Ltd.	89,715	8,396
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	131,140	3,359
Dongbu Insurance Co., Ltd.	184,630	6,091
Glovis Co., Ltd.	18,520	2,524
GS Holdings	137,470	7,458
Hana Financial Group, Inc.	246,125	8,067
Honam Petrochemical Corp. (Ñ)	26,010	5,463
Hyundai Department Store Co., Ltd.	38,970	4,033
Hyundai Heavy Industries Co., Ltd.	40,670	13,032
Hyundai Mobis	94,491	22,412
Hyundai Motor Co.	145,238	21,609
Hyundai Steel Co.	52,953	5,024
Industrial Bank of Korea	536,260	7,493

Emerging Markets Fund	5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Kangwon Land, Inc.	279,450	6,279
KCC Corp.	7,710	2,228
Korea Exchange Bank	470,760	4,548
Korea Zinc Co., Ltd.	9,741	2,340
KT Corp.	275,730	11,059
KT&G Corp.	148,428	8,027
LG Chem, Ltd.	50,491	16,897
LG Corp. Class H	166,919	11,762
LG Display Co., Ltd.	224,710	7,665
LG Household & Health Care, Ltd. (Ñ)	16,391	5,408
POSCO	45,191	17,715
Samsung Electronics Co., Ltd.	106,076	75,572
Samsung Fire & Marine Insurance Co., Ltd.	44,753	7,373
Shinhan Financial Group Co., Ltd.	398,062	15,347
SK Holdings Co., Ltd.	62,640	6,862
SK Telecom Co., Ltd.	67,267	9,921
Woongjin Coway Co., Ltd.	82,560	2,987

		332,541

Taiwan - 7.6%
Acer, Inc.	2,938,112	8,675
Advanced Semiconductor Engineering, Inc.	1,521,914	1,573
Asia Cement Corp.	1,809,888	1,793
Asustek Computer, Inc.	556,183	4,808
AU Optronics Corp. (Æ)	5,784,587	5,788
Catcher Technology Co., Ltd.	674,000	2,067
Cathay Financial Holding Co., Ltd.	2,878,532	4,349
China Steel Corp. Class H	4,596,015	4,727
Chinatrust Financial Holding Co., Ltd.	7,738,404	4,658
Chunghwa Telecom Co., Ltd. (Æ)	1,426,353	3,463
Coretronic Corp.	2,235,000	3,189
Delta Electronics, Inc.	785,000	3,489
Far Eastern New Century Corp.	4,709,712	6,960
Farglory Land Development Co., Ltd.	766,000	1,963
First Financial Holding Co., Ltd.	2,840,000	1,901
Formosa Chemicals & Fibre Corp.	574,000	1,700
Formosa Plastics Corp.	4,955,420	14,745
Fubon Financial Holding Co., Ltd.	6,173,684	7,534
Hon Hai Precision Industry Co., Ltd. (λ)	4,119,978	14,665
HTC Corp.	489,055	13,557
MediaTek, Inc.	628,078	8,046
Mega Financial Holding Co., Ltd.	3,834,000	2,547
Pegatron Corp. (Æ)	641,073	878
Pou Chen Corp. Class B	5,157,630	4,746
Powertech Technology, Inc.	1,897,242	6,006
Silitech Technology Corp.	608,207	1,937
Taiwan Cooperative Bank	6,144,600	4,334
Taiwan Fertilizer Co., Ltd. Class H	702,000	2,533
Taiwan Mobile Co., Ltd.	1,853,092	4,152
Taiwan Semiconductor Manufacturing Co., Ltd.	13,994,782	29,107
Tripod Technology Corp.	1,483,595	6,473
U-Ming Marine Transport Corp.	825,000	1,673
Uni-President Enterprises Corp.	1,049,131	1,451
United Microelectronics Corp.	3,452,000	1,710
Wafer Works Corp. (Æ)	1	— ±
Wistron Corp.	3,359,352	6,811
Yuanta Financial Holding Co., Ltd.	4,649,220	2,845

		196,853

Thailand - 3.2%
Advanced Info Service PCL	1,805,667	5,615
Bangkok Bank PCL	1,572,700	7,492
Banpu PCL	341,050	8,559
BEC World PCL	1,146,300	1,327
Charoen Pokphand Foods PCL	6,213,200	5,138
CP ALL PCL	3,851,828	5,065
Glow Energy PCL	163,300	244
Glow Energy PCL - GDR	622,200	931
Kasikornbank PCL	2,472,100	9,772
Krung Thai Bank PCL	16,011,900	8,581
PTT Aromatics & Refining PCL	1,447,776	1,820
PTT Chemical PCL	708,000	3,595
PTT Exploration & Production PCL	1,279,975	7,071
PTT PCL	1,315,333	13,314
Siam Cement PCL	320,100	3,516
Thai Oil PCL	707,318	1,574

		83,614

Turkey - 5.1%
Akbank TAS	2,369,427	13,392
Anadolu Efes Biracilik Ve Malt Sanayii AS	311,887	4,303
Arcelik AS	1,025,768	5,293
BIM Birlesik Magazalar AS	222,826	7,594
Haci Omer Sabanci Holding AS	1,609,071	7,939
KOC Holding AS	2,444,639	11,476
Tupras Turkiye Petrol Rafinerileri AS	400,712	9,725
Turk Telekomunikasyon AS	2,374,617	9,916
Turkiye Garanti Bankasi AS	4,998,192	27,718
Turkiye Halk Bankasi AS	958,052	9,014
Turkiye Is Bankasi Class C	4,103,065	15,879
Yapi ve Kredi Bankasi AS (Æ)	2,401,431	8,303

		130,552

6	Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

United States - 2.4%
Southern Copper Corp. (Ñ)	562,315	23,578
Vanguard Emerging Markets ETF	753,000	34,291
X5 Retail Group NV - GDR (Æ)	82,311	3,124

		60,993

Total Common Stocks (cost $1,484,697)		2,346,531

Preferred Stocks - 3.9%

Brazil - 3.0%
Banco do Estado do Rio Grande do Sul	934,583	10,624
Braskem SA (Æ)	602,700	6,394
Investimentos Itau SA	2,285,108	17,272
Itau Unibanco Holding SA	1,119,837	25,635
Suzano Papel e Celulose SA	603,975	5,284
Ultrapar Participacoes SA	191,800	11,421

		76,630

Russia - 0.2%
Surgutneftegas OJSC	12,328,884	5,637

South Korea - 0.7%
Hyundai Motor Co.	92,800	5,243
Samsung Electronics Co., Ltd.	27,220	13,570

		18,813

Total Preferred Stocks (cost $45,155)		101,080

Warrants & Rights - 0.1%

China - 0.1%
Bank of China, Ltd. 2010 Rights	4,819,1000	869
China Construction Bank Corp. 2010 Rights	2,606,170	883
Industrial & Commercial Bank of China 2010 Rights	1,365,300	448

Total Warrants & Rights (cost $0)		2,200

Certificates of Participation - 4.4%

Netherlands - 2.5%
MSCI Daily Total Return Net Emerging Markets India USD (NDEUSIA) (Æ) 2011 Warrants (λ)	121,621	64,411

United Kingdom - 0.6%
MSCI Daily TR Net Emerging Markets Hungary Index India USD (NDEUSHG) 2011 Warrants (Æ)	13,099	4,063
MSCI GCC Countries ex Saudi Arabia Net TR USD (Æ)	25,791	11,474

		15,537

United States - 1.3%
MSCI Daily Trust Net Emerging Markets India USD 2010 Warrants (Æ)(λ)	62,948	33,629
Tata Motors, Ltd. 2011 Warrants (Æ)	46,293	1,285

		34,914

Total Certificates of Participation (cost $108,135)		114,862

Short-Term Investments - 0.5%

United States - 0.5%
SSgA Prime Money Market Fund	14,117,761	14,118

Total Short-Term Investments (cost $14,118)		14,118

Other Securities - 1.8%
State Street Navigator Securities Prime Lending Portfolio (Ω)	46,062,317	46,062

Total Other Securities (cost $46,062)		46,062

Total Investments - 101.5% (identified cost $1,698,167)		2,624,853

Other Assets and Liabilities, Net - (1.5%)		(39,493)

Net Assets - 100.0%		2,585,360

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund	7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands

Sector Exposure
	% of	Market
	Net	Value
	Assets	$
Consumer Discretionary	6.9	176,355
Consumer Staples	5.2	128,801
Energy	13.2	336,143
Financials	29.8	768,609
Health Care	0.7	21,544
Industrials	4.0	104,533
Information Technology	9.4	251,417
Materials	15.0	391,035
Telecommunication Services	8.3	217,979
Utilities	2.7	65,313
Other Securities	1.8	46,062
Warrants & Rights	4.5	117,062

Total Investments	101.5	2,624,853
Other Assets and Liabilities, Net	(1.5)	(39,493)

Net Assets	100.0	2,585,360

Geographic Exposure
	% of	Market
	Net	Value
	Assets	$
Africa	5.0	128,531
Asia	43.7	1,132,581
Europe	19.8	509,617
Latin America	24.7	638,983
Middle East	1.7	43,517
Other Regions	4.2	110,025
United Kingdom	0.6	15,537
Other Securities	1.8	46,062

Total Investments	101.5	2,624,853
Other Assets and Liabilities, Net	(1.5)	(39,493)

Net Assets	100.0	2,585,360

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Amount	Amount		Counter	Settlement	(Depreciation)
Sold	Bought		Party	Date	$
USD 1,645	HKD	12,775	Royal Bank of Scotland	12/02/10	— ±
GBP 1,743	ZAR	19,231	Societe Generale	12/02/10	— ±

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					— ±

See accompanying notes which are an integral part of the schedules of investments.

8	Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands

Index Swap Contracts
					Unrealized
		Notional			Appreciation
Fund Receives	Counter	Amount	Fund Pays	Termination	(Depreciation)
Underlying Security	Party	$	Floating Rate	Date	$
MSCI Hungary Gross Dividends Reinvested	Barclays Capital Bank	9,097	3 Month USD LIBOR- BBA minus 0.45%	05/04/11	—
MSCI Hungary Gross Dividends Reinvested	Barclays Capital Bank	10,177	3 Month USD LIBOR- BBA minus 0.45%	05/04/11	(2,426)
MSCI GCC Ex-Saudi Arabia Gross Dividends Reinvested	Goldman Sachs & Co.	6,915	3 Month USD LIBOR- BBA minus 0.05%	11/16/11	(55)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(2,481)

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund	9

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — November 30, 2010 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Bermuda	$21,510	$—	$—	$21,510
Brazil	297,463	—	—	297,463
Cayman Islands	86,253	—	—	86,253
China	207,817	—	—	207,817
Colombia	18,751	—	—	18,751
Cyprus	7,173	—	—	7,173
Czech Republic	29,897	—	—	29,897
Egypt	43,517	—	—	43,517
Hong Kong	91,995	—	—	91,995
India	75,553	—	—	75,553
Indonesia	91,373	—	—	91,373
Mexico	112,877	—	—	112,877
Nigeria	2,302	—	—	2,302
Peru	25,499	—	—	25,499
Philippines	31,822	—	—	31,822
Poland	32,131	—	—	32,131
Russia	215,158	24,658	—	239,816
South Africa	126,229	—	—	126,229
South Korea	332,541	—	—	332,541
Taiwan	196,853	—	—	196,853
Thailand	83,614	—	—	83,614
Turkey	130,552	—	—	130,552
United States	60,993	—	—	60,993
Preferred Stock	101,080	—	—	101,080
Warrants & Rights	1,331	869	—	2,200
Certificates of Participation	114,862	—	—	114,862
Short Term Investments	14,118	—	—	14,118
Other Securities	46,062	—	—	46,062

Total Investments	$2,599,326	$25,527	$—	$2,624,853

Foreign Currency Exchange Contracts	—	—	—	— ±
Index Swap Contracts	—	(2,481)	—	(2,481)

Total Other Financial Instruments*	—	(2,481)	—	(2,481)

For a description of the levels see note 2 in the Notes to Quarterly Report.
*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the schedules of investments.

10	Emerging Markets Fund

SSgA
International Stock Selection Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 95.1%

Australia - 10.4%
AGL Energy, Ltd. (Ñ)	307,649	4,526
Australia & New Zealand Banking Group, Ltd. - ADR	583,832	12,681
Caltex Australia, Ltd. (Ñ)	515,444	6,492
Coca-Cola Amatil, Ltd.	419,193	4,476
Goodman Group (ö)(Ñ)	6,489,301	3,981
Incitec Pivot, Ltd.	2,076,334	7,443
OZ Minerals, Ltd.	4,233,921	6,209
Rio Tinto, Ltd. - ADR	294,111	23,176
Stockland (ö)	1,789,088	6,294
TABCORP Holdings, Ltd.	890,828	6,062
Wesfarmers, Ltd.	166,813	5,030
Westfield Group	556,202	6,477

		92,847

Denmark - 4.1%
Carlsberg A/S	103,362	9,757
Danisco A/S	121,105	9,250
Novo Nordisk A/S	177,148	17,523

		36,530

Finland - 1.3%
UPM-Kymmene OYJ	766,907	11,388

France - 9.1%
BNP Paribas	207,970	12,310
Casino Guichard Perrachon SA	79,097	6,964
Credit Agricole SA	779,799	9,556
Havas SA	1,191,340	5,281
L’Oreal SA	66,631	7,086
PPR	37,624	5,978
Renault SA (Æ)	196,565	10,303
Rhodia SA	247,180	6,525
Schneider Electric SA	106,024	14,884
SCOR SE - ADR	127,394	2,969

		81,856

Germany - 4.8%
Allianz SE	118,460	12,993
Deutsche Lufthansa AG (Æ)	168,652	3,589
Muenchener Rueckversicherungs AG	49,201	6,834
Siemens AG	177,662	19,438

		42,854

Hong Kong - 2.0%
Cathay Pacific Airways, Ltd.	3,724,000	10,862
Swire Pacific, Ltd. Class A	489,000	7,532

		18,394

Italy - 2.4%
Enel SpA	2,034,349	9,559
Finmeccanica SpA	234,799	2,653
Telecom Italia SpA	7,936,731	9,777

		21,989

Japan - 23.0%
Canon, Inc.	68,600	3,234
Chubu Electric Power Co., Inc. (Ñ)	477,600	11,288
Daicel Chemical Industries, Ltd. (Ñ)	1,487,000	10,128
Dainippon Screen Manufacturing Co., Ltd.	956,000	6,237
Daiwa House Industry Co., Ltd.	595,000	6,718
FUJIFILM Holdings Corp.	230,100	7,731
Fujitsu, Ltd.	1,315,000	8,438
Hitachi, Ltd.	2,096,000	9,918
Kao Corp.	58,700	1,474
Kyushu Electric Power Co., Inc.	478,700	10,616
Marubeni Corp.	842,000	5,463
Mitsubishi Corp.	276,800	6,999
Mitsubishi Electric Corp.	1,358,000	13,452
Mitsubishi UFJ Financial Group, Inc.	2,197,400	10,397
Mizuho Financial Group, Inc.	7,663,800	12,179
Nippon Telegraph & Telephone Corp.	259,300	11,743
Nissan Motor Co., Ltd.	642,200	6,024
NTT DoCoMo, Inc.	3,368	5,465
ORIX Corp. (Ñ)	85,540	7,308
Osaka Gas Co., Ltd.	3,095,000	11,575
Sega Sammy Holdings, Inc. (Ñ)	275,800	4,647
Sekisui Chemical Co., Ltd.	500,000	3,435
Sumitomo Electric Industries, Ltd.	449,300	5,879
Sumitomo Mitsui Financial Group, Inc.	453,200	13,912
Toyota Motor Corp.	146,300	5,629
Yahoo! Japan Corp. (Ñ)	15,003	5,378

		205,267

Netherlands - 3.9%
ING Groep NV (Æ)	828,941	7,319
Koninklijke Ahold NV	552,067	6,672
Koninklijke DSM NV	155,579	7,598
Koninklijke Philips Electronics NV	373,059	10,068
Randstad Holding NV (Æ)	63,804	2,920

		34,577

Norway - 1.2%
Marine Harvest ASA (Ñ)	11,541,311	10,729

Singapore - 1.1%
Fraser and Neave, Ltd.	553,000	2,517
Singapore Airlines, Ltd.	633,000	7,393

		9,910

International Stock Selection Fund	11

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA - ADR	985,910	9,057
Repsol YPF SA - ADR	611,334	14,744

		23,801

Sweden - 3.0%
Securitas AB (Ñ)	252,170	2,678
Svenska Handelsbanken AB	327,055	9,766
Swedbank AB (Æ)	211,255	2,670
Tele2 AB	589,934	11,786

		26,900

Switzerland - 4.9%
Cie Financiere Richemont SA	161,636	8,713
Nestle SA	230,674	12,538
Novartis AG	151,052	8,014
Roche Holding AG	58,203	7,991
UBS AG (Æ)	414,608	6,209

		43,465

United Kingdom - 21.2%
AstraZeneca PLC - ADR	384,398	17,911
Aviva PLC	1,198,671	6,611
BP PLC	1,716,431	11,372
British American Tobacco PLC	346,870	12,574
BT Group PLC	5,182,343	13,704
Compass Group PLC	581,198	5,022
HSBC Holdings PLC	2,048,892	20,661
Investec PLC	157,369	1,215
Kazakhmys PLC	343,953	7,415
Kingfisher PLC	775,445	2,835
Legal & General Group PLC	7,786,002	11,069
Logica PLC	2,949,442	5,363
Meggitt PLC	777,592	3,925
Next PLC	139,180	4,351
Rexam PLC	1,875,623	8,796
Royal Bank of Scotland Group PLC - ADR (Æ)	10,013,607	5,855
Royal Dutch Shell PLC (Ñ)	1,107,058	33,333
Shire PLC - ADR	511,408	11,956
Xstrata PLC	290,917	5,846

		189,814

Total Common Stocks (cost $773,713)		850,321

Preferred Stocks - 4.1%

Germany - 4.1%
Fresenius SE	101,216	8,733
ProSiebenSat.1 Media AG	461,506	12,227
Volkswagen AG	99,160	15,935

		36,895

Total Preferred Stocks (cost $25,396)		36,895

Short-Term Investments - 0.0%

United States - 0.0%
SSgA Prime Money Market Fund	100	— ±

Total Short-Term Investments (cost $0)		— ±

Other Securities - 2.7%
State Street Navigator Securities Prime Lending Portfolio (Ω)	23,903,583	23,904

Total Other Securities (cost $23,904)		23,904

Total Investments - 101.9% (identified cost $823,013)		911,120

Other Assets and Liabilities, Net - (1.9%)		(17,317)

Net Assets - 100.0%		893,803

See accompanying notes which are an integral part of the schedules of investments.

12	International Stock Selection Fund

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands

Sector Exposure
	% of	Market
	Net	Value
	Assets	$
Consumer Discretionary	10.8	96,442
Consumer Staples	9.7	86,550
Energy	7.4	65,941
Financials	24.0	215,090
Health Care	8.1	72,128
Industrials	12.2	110,203
Information Technology	5.2	46,299
Materials	10.6	94,524
Telecommunication Services	5.9	52,475
Utilities	5.3	47,564
Other Securities	2.7	23,904

Total Investments	101.9	911,120
Other Assets and Liabilities, Net	(1.9)	(17,317)

Net Assets	100.0	893,803

Geographic Exposure
	% of	Market
	Net	Value
	Assets	$
Asia	13.5	121,151
Europe	41.5	370,984
Japan	23.0	205,267
Other Regions	—	—
United Kingdom	21.2	189,814
Other Securities	2.7	23,904

Total Investments	101.9	911,120
Other Assets and Liabilities, Net	(1.9)	(17,317)

Net Assets	100.0	893,803

Presentation of Portfolio Holdings — November 30, 2010 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Australia	$92,847	$—	$—	$92,847
Denmark	36,530	—	—	36,530
Finland	11,388	—	—	11,388
France	81,856	—	—	81,856
Germany	42,854	—	—	42,854
Hong Kong	18,394	—	—	18,394
Italy	21,989	—	—	21,989
Japan	205,267	—	—	205,267
Netherlands	34,577	—	—	34,577
Norway	10,729	—	—	10,729
Singapore	9,910	—	—	9,910
Spain	23,801	—	—	23,801
Sweden	26,900	—	—	26,900
Switzerland	43,465	—	—	43,465
United Kingdom	189,814	—	—	189,814
Preferred Stocks	36,895	—	—	36,895
Short-Term Investments	—	—	—	—	±
Other Securities	23,904	—	—	23,904

Total Investments	$911,120	$—	$—	$911,120

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund	13

SSgA
International Equity Funds

Notes to Schedules of Investments — November 30, 2010 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(Ê)	Adjustable or floating rate security.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ñ)	All or a portion of the shares of this security are on loan.
(λ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Ω)	Affiliate; The security is purchased with the cash collateral from the securities loaned.
±	Less than $500.
(ö)	Real Estate Investment Trust (REIT).

Abbreviations
ADR - American Depositary Receipt
ADS - American Depositary Share
CME - Chicago Mercantile Exchange
CVO - Contingent Value Obligation
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RUB - Russian ruble
CAD - Canadian dollar	IEP - Irish pundt	SEK - Swedish krona
CHF - Swiss franc	ILS - Israeli shekel	SGD - Singapore dollar
CLP - Chilean peso	INR - Indian rupee	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	ITL - Italian lira	THB - Thai baht
COP - Colombian peso	JPY - Japanese yen	TRY - Turkish lira
CRC - Costa Rica colon	KES - Kenyan schilling	USD - United States dollar
CZK - Czech koruna	KRW - South Korean won	VEB - Venezuelan bolivar
DKK - Danish krone	MXN - Mexican peso	VND - Vietnam dong
EGP - Egyptian pound	MYR - Malaysian ringgit	ZAR - South African rand
EUR - Euro	NOK - Norwegian krone
GBP - British pound sterling	PEN - Peruvian nouveau sol

14	Notes to Schedules of Investments

SSgA
International Equity Funds

Notes to Quarterly Report — November 30, 2010 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2010. This Quarterly Report reports on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value (“NAV”) per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale

Notes to Quarterly Report	15

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company, (the “Administrator”), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds’ NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds’ securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAV for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publicly traded

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

•	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are

16	Notes to Quarterly Report

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities — fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations — fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds’ investments for the period ended November 30, 2010 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Federal Income Taxes

As of November 30, 2010, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

		International
	Emerging	Stock
	Markets	Selection
Cost of Investments for Tax Purposes	$1,726,854,082	$831,490,495

Gross Tax Unrealized Appreciation	952,675,136	104,727,506
Gross Tax Unrealized Depreciation	(54,676,450)	(25,098,196)

Net Tax Unrealized Appreciation (Depreciation)	$897,998,686	$79,629,310

Notes to Quarterly Report	17

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The fair values of the Funds Derivative Instruments, categorized by risk exposure for the period ended November 30, 2010 were as follows:

(Amounts in thousands)
Emerging Markets
Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Liability Derivatives
Unrealized depreciation on foreign currency exchange contracts	—	— *
Unrealized depreciation on index swap contracts	2,481	—

	$2,481	$— *

*	Less than $500.

Derivative balances at November 30, 2010 are representative of derivative use throughout the period.

18	Notes to Quarterly Report

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions. Open forward currency exchange contracts at November 30, 2010 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2010, the Emerging Markets Fund and International Stock Selection Fund had no cash collateral balances held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that SSgA Funds Management, Inc. (“the Advisor”) deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Participation Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements

Notes to Quarterly Report	19

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

only with counterparties that the Advisor deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Fund Concentration

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street,” the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

20	Notes to Quarterly Report

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

As of November 30, 2010, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash
Funds	Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$64,435,805	Pool of US Government Securities and European Government Bonds
International Stock Selection	21,410,521	Pool of US Government Securities and European Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2010, $14,117,861 of the Central Fund’s net assets represents investments by these Funds, and $10,007,039 represents the investments of other Investment Company Funds not presented herein.

5.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended November 30, 2010, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

6.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Quarterly Report	21

SSgA
International Equity Funds

Shareholder Requests for Additional Information — November 30, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

22	Shareholder Requests for Additional Information

S&P 500 INDEX FUND

Quarterly Report
November 30, 2010

SSgA Funds
S&P 500 Index Fund
Quarterly Report
November 30, 2010 (Unaudited)

Page

Notes to Quarterly Report	3
Shareholder Requests for Additional Information	6
State Street Equity 500 Index Portfolio	7

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

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SSgA
S&P 500 Index Fund

Notes to Quarterly Report — November 30, 2010 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2010. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 69.25% at November 30, 2010). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

○	common stocks traded or quoted only on inactive markets

○	privately placed bonds whose values are derived from a similar bond that is publicly traded

○	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

Notes to Quarterly Report	3

SSgA
S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

○	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

○	non registered mutual funds that are daily priced, but not publicly traded

○	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

○	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

○	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

○	OTC securities using the Company’s own data/models

○	prices with significant haircuts applied

○	staled securities — fair valuation procedures are applied

○	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

○	no current market quotations — fair valuation procedures are applied

○	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The level associated with valuing the Fund’s investments for the period ended November 30, 2010, was level one for the Fund.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in capital.

4	Notes to Quarterly Report

SSgA
S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statements of Assets and Liabilities.

Notes to Quarterly Report	5

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — November 30, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

6	Shareholder Requests for Additional Information

State Street Equity 500 Index Portfolio
Portfolio of Investments
November 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)

Common Stocks - 97.9%

Consumer Discretionary - 11.0%
Abercrombie & Fitch Co. Class A	15,846	$796
Amazon.Com, Inc. (a)	64,592	11,329
Apollo Group, Inc. Class A (a)	23,129	786
AutoNation, Inc. (a)	9,763	255
AutoZone, Inc. (a)	5,464	1,417
Bed Bath & Beyond, Inc. (a)	49,445	2,163
Best Buy Co., Inc.	64,019	2,735
Big Lots, Inc. (a)	12,727	390
CarMax, Inc. (a)	40,300	1,326
Carnival Corp.	79,250	3,274
CBS Corp. Class B	126,503	2,130
Coach, Inc.	53,128	3,004
Comcast Corp. Class A	513,748	10,275
D.R. Horton, Inc.	52,876	531
Darden Restaurants, Inc.	24,588	1,204
DeVry, Inc.	10,400	447
Direct TV. Class A (a)	158,277	6,573
Discovery Communications, Inc. Class A (a)	50,000	2,039
Eastman Kodak Co. (a)	54,482	257
eBay, Inc. (a)	210,903	6,144
Expedia, Inc.	38,815	1,022
Family Dollar Stores, Inc.	25,558	1,283
Ford Motor Co. (a)	625,298	9,967
Fortune Brands, Inc.	27,245	1,610
GameStop Corp. Class A (a)	26,800	534
Gannett Co., Inc.	42,074	552
Gap, Inc.	77,798	1,662
Genuine Parts Co.	29,509	1,421
Goodyear Tire & Rubber Co. (a)	42,357	405
H&R Block, Inc.	60,415	761
Harley-Davidson, Inc.	42,501	1,329
Harman International Industries, Inc. (a)	12,621	550
Hasbro, Inc.	24,525	1,169
Home Depot, Inc.	301,412	9,106
Host Hotels & Resorts, Inc.	122,521	2,019
International Game Technology	53,619	830
Interpublic Group of Cos., Inc. (a)	83,894	893
JC Penney Co., Inc.	40,010	1,331
Johnson Controls, Inc.	122,386	4,460
Kohl’s Corp. (a)	55,933	3,156
Lennar Corp. Class A	25,931	394
Limited Brands	51,367	1,730
Lowe’s Cos., Inc.	253,262	5,749
Macy’s, Inc.	79,823	2,050
Marriot International, Inc. Class A	52,350	2,053
Mattel, Inc. (a)	67,276	1,738
McDonald’s Corp.	194,425	15,223
McGraw-Hill, Inc.	55,266	1,906
Meredith Corp.	7,889	265
New York Times Co. Class A (a)	22,922	206
Newell Rubbermaid, Inc.	50,693	850
News Corp. Class A	409,009	5,579
NIKE, Inc. Class B	70,852	6,103
Nordstrom, Inc.	29,533	1,264
O’Reilly Automotive, Inc. (a)	24,600	1,480
Office Depot, Inc. (a)	51,256	223
Omnicom Group, Inc.	54,641	2,483
Polo Ralph Lauren Corp.	12,615	1,378
Priceline.com, Inc. (a)	8,890	3,503
Pulte Homes, Inc. (a)	54,705	342
Radioshack Corp.	20,103	371
Ross Stores, Inc.	22,300	1,447
Scripps Networks Interactive, Inc. Class A	17,135	873
Sears Holdings Corp. (a)	8,174	535
Snap-On, Inc.	9,212	488
Stanley Black & Decker, Inc.	30,007	1,786
Staples, Inc.	133,133	2,930
Starbucks Corp.	135,361	4,142
Starwood Hotels & Resorts Worldwide, Inc.	34,447	1,958
Target Corp.	131,816	7,506
Tiffany & Co.	22,880	1,421
Time Warner Cable, Inc.	64,271	3,955
Time Warner, Inc.	203,091	5,989
TJX Cos., Inc.	72,006	3,284
Urban Outfitters, Inc. (a)	23,900	903
V.F. Corp.	16,393	1,359
Viacom, Inc. Class B	110,622	4,185
Walt Disney Co.	349,345	12,755
Washington Post Co. Class B	960	362
Whirlpool Corp.	13,661	997
Wyndham Worldwide Corp.	29,699	854
Wynn Resorts, Ltd.	13,800	1,395
Yum! Brands, Inc.	85,492	4,281

		219,430

Consumer Staples - 10.7%
Altria Group, Inc.	377,099	9,050
Archer-Daniels-Midland Co.	117,224	3,398
Avon Products, Inc.	78,360	2,238
Brown-Forman Corp. Class B	18,655	1,220
Campbell Soup Co.	34,065	1,155
Clorox Co.	26,543	1,641
Coca-Cola Co.	419,011	26,469
Coca-Cola Enterprises, Inc.	60,601	1,464
Colgate-Palmolive Co.	89,501	6,851
ConAgra Foods, Inc.	82,675	1,776
Constellation Brands, Inc. Class A (a)	37,426	771
Costco Wholesale Corp.	79,889	5,401
CVS Caremark Corp.	245,532	7,612
Dean Foods Co. (a)	33,458	243
Dr Pepper Snapple Group, Inc.	42,300	1,549
Estee Lauder Cos., Inc. Class A	20,952	1,570
General Mills, Inc.	115,664	4,086

7

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued
November 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
H.J. Heinz Co.	58,869	$2,842
Hormel Foods Corp.	13,400	658
Kellogg Co.	47,635	2,345
Kimberly-Clark Corp.	75,700	4,685
Kraft Foods, Inc. Class A	319,709	9,671
Kroger Co.	118,976	2,802
Lorillard, Inc.	28,361	2,257
McCormick & Co., Inc.	23,953	1,054
Molson Coors Brewing Co., Class B	28,262	1,347
PepsiCo, Inc.	290,554	18,779
Philip Morris International, Inc.	332,299	18,905
Procter & Gamble Co.	515,119	31,458
Reynolds American, Inc.	62,374	1,930
Safeway, Inc.	71,864	1,652
Sara Lee Corp.	116,034	1,741
SuperValu, Inc.	34,848	315
Sysco Corp.	108,009	3,134
The Hershey Company	27,282	1,277
The J.M. Smucker Co.	22,660	1,433
Tyson Foods, Inc., Class A	51,235	811
Wal-Mart Stores, Inc.	365,302	19,759
Walgreen Co.	178,918	6,235
Whole Foods Market, Inc. (a)	25,533	1,206

		212,790

Energy - 11.5%
Anadarko Petroleum Corp.	89,626	5,750
Apache Corp.	69,325	7,462
Baker Hughes, Inc.	78,273	4,083
Cabot Oil & Gas Corp.	17,300	605
Cameron International Corp. (a)	45,100	2,170
Chesapeake Energy Corp.	121,182	2,559
Chevron Corp. (b)	364,846	29,542
ConocoPhillips	268,830	16,175
Consol Energy, Inc.	42,573	1,786
Denbury Resources, Inc. (a)	69,800	1,269
Devon Energy Corp.	78,451	5,536
Diamond Offshore Drilling, Inc.	13,500	874
El Paso Corp.	131,592	1,775
EOG Resources, Inc.	45,917	4,084
EQT Corp.	26,800	1,085
ExxonMobil Corp. (b)	924,547	64,311
FMC Technologies, Inc. (a)	23,000	1,938
Halliburton Co.	164,634	6,230
Helmerich & Payne, Inc.	18,600	844
Hess Corp.	53,201	3,727
Marathon Oil Corp.	128,777	4,310
Massey Energy Co.	20,400	1,002
Murphy Oil Corp.	33,441	2,258
Nabors Industries, Ltd. (a)	48,204	1,065
National Oilwell Varco, Inc.	76,457	4,686
Noble Energy, Inc.	32,610	2,650
Occidental Petroleum Corp.	148,744	13,115
Peabody Energy Corp.	50,124	2,948
Pioneer Natural Resources Co.	21,400	1,714
QEP Resources, Inc.	32,768	1,151
Range Resources Corp.	28,700	1,205
Rowan Cos., Inc. (a)	19,620	592
Schlumberger, Ltd.	249,558	19,301
Southwestern Energy Co. (a)	63,200	2,288
Spectra Energy Corp.	120,698	2,869
Sunoco, Inc.	20,384	818
Tesoro Corp.	26,365	430
Valero Energy Corp.	106,209	2,069
Williams Cos., Inc.	102,568	2,340

		228,616

Financials - 15.5%
ACE Ltd.	60,500	3,540
AFLAC, Inc.	85,390	4,398
Allstate Corp.	98,006	2,853
American Express Co.	191,164	8,262
American International Group, Inc. (a)	24,133	996
Ameriprise Financial, Inc.	47,007	2,437
AON Corp.	59,647	2,393
Apartment Investment & Management Co. Class A	21,052	508
Assurant, Inc.	20,831	735
AvalonBay Communities, Inc.	15,598	1,721
Bank of America Corp.	1,820,171	19,931
Bank of New York Mellon Corp.	219,285	5,918
BB&T Corp.	125,770	2,918
Berkshire Hathaway, Inc. Class B (a)	313,803	25,004
Boston Properties, Inc.	25,467	2,134
Capital One Financial Corp.	82,963	3,089
CB Richard Ellis Group, Inc. Class A (a)	47,275	907
Charles Schwab Corp.	178,593	2,684
Chubb Corp.	56,475	3,220
Cincinnati Financial Corp.	27,114	817
Citigroup, Inc. (a)(b)	4,661,702	19,579
CME Group, Inc.	12,091	3,483
Comerica, Inc.	33,344	1,217
Developers Diversified Realty Corp.	1,532	20
Discover Financial Services	100,705	1,841
E*Trade Financial Corp. (a)	39,731	586
Equity Residential	51,657	2,582
Federated Investors, Inc. Class B	14,870	352
Fifth Third Bancorp	149,116	1,782
First Horizon National Corp. (a)	45,236	433
Franklin Resources, Inc.	27,180	3,101
Genworth Financial, Inc. Class A (a)	83,951	979
Goldman Sachs Group, Inc.	93,434	14,589
Hartford Financial Services Group, Inc.	78,297	1,743
HCP, Inc.	55,100	1,814
Health Care REIT, Inc.	20,800	963
Hudson City Bancorp, Inc.	96,192	1,092
Huntington Bancshares, Inc.	118,556	692
IntercontinentalExchange, Inc. (a)	13,780	1,553

8

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued
November 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
Invesco Ltd.	84,800	$1,843
J.P. Morgan Chase & Co.	719,415	26,892
Janus Capital Group, Inc.	36,007	376
KeyCorp	155,975	1,174
Kimco Realty Corp.	71,369	1,189
Legg Mason, Inc.	26,842	876
Leucadia National Corp. (a)	35,436	920
Lincoln National Corp.	57,892	1,382
Loews Corp.	56,731	2,122
M & T Bank Corp.	21,837	1,681
Marsh & McLennan Cos., Inc.	100,253	2,514
Marshall & Ilsley Corp.	86,593	415
Mastercard, Inc. Class A	17,600	4,172
MetLife, Inc.	165,596	6,317
Moody’s Corp.	34,766	933
Morgan Stanley	274,530	6,715
NASDAQ OMX Group, Inc. (a)	28,600	614
Northern Trust Corp.	42,506	2,138
NYSE Euronext	47,300	1,292
Paychex, Inc.	55,738	1,591
People’s United Financial, Inc.	69,500	861
PNC Financial Services Group, Inc.	96,817	5,214
Principal Financial Group, Inc.	58,991	1,607
Progressive Corp.	125,101	2,544
ProLogis	88,691	1,154
Prudential Financial, Inc.	84,439	4,279
Public Storage, Inc.	25,187	2,433
Regions Financial Corp.	224,689	1,209
Simon Property Group, Inc.	52,715	5,192
SLM Corp. (a)	92,354	1,067
State Street Corp. (c)	90,325	3,902
SunTrust Banks, Inc.	93,218	2,178
T. Rowe Price Group, Inc.	48,475	2,827
Torchmark Corp.	15,021	863
Total System Services, Inc.	27,675	418
Travelers Cos., Inc.	85,704	4,627
U.S. Bancorp	346,652	8,243
Unum Group	60,129	1,292
Ventas, Inc.	29,700	1,523
Visa, Inc.	90,800	6,706
Vornado Realty Trust	28,914	2,359
Wells Fargo Co.	951,849	25,900
Western Union Co.	125,385	2,212
XL Capital, Ltd. Class A	58,768	1,155
Zions Bancorp	33,953	660

		308,447

Health Care - 10.7%
Abbott Laboratories	280,806	13,060
Aetna, Inc.	78,950	2,339
Allergan, Inc.	56,092	3,717
AmerisourceBergen Corp.	49,686	1,533
Amgen, Inc. (a)	174,136	9,175
Baxter International, Inc.	105,361	5,115
Becton, Dickinson & Co.	42,997	3,351
Biogen Idec, Inc. (a)	44,131	2,823
Boston Scientific Corp. (a)	265,834	1,707
Bristol-Myers Squibb Co.	310,616	7,840
C.R. Bard, Inc.	16,497	1,400
Cardinal Health, Inc.	63,757	2,268
CareFusion Corp. (a)	31,178	713
Celgene Corp. (a)	83,618	4,965
Cephalon, Inc. (a)	13,300	844
Cerner Corp. (a)	11,700	1,028
CIGNA Corp.	51,596	1,899
Coventry Health Care, Inc. (a)	26,203	663
DaVita, Inc. (a)	18,200	1,323
Dentsply International, Inc.	26,700	826
Eli Lilly & Co.	184,075	6,196
Express Scripts, Inc. (a)	99,998	5,209
Forest Laboratories, Inc. (a)	52,202	1,665
Genzyme Corp. (a)	45,792	3,261
Gilead Sciences, Inc. (a)	152,899	5,581
Hospira, Inc. (a)	29,203	1,643
Humana, Inc. (a)	32,107	1,799
Intuitive Surgical, Inc. (a)	7,100	1,848
Johnson & Johnson	499,849	30,766
King Pharmaceuticals, Inc. (a)	48,592	688
Laboratory Corp. of America Holdings (a)	18,422	1,511
Life Technologies Corp. (a)	33,287	1,658
McKesson Corp.	46,855	2,994
Mead Johnson Nutrition Co.	35,818	2,134
Medco Health Solutions, Inc. (a)	79,068	4,848
Medtronic, Inc.	195,078	6,541
Merck & Co., Inc.	558,170	19,240
Mylan, Inc. (a)	54,109	1,059
Patterson Cos., Inc.	18,294	544
Pfizer, Inc.	1,458,311	23,756
Quest Diagnostics, Inc.	27,100	1,337
St. Jude Medical, Inc. (a)	59,626	2,307
Stryker Corp.	62,389	3,125
Tenet Healthcare Corp. (a)	73,370	299
UnitedHealth Group, Inc.	203,196	7,421
Varian Medical Systems, Inc. (a)	23,060	1,518
Watson Pharmaceuticals, Inc. (a)	17,746	865
Wellpoint, Inc. (a)	72,838	4,060
Zimmer Holdings, Inc. (a)	37,152	1,830

		212,292

Industrials - 11.0%
3M Co.	130,672	10,974
Amphenol Corp. Class A	31,200	1,561
Avery Dennison Corp.	21,188	795
Boeing Co.	133,588	8,519
Caterpillar, Inc.	115,179	9,744
CH Robinson Worldwide, Inc.	29,061	2,142
Cintas Corp.	25,088	671
CSX Corp.	68,338	4,156

9

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued
November 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
Cummins, Inc.	37,258	$3,618
Danaher Corp.	95,372	4,125
Deere & Co.	77,137	5,762
Dover Corp.	34,395	1,885
Eaton Corp.	30,995	2,988
Emerson Electric Co.	136,448	7,514
Equifax, Inc.	22,083	764
Expeditors International Washington, Inc.	39,220	2,075
Fastenal Co.	26,900	1,440
FedEx Corp.	56,900	5,185
First Solar, Inc. (a)	9,870	1,212
Flir Systems, Inc. (a)	28,900	775
Flowserve Corp.	10,500	1,107
Fluor Corp.	32,260	1,866
General Dynamics Corp.	70,161	4,637
General Electric Co. (b)	1,940,133	30,712
Goodrich Co.	22,445	1,925
Honeywell International, Inc.	138,781	6,899
Illinois Tool Works, Inc.	91,971	4,381
Ingersoll-Rand PLC	58,300	2,390
Iron Mountain, Inc.	32,200	715
ITT Industries, Inc.	34,692	1,596
Jacobs Engineering Group, Inc. (a)	22,300	858
L-3 Communications Holdings, Inc.	20,303	1,428
Leggett & Platt, Inc.	27,098	561
Lockheed Martin Corp.	54,252	3,691
Masco Corp.	64,323	702
Monster Worldwide, Inc. (a)	22,609	510
Norfolk Southern Corp.	67,255	4,047
Northrop Grumman Corp.	52,811	3,257
PACCAR, Inc.	66,474	3,580
Pall Corp.	21,509	974
Parker-Hannifin Corp.	29,603	2,375
Pitney Bowes, Inc.	34,927	766
Precision Castparts Corp.	25,907	3,577
Quanta Services, Inc. (a)	39,500	696
R.R. Donnelley & Sons Co.	36,109	569
Raytheon Co.	69,082	3,195
Republic Services, Inc.	54,403	1,531
Robert Half International, Inc.	26,540	736
Rockwell Automation, Inc.	27,005	1,786
Rockwell Collins, Inc.	28,931	1,622
Roper Industries, Inc.	17,000	1,231
Ryder Systems, Inc.	7,921	341
Southwest Airlines Co.	136,986	1,825
Stericycle, Inc. (a)	14,800	1,094
Textron, Inc.	49,939	1,117
Thermo Fisher Scientific, Inc. (a)	74,524	3,790
Tyco International Ltd.	93,000	3,524
Union Pacific Corp.	91,668	8,260
United Parcel Service, Inc. Class B	179,646	12,599
United Technologies Corp.	169,378	12,749
W.W. Grainger, Inc.	11,469	1,433
Waste Management, Inc.	88,539	3,032

		219,589

Information Technology - 17.4%
Adobe Systems, Inc. (a)	95,657	2,653
Advanced Micro Devices, Inc. (a)	99,186	723
Agilent Technologies, Inc. (a)	60,468	2,118
Akamai Technologies, Inc. (a)	33,124	1,729
Altera Corp.	52,854	1,855
Analog Devices, Inc.	53,269	1,894
AOL, Inc. (a)(d)	1	—
Apple, Inc. (a)	165,884	51,615
Applied Materials, Inc.	245,007	3,045
Autodesk, Inc. (a)	41,576	1,467
Automatic Data Processing, Inc.	88,517	3,945
BMC Software, Inc. (a)	31,221	1,386
Broadcom Corp. Class A	80,259	3,571
CA, Inc.	67,099	1,536
Cisco Systems, Inc. (a)	1,035,919	19,848
Citrix Systems, Inc. (a)	33,967	2,256
Cognizant Technology Solutions Corp. Class A (a)	54,384	3,534
Computer Sciences Corp.	27,744	1,238
Compuware Corp. (a)	37,450	386
Corning, Inc.	283,076	4,999
Dell, Inc. (a)	313,150	4,140
Dun & Bradstreet Corp.	9,400	708
Electronic Arts, Inc. (a)	60,100	896
EMC Corp. (a)	372,184	7,998
Fidelity National Information Services, Inc.	46,577	1,253
Fiserv, Inc. (a)	26,452	1,463
Google, Inc. Class A (a)	45,090	25,057
Harris Corp.	23,700	1,048
Hewlett-Packard Co.	414,216	17,368
Intel Corp.	1,009,656	21,324
International Business Machines Corp.	228,842	32,372
Intuit, Inc. (a)	51,663	2,319
Jabil Circuit, Inc.	31,651	478
Juniper Networks, Inc. (a)	93,293	3,174
KLA-Tencor Corp.	30,605	1,122
Lexmark International Group, Inc. Class A (a)	12,642	458
Linear Technology Corp.	39,863	1,299
LSI Corp. (a)	114,762	659
McAfee, Inc. (a)	28,200	1,321
MEMC Electronic Materials, Inc. (a)	36,378	421
Microchip Technology, Inc.	32,489	1,092
Micron Technology, Inc. (a)	157,162	1,141
Microsoft Corp. (b)	1,382,035	34,841
Molex, Inc.	23,305	485
Motorola, Inc. (a)	422,265	3,235
National Semiconductor Corp.	42,096	562
NetApp, Inc. (a)	63,057	3,211

10

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued
November 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
Novell, Inc. (a)	68,720	$410
Novellus Systems, Inc. (a)	15,230	459
NVIDIA Corp. (a)	103,156	1,403
Oracle Corp.	706,862	19,114
PerkinElmer, Inc.	21,118	492
QLogic Corp. (a)	17,922	321
QUALCOMM, Inc.	293,211	13,705
Red Hat, Inc. (a)	33,300	1,449
SAIC, Inc. (a)	54,800	839
Salesforce.com, Inc. (a)	21,200	2,951
SanDisk Corp. (a)	40,667	1,814
Symantec Corp. (a)	147,863	2,484
Tellabs, Inc.	73,830	466
Teradata Corp. (a)	28,920	1,188
Teradyne, Inc. (a)	28,149	334
Texas Instruments, Inc.	215,799	6,862
VeriSign, Inc. (a)	32,421	1,112
Waters Corp. (a)	17,365	1,335
Western Digital Corp. (a)	43,000	1,440
Xerox Corp.	247,701	2,839
Xilinx, Inc.	45,602	1,237
Yahoo!, Inc. (a)	246,219	3,883

		345,380

Materials - 3.7%
Air Products & Chemicals, Inc.	38,809	3,346
Airgas, Inc.	14,300	874
AK Steel Holding Corp.	20,000	266
Alcoa, Inc.	187,149	2,455
Allegheny Technologies, Inc.	17,228	891
Ball Corp.	17,262	1,137
Bemis Co., Inc.	21,162	665
CF Industries Holdings, Inc.	12,650	1,528
Cliffs Natural Resources, Inc.	23,400	1,599
Dow Chemical Co.	208,828	6,511
E.I. Du Pont de Nemours & Co.	164,012	7,707
Eastman Chemical Co.	12,204	950
Ecolab, Inc.	40,966	1,959
FMC Corp.	12,600	981
Freeport-McMoRan Copper & Gold, Inc. Class B	85,352	8,648
International Flavors & Fragrances, Inc.	13,031	684
International Paper Co.	81,911	2,045
MeadWestvaco Corp.	30,320	753
Monsanto Co.	99,155	5,941
Newmont Mining Corp.	89,206	5,248
Nucor Corp.	57,654	2,176
Owens-Illinois, Inc. (a)	30,400	817
Plum Creek Timber Co., Inc.	29,311	1,056
PPG Industries, Inc.	31,071	2,422
Praxair, Inc.	55,711	5,128
Sealed Air Corp.	29,692	690
Sherwin-Williams Co.	17,096	1,268
Sigma-Aldrich Corp.	20,934	1,323
Titanium Metals Corp. (a)	16,600	287
United States Steel Corp.	26,678	1,297
Vulcan Materials Co.	22,561	905
Weyerhaeuser Co.	97,874	1,634

		73,191

Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	73,400	3,712
AT&T, Inc.	1,072,250	29,798
CenturyTel, Inc.	56,273	2,419
Frontier Communications Corp.	183,444	1,669
JDS Uniphase Corp. (a)	42,723	507
MetroPCS Communications, Inc. (a)	51,700	628
Qwest Communications International, Inc.	317,690	2,224
Sprint Nextel Corp. (a)	555,565	2,100
Verizon Communications, Inc.	516,266	16,526
Windstream Corp.	90,413	1,179

		60,762

Utilities - 3.3%
AES Corp. (a)	115,195	1,245
Allegheny Energy, Inc.	28,359	647
Ameren Corp.	45,560	1,308
American Electric Power Co., Inc.	87,352	3,110
CenterPoint Energy, Inc.	77,511	1,212
CMS Energy Corp.	37,956	682
Consolidated Edison, Inc.	52,152	2,523
Constellation Energy Group, Inc.	34,214	970
Dominion Resources, Inc.	109,162	4,534
DTE Energy Co.	29,884	1,331
Duke Energy Corp.	238,420	4,184
Edison International	57,119	2,110
Entergy Corp.	34,598	2,465
Exelon Corp.	119,921	4,721
FirstEnergy Corp.	53,707	1,886
Integrys Energy Group, Inc.	14,716	717
NextEra Energy, Inc.	75,221	3,808
Nicor, Inc.	9,400	407
NiSource, Inc.	48,582	813
Northeast Utilities	32,000	995
NRG Energy, Inc. (a)	47,200	915
Oneok, Inc.	18,600	951
Pepco Holdings, Inc.	41,700	765
PG&E Corp.	71,326	3,347
Pinnacle West Capital Corp.	20,360	823
PPL Corp.	87,475	2,223
Progress Energy, Inc.	52,281	2,284
Public Service Enterprise Group, Inc.	92,324	2,846
SCANA Corp.	22,100	898
Sempra Energy	46,186	2,313
Southern Co.	149,043	5,622
TECO Energy, Inc.	34,951	585

11

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued
November 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
Wisconsin Energy Corp.	20,100	$1,210
Xcel Energy, Inc.	86,351	2,029

		66,479

Total Common Stocks (Cost $1,347,850)		1,946,976

	Par
	Amount
	(000)

U.S. Government Securities - 0.2%
United States Treasury Bill (b)(e)(f) 0.11% due 01/20/11	$3,715	3,714
United States Treasury Bill (b)(e)(f) 0.08% due 01/20/11	50	50
United States Treasury Bill (b)(e)(f) 0.14% due 12/16/10	350	350

Total U.S. Government Securities (Cost $4,114)		4,114

	Shares
	(000)

Money Market Funds - 1.7%
AIM Short Term Investment Prime Portfolio	32,478	32,478
Federated Money Market Obligations Trust	576	576

Total Money Market Funds (Cost $33,054)		33,054

Total Investments (g)† - 99.8% (Identified cost $1,385,018 (h))		1,984,144
Other Assets in Excess of Liabilities - 0.2%		4,511

Net Assets - 100.0%		$1,988,655

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Amount is less than $1,000.
(e)	Rate represents annualized yield at date of purchase.
(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2010 was $709,879 and $110,753, respectively, resulting in net unrealized appreciation of investment of $599,126.
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

12

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued
November 30, 2010 (Unaudited)

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

INVESTMENTS:
Common Stocks	$1,946,976	$—	$—	$1,946,976
U.S. Government Securities	—	4,114	—	4,114
Money Market Funds	33,054	—	—	33,054
OTHER ASSETS:
Futures contracts	1,365	—	—	1,365

TOTAL ASSETS AND LIABILITIES	$1,981,395	$4,114	$—	$1,985,509

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended November 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

13

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued
November 30, 2010 (Unaudited)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number	Unrealized
	of	Appreciation
	Contracts	(000)

Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2010	750	$1,365

Total unrealized appreciation on open futures contracts purchased		$1,365

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective.

The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to ear “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The fair values of the Portfolio’s Derivative Instruments as shown on the Portfolio of Investments, categorized by risk exposure for the period ended November 30, 2010, were as follows:

Asset Derivatives(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$-	$-	$-	$1,365	$-	$-	$1,365

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

Transactions in derivative instruments during the eleven months ended November 30, 2010, were as follows:

Realized Gain (Loss) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$-	$-	$-	$2,168	$-	$-	$2,168

Change in Appreciation (Depreciation) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$-	$-	$-	$818	$-	$-	$818

14

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued
November 30, 2010 (Unaudited)

Affiliate Table
Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at November 30, 2010 is listed in the Portfolio of Investments.

						Income earned
		Shares purchased	Shares sold for			for the eleven
	Number of	for the eleven	the eleven	Number of	Value at	months ended	Realized loss
Security	shares held at	months ended	months ended	shares held at	11/30/2010	11/30/2010	on shares sold
Description	12/31/09	11/30/2010	11/30/2010	11/30/2010	(000)	(000)	(000)
State Street Corp.	90,925	6,300	6,900	90,325	$3,902	$3	$(163)

15

EQUITY FUNDS
Disciplined Equity Fund
Small Cap Fund
Tuckerman Active REIT Fund
IAM SHARES Fund
Enhanced Small Cap Fund
Directional Core Equity Fund

Quarterly Report
November 30, 2010

SSgA Funds
Equity Funds
Quarterly Report
November 30, 2010 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

 This page has been intentionally left blank.

SSgA
Disciplined Equity Fund
Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.6%

Consumer Discretionary - 11.1%
Advance Auto Parts, Inc.	330	22
Amazon.com, Inc. (Æ)	32	6
Bed Bath & Beyond, Inc. (Æ)(Ñ)	905	40
Big Lots, Inc. (Æ)(Ñ)	156	5
CBS Corp. Class B (Ñ)	1,400	24
Coach, Inc.	140	8
Comcast Corp. Class A	3,401	68
Darden Restaurants, Inc. (Ñ)	765	37
Dollar Tree, Inc. (Æ)(Ñ)	22	1
Expedia, Inc. (Ñ)	1,268	33
Ford Motor Co. (Æ)(Ñ)	4,157	66
Hanesbrands, Inc. (Æ)(Ñ)	30	1
Home Depot, Inc. (Ñ)	642	19
Interpublic Group of Cos., Inc. (The) (Æ)	2,069	22
Johnson Controls, Inc.	170	6
Lear Corp. (Æ)(Ñ)	170	15
Limited Brands, Inc. (Ñ)	1,266	43
Lowe’s Cos., Inc.	1,509	34
Macy’s, Inc. (Ñ)	1,523	39
McDonald’s Corp.	318	25
McGraw-Hill Cos., Inc. (The) (Ñ)	95	3
Newell Rubbermaid, Inc. (Ñ)	60	1
News Corp. Class A	3,550	48
Omnicom Group, Inc. (Ñ)	466	21
Penn National Gaming, Inc. (Æ)(Ñ)	240	8
PetSmart, Inc. (Ñ)	20	1
Service Corp. International	1,245	10
Starbucks Corp.	940	29
Target Corp.	873	50
Time Warner, Inc. (Ñ)	1,740	51
TJX Cos., Inc.	540	25
TRW Automotive Holdings Corp. (Æ)	500	24
Viacom, Inc. Class A (Ñ)	236	9
Walt Disney Co. (The) (Ñ)	354	13
Yum! Brands, Inc.	20	1

		808

Consumer Staples - 11.0%
Altria Group, Inc.	230	6
Archer-Daniels-Midland Co.	1,405	41
Coca-Cola Co. (The) (Ñ)	1,723	109
Coca-Cola Enterprises, Inc.	470	11
CVS Caremark Corp.	27	1
Del Monte Foods Co.	375	7
Dr Pepper Snapple Group, Inc.	136	5
General Mills, Inc.	1,227	43
Hansen Natural Corp. (Æ)	260	14
Herbalife, Ltd. (Ñ)	20	1
JM Smucker Co. (The)	228	14
Kimberly-Clark Corp.	740	46
Kraft Foods, Inc. Class A (Ñ)	296	9
Kroger Co. (The)	1,905	45
Lorillard, Inc. (Ñ)	484	38
PepsiCo, Inc.	567	37
Philip Morris International, Inc.	1,773	101
Procter & Gamble Co. (The)	2,325	142
Reynolds American, Inc.	110	3
Tyson Foods, Inc. Class A (Ñ)	1,646	26
Wal-Mart Stores, Inc. (Ñ)	1,908	103

		802

Energy - 11.4%
Cameron International Corp. (Æ)	17	1
Chevron Corp.	1,720	139
ConocoPhillips	470	28
Denbury Resources, Inc. (Æ)	1,775	32
El Paso Corp. (Ñ)	2,994	40
Exxon Mobil Corp.	3,513	245
Halliburton Co.	1,440	55
Hess Corp.	60	4
Marathon Oil Corp.	930	31
National Oilwell Varco, Inc.	532	33
Occidental Petroleum Corp. (Ñ)	174	15
Oil States International, Inc. (Æ)	578	34
QEP Resources, Inc.	256	9
Peabody Energy Corp.	490	29
Rayonier, Inc. (ö)	250	13
Schlumberger, Ltd.	471	37
SEACOR Holdings, Inc. (Æ)	30	3
Southern Union Co. (Ñ)	260	6
Spectra Energy Corp.	535	13
Valero Energy Corp.	1,177	23
Williams Cos., Inc. (The) (Ñ)	1,889	43

		833

Financials - 14.8%
American Express Co.	113	5
American Financial Group, Inc.	190	6
Ameriprise Financial, Inc.	636	33
Annaly Capital Management, Inc. (ö)(Ñ)	778	14
Arch Capital Group, Ltd. (Æ)(Ñ)	160	14
Aspen Insurance Holdings, Ltd. (Ñ)	8	— ±
Axis Capital Holdings, Ltd.	457	16
Bank of America Corp.	7,996	88
Berkshire Hathaway, Inc. Class B (Æ)(Ñ)	1,066	85
Brandywine Realty Trust (ö)	330	4
CapitalSource, Inc.	600	4
Charles Schwab Corp. (The)	90	1
Chimera Investment Corp. (ö)	4,685	19

Disciplined Equity Fund	3

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
CIT Group, Inc. (Æ)(Ñ)	617	24
Citigroup, Inc. (Æ)	16,250	68
Commerce Bancshares, Inc. City MO (Ñ)	109	4
CommonWealth REIT (ö)	220	5
Discover Financial Services	2,140	39
Endurance Specialty Holdings, Ltd. (Ñ)	248	11
Fidelity National Financial, Inc. Class A (Ñ)	530	7
First Citizens BancShares, Inc. Class A	13	2
Franklin Resources, Inc.	170	19
Goldman Sachs Group, Inc. (The)	318	50
HCC Insurance Holdings, Inc.	200	6
Invesco, Ltd. (Ñ)	904	20
JPMorgan Chase & Co.	3,387	127
Loews Corp. (Ñ)	750	28
MetLife, Inc. (Ñ)	867	33
Morgan Stanley	564	14
NASDAQ OMX Group, Inc. (The) (Æ)	380	8
PartnerRe, Ltd. - ADR	10	1
Piedmont Office Realty Trust, Inc. Class A (ö)	185	4
PNC Financial Services Group, Inc.	17	1
Protective Life Corp.	210	5
Prudential Financial, Inc.	244	12
SEI Investments Co.	480	11
Simon Property Group, Inc. (ö)	218	21
SLM Corp. (Æ)(Ñ)	2,359	27
Travelers Cos., Inc. (The) (Ñ)	629	34
Unitrin, Inc.	90	2
Unum Group	1,402	30
US Bancorp	2,596	62
Validus Holdings, Ltd. (Ñ)	636	19
Washington Federal, Inc. (Ñ)	43	1
Wells Fargo & Co.	3,519	96

		1,080

Health Care - 10.1%
Abbott Laboratories	436	20
Aetna, Inc.	415	12
Agilent Technologies, Inc. (Æ)	90	3
Allergan, Inc.	660	44
AmerisourceBergen Corp. Class A	229	7
Amgen, Inc. (Æ)	834	44
Baxter International, Inc.	1,040	51
Bio-Rad Laboratories, Inc. Class A (Æ)	30	3
Bristol-Myers Squibb Co.	34	1
Cardinal Health, Inc.	1,190	42
CareFusion Corp. (Æ)	469	11
Cephalon, Inc. (Æ)	12	1
Cigna Corp.	1,039	38
Eli Lilly & Co. (Ñ)	38	1
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	960	35
Forest Laboratories, Inc. (Æ)	1,010	32
Gilead Sciences, Inc. (Æ)	698	25
Health Net, Inc. (Æ)(Ñ)	480	13
Hill-Rom Holdings, Inc. (Ñ)	180	7
Hospira, Inc. (Æ)	655	37
Humana, Inc. (Æ)	17	1
Illumina, Inc. (Æ)(Ñ)	20	1
Johnson & Johnson	1,342	83
Merck & Co., Inc.	1,203	41
Pfizer, Inc.	6,009	98
Tenet Healthcare Corp. (Æ)	1,959	8
UnitedHealth Group, Inc.	1,614	59
Warner Chilcott PLC Class A (Ñ)	890	17

		735

Industrials - 11.8%
3M Co.	696	58
Aecom Technology Corp. (Æ)(Ñ)	30	1
Boeing Co. (The)	40	3
Chicago Bridge & Iron Co. NV (Æ)	30	1
Crane Co.	255	10
CSX Corp. (Ñ)	638	39
Deere & Co.	181	13
Delta Air Lines, Inc. (Æ)	100	1
Dover Corp. (Ñ)	454	25
Emerson Electric Co.	45	2
Expeditors International of Washington, Inc.	20	1
General Dynamics Corp.	11	1
General Electric Co.	9,065	143
Goodrich Corp. (Ñ)	210	18
Honeywell International, Inc. (Ñ)	1,205	60
Hubbell, Inc. Class B	333	19
ITT Corp. (Ñ)	707	33
KBR, Inc.	1,267	34
L-3 Communications Holdings, Inc. Class 3 (Ñ)	10	1
Lennox International, Inc. (Ñ)	60	3
Lockheed Martin Corp. (Ñ)	52	4
Northrop Grumman Corp.	168	10
Raytheon Co.	14	1
Republic Services, Inc. Class A	1,134	32
Snap-On, Inc. (Ñ)	181	10
Southwest Airlines Co. (Ñ)	750	10
Thermo Fisher Scientific, Inc. (Æ)	19	1
Thomas & Betts Corp. (Æ)	120	5
Timken Co. (Ñ)	778	34
Union Pacific Corp.	626	56
United Parcel Service, Inc. Class B	1,104	77

4	Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
United Technologies Corp.	1,059	80
WABCO Holdings, Inc. (Æ)	615	31
Waste Connections, Inc. (Ñ)	120	3
Waters Corp. (Æ)	471	36

		856

Information Technology - 18.4%
Accenture PLC Class A	730	32
Activision Blizzard, Inc.	1,767	21
Apple, Inc. (Æ)	511	159
Applied Materials, Inc.	1,907	24
Arrow Electronics, Inc. (Æ)	341	10
Atmel Corp. (Æ)	1,355	14
Avago Technologies, Ltd. (Ñ)	280	7
Avnet, Inc. (Æ)(Ñ)	100	3
CA, Inc.	85	2
Cisco Systems, Inc. (Æ)	4,327	83
Cognizant Technology Solutions Corp. Class A (Æ)	253	16
Dell, Inc. (Æ)(Ñ)	3,567	47
DST Systems, Inc. (Ñ)	207	9
eBay, Inc. (Æ)(Ñ)	40	1
EchoStar Corp. Class A (Æ)	40	1
EMC Corp. (Æ)	107	2
Google, Inc. Class A (Æ)	113	63
Harris Corp. (Ñ)	398	18
Hewlett-Packard Co.	2,309	97
IAC/InterActiveCorp (Æ)(Ñ)	1,174	33
Ingram Micro, Inc. Class A (Æ)	1,310	23
Intel Corp.	4,554	96
International Business Machines Corp.	1,069	151
Intuit, Inc. (Æ)(Ñ)	20	1
Jabil Circuit, Inc. (Ñ)	994	15
KLA-Tencor Corp. (Ñ)	380	14
Lender Processing Services, Inc.	359	11
Microsoft Corp. (Ñ)	6,382	161
NCR Corp. (Æ)(Ñ)	1,120	16
Oracle Corp.	3,739	101
QUALCOMM, Inc.	402	19
SAIC, Inc. (Æ)(Ñ)	1,257	19
Symantec Corp. (Æ)	220	4
Synopsys, Inc. (Æ)	765	20
Tellabs, Inc. (Ñ)	940	6
Vishay Intertechnology, Inc. (Æ)(Ñ)	1,439	20
Vishay Precision Group, Inc. (Æ)	108	2
Xerox Corp.	70	1
Yahoo!, Inc. (Æ)	1,038	16

		1,338

Materials - 4.0%
Albemarle Corp.	175	9
Ashland, Inc.	458	23
Ball Corp.	204	13
Cabot Corp.	50	2
Celanese Corp. Class A	880	33
Crown Holdings, Inc. (Æ)	30	1
Eastman Chemical Co. (Ñ)	239	19
EI du Pont de Nemours & Co.	1,347	63
FMC Corp. (Ñ)	183	14
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	480	49
International Paper Co.	390	10
Lubrizol Corp. (Ñ)	120	13
MeadWestvaco Corp.	1,304	32
Newmont Mining Corp.	76	4
Royal Gold, Inc.	10	1
RPM International, Inc.	213	4

		290

Telecommunication Services - 3.1%
AT&T, Inc.	4,586	127
Qwest Communications International, Inc. (Ñ)	1,672	12
Verizon Communications, Inc.	2,824	90

		229

Utilities - 3.9%
Alliant Energy Corp. (Ñ)	25	1
American Electric Power Co., Inc.	332	12
CMS Energy Corp. (Ñ)	40	1
Consolidated Edison, Inc. (Ñ)	730	35
Duke Energy Corp. (Ñ)	2,229	39
Edison International	25	1
Energen Corp.	483	21
MDU Resources Group, Inc.	1,343	28
NiSource, Inc.	108	2
Northeast Utilities (Ñ)	950	30
NV Energy, Inc. (Ñ)	2,440	33
PG&E Corp.	925	43
Public Service Enterprise Group, Inc. (Ñ)	675	21
Questar Corp. (Ñ)	976	16
SCANA Corp. (Ñ)	20	1
UGI Corp.	30	1

		285

Total Common Stocks (cost $5,279)		7,256

Disciplined Equity Fund	5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Short-Term Investments - 1.1%
SSgA Prime Money Market Fund	69,029	69
United States Treasury Bills (ÿ)(§) 0.105% due 02/10/11	10	10

Total Short-Term Investments (cost $79)		79

Other Securities - 14.8%
State Street Navigator Securities Prime Lending Portfolio (Ω)	1,078,052	1,078

Total Other Securities (cost $1,078)		1,078

Total Investments - 115.5% (identified cost $6,436)		8,413

Other Assets and Liabilities, Net - (15.5%)		(1,128)

Net Assets - 100.0%		7,285

Amounts in thousands (except contracts)
						Unrealized
						Appreciation
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
S&P 500 Mini Index (CME)	1	USD	59	12	/11	(1)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						(1)

See accompanying notes which are an integral part of the schedules of investments.

6	Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Presentation of Portfolio Holdings — November 30, 2010 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$808	$—	$—	$808
Consumer Staples	802	—	—	802
Energy	833	—	—	833
Financials	1,080	—	—	1,080
Health Care	735	—	—	735
Industrials	856	—	—	856
Information Technology	1,338	—	—	1,338
Materials	290	—	—	290
Telecommunication Services	229	—	—	229
Utilities	285	—	—	285
Short-Term Investments	69	10	—	79
Other Securities	1,078	—	—	1,078

Total Investments	8,403	10	—	8,413

Futures Contracts	(1)	—	—	(1)

Total Other Financial Instruments*	$(1)	$—	$—	$(1)

For a description of the levels see note 2 in the Notes to Quarterly Report.

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund	7

This page has been intentionally left blank.

SSgA
Small Cap Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 96.6%

Consumer Discretionary - 15.4%
American Axle & Manufacturing Holdings, Inc. (Æ)(Ñ)	1,020	11
AnnTaylor Stores Corp. (Æ)(Ñ)	3,110	84
Arctic Cat, Inc. (Æ)(Ñ)	800	12
Blyth, Inc. (Ñ)	500	22
Brinker International, Inc. (Ñ)	3,120	64
Casual Male Retail Group, Inc. (Æ)(Ñ)	3,450	17
Cato Corp. (The) Class A (Ñ)	1,580	45
Corn Products International, Inc.	1,170	50
Cracker Barrel Old Country Store, Inc. (Ñ)	1,540	81
Destination Maternity Corp. (Æ)(Ñ)	1,572	60
Dillard’s, Inc. Class A (Ñ)	2,110	66
DineEquity, Inc. (Æ)	350	19
Domino’s Pizza, Inc. (Æ)(Ñ)	1,600	24
Fuel Systems Solutions, Inc. (Æ)(Ñ)	1,500	52
Genesco, Inc. (Æ)	350	13
Jakks Pacific, Inc. (Æ)(Ñ)	4,270	82
Jo-Ann Stores, Inc. (Æ)(Ñ)	680	33
Kenneth Cole Productions, Inc. Class A (Æ)	3,160	43
Lifetime Brands, Inc. (Æ)	1,150	17
Liz Claiborne, Inc. (Æ)(Ñ)	4,230	31
Mac-Gray Corp. (Ñ)	300	4
Men’s Wearhouse, Inc. (The) (Ñ)	2,670	76
Oxford Industries, Inc.	2,810	69
Perry Ellis International, Inc. (Æ)	2,540	69
Polaris Industries, Inc. (Ñ)	350	25
Pre-Paid Legal Services, Inc. (Æ)	600	39
Prestige Brands Holdings, Inc. (Æ)(Ñ)	3,130	37
Retail Ventures, Inc. (Æ)(Ñ)	2,400	39
Ruby Tuesday, Inc. (Æ)(Ñ)	5,850	75
Sotheby’s Class A (Ñ)	2,050	82
Timberland Co. Class A (Æ)(Ñ)	2,460	61
Valassis Communications, Inc. (Æ)(Ñ)	1,580	51
Warnaco Group, Inc. (The) (Æ)(Ñ)	1,820	98

		1,551

Consumer Staples - 3.1%
Andersons, Inc. (The) (Ñ)	1,440	47
B&G Foods, Inc. Class A (Ñ)	3,890	50
Central Garden and Pet Co. Class A (Æ)(Ñ)	2,340	22
Elizabeth Arden, Inc. (Æ)(Ñ)	1,150	24
Inter Parfums, Inc.	1,850	34
MGP Ingredients, Inc. (Ñ)	500	5
Nash Finch Co. (Ñ)	200	7
Oil-Dri Corp. of America (Ñ)	610	14
Pantry, Inc. (The) (Æ)	2,470	51
Susser Holdings Corp. (Æ)(Ñ)	1,890	25
USANA Health Sciences, Inc. (Æ)	900	38

		317

Energy - 4.8%
Approach Resources, Inc. (Æ)(Ñ)	450	8
Bill Barrett Corp. (Æ)(Ñ)	1,010	39
Cloud Peak Energy, Inc. (Æ)(Ñ)	3,330	70
Complete Production Services, Inc. (Æ)(Ñ)	3,590	102
Hornbeck Offshore Services, Inc. (Æ)	400	9
OYO Geospace Corp. (Æ)(Ñ)	150	11
Petroleum Development Corp. (Æ)	2,150	77
RPC, Inc. (Ñ)	1,050	31
Superior Energy Services, Inc. (Æ)	2,100	70
W&T Offshore, Inc.	3,060	51
Warren Resources, Inc. (Æ)(Ñ)	3,370	15

		483

Financials - 18.9%
1st Source Corp. (Ñ)	1,660	31
Agree Realty Corp. (ö)	300	8
Alliance Financial Corp. (Ñ)	530	16
American Capital, Ltd. (Æ)	11,760	85
Ashford Hospitality Trust, Inc. (Æ)(ö)(Ñ)	3,540	33
Bancorp Rhode Island, Inc. (Ñ)	100	3
Berkshire Hills Bancorp, Inc. (Ñ)	1,440	29
BGC Partners, Inc. Class A (Ñ)	7,040	54
BlackRock Kelso Capital Corp. (Ñ)	2,200	25
Calamos Asset Management, Inc. Class A (Ñ)	2,050	24
CapLease, Inc. (ö)(Ñ)	950	6
CBL & Associates Properties, Inc. (ö)(Ñ)	1,600	26
Century Bancorp, Inc. Class A (Ñ)	100	2
Citizens & Northern Corp.	300	5
Community Bank System, Inc. (Ñ)	2,249	54
Credit Acceptance Corp. (Æ)	750	47
Entertainment Properties Trust (ö)	600	28
Equity Lifestyle Properties, Inc. (ö)	400	22
Extra Space Storage, Inc. (ö)(Ñ)	2,530	41
Ezcorp, Inc. Class A (Æ)(Ñ)	2,740	69
FBL Financial Group, Inc. Class A (Ñ)	2,769	74
Financial Institutions, Inc. (Ñ)	1,600	29
First Cash Financial Services, Inc. (Æ)	700	20
First Commonwealth Financial Corp. (Ñ)	7,090	44
First Financial Bancorp (Ñ)	3,160	52
First Merchants Corp. (Ñ)	970	8
Getty Realty Corp. (ö)(Ñ)	550	16
Gladstone Commercial Corp. (ö)(Ñ)	1,250	23
Glimcher Realty Trust (ö)	4,580	37
Home Properties, Inc. (ö)(Ñ)	500	27

Small Cap Fund	9

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
International Assets Holding Corp. (Æ)(Ñ)	1,200	27
International Bancshares Corp. (Ñ)	3,040	52
Lakeland Bancorp, Inc. (Ñ)	3,460	36
Lexington Realty Trust (ö)(Ñ)	1,600	13
Marlin Business Services Corp. (Æ)	400	4
Meadowbrook Insurance Group, Inc. (Ñ)	5,480	52
Merchants Bancshares, Inc.	170	5
MFA Financial, Inc. (ö)	3,710	30
MidWestOne Financial Group, Inc. (Ñ)	100	1
Monmouth Real Estate Investment Corp. Class A (ö)(Ñ)	900	7
Montpelier Re Holdings, Ltd. (Ñ)	4,700	93
National Financial Partners Corp. (Æ)(Ñ)	750	9
National Health Investors, Inc. (ö)(Ñ)	300	13
Newcastle Investment Corp. (Æ)(ö)	1,550	9
NorthStar Realty Finance Corp. (ö)	3,100	13
One Liberty Properties, Inc. (ö)	1,290	20
Platinum Underwriters Holdings, Ltd. (Ñ)	400	17
Post Properties, Inc. (ö)(Ñ)	1,170	40
Primus Guaranty, Ltd. (Æ)(Ñ)	1,562	8
Provident Financial Services, Inc.	4,090	56
PS Business Parks, Inc. (ö)	610	32
Republic Bancorp, Inc. Class A (Ñ)	2,130	44
S&T Bancorp, Inc. (Ñ)	2,020	40
Saul Centers, Inc. (ö)(Ñ)	640	27
Sovran Self Storage, Inc. (ö)	830	30
Sun Communities, Inc. (ö)(Ñ)	960	32
TICC Capital Corp. (Ñ)	1,140	12
U-Store-It Trust (ö)(Ñ)	3,200	26
UMH Properties, Inc. (ö)(Ñ)	400	4
Union First Market Bankshares Corp. (Ñ)	2,930	40
Urstadt Biddle Properties, Inc. Class A (ö)(Ñ)	1,500	28
Virginia Commerce Bancorp, Inc. (Æ)(Ñ)	900	5
Washington Banking Co.	1,250	16
WesBanco, Inc. (Ñ)	2,720	47
World Acceptance Corp. (Æ)(Ñ)	1,890	83

		1,909

Health Care - 10.8%
Air Methods Corp. (Æ)(Ñ)	200	10
Akorn, Inc. (Æ)	7,340	39
AMERIGROUP Corp. Class A (Æ)(Ñ)	1,090	47
Atrion Corp. (Ñ)	80	13
Bruker Corp. (Æ)(Ñ)	930	14
Cornerstone Therapeutics, Inc. (Æ)(Ñ)	700	4
Cyberonics, Inc. (Æ)(Ñ)	2,900	78
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	1,730	62
Five Star Quality Care, Inc. (Æ)(Ñ)	5,010	32
Healthspring, Inc. (Æ)(Ñ)	3,120	84
Hill-Rom Holdings, Inc. (Ñ)	1,230	49
Impax Laboratories, Inc. (Æ)	1,430	26
Invacare Corp.	2,290	62
Kensey Nash Corp. (Æ)(Ñ)	1,640	44
Magellan Health Services, Inc. (Æ)	1,500	73
Medicines Co. (The) (Æ)(Ñ)	5,210	69
Medicis Pharmaceutical Corp. Class A (Ñ)	2,850	75
Metropolitan Health Networks, Inc. (Æ)(Ñ)	2,740	12
Par Pharmaceutical Cos., Inc. (Æ)(Ñ)	400	14
Providence Service Corp. (The) (Æ)	3,770	63
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	5,480	78
Rural/Metro Corp. (Æ)	1,750	20
Skilled Healthcare Group, Inc. Class A (Æ)(Ñ)	2,150	14
Universal American Corp.	1,510	22
Viropharma, Inc. (Æ)(Ñ)	4,050	63
Young Innovations, Inc. (Ñ)	680	20

		1,087

Industrials - 14.9%
Alamo Group, Inc.	100	3
Altra Holdings, Inc. (Æ)(Ñ)	3,630	61
Amerco, Inc. (Æ)(Ñ)	630	61
American Commercial Lines, Inc. (Æ)(Ñ)	1,560	52
Applied Industrial Technologies, Inc. (Ñ)	2,650	79
Astronics Corp. (Æ)	690	14
Atlas Air Worldwide Holdings, Inc. (Æ)	880	48
Blount International, Inc. (Æ)(Ñ)	3,980	62
Ceradyne, Inc. (Æ)	2,380	63
Colfax Corp. (Æ)(Ñ)	550	9
Consolidated Graphics, Inc. (Æ)	640	30
CSG Systems International, Inc. (Æ)(Ñ)	2,270	43
Cubic Corp.	1,380	63
Deluxe Corp.	2,520	53
Ducommun, Inc. (Ñ)	250	6
DXP Enterprises, Inc. (Æ)	2,670	57
Esterline Technologies Corp. (Æ)	730	43
Franklin Electric Co., Inc. (Ñ)	1,850	72
Great Lakes Dredge & Dock Corp.	6,770	52
Hawk Corp. Class A (Æ)	250	13
Knoll, Inc. (Ñ)	2,180	33
Middleby Corp. (Æ)(Ñ)	960	77

10	Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
NACCO Industries, Inc. Class A (Ñ)	752	70
Old Dominion Freight Line, Inc. (Æ)(Ñ)	550	16
Park-Ohio Holdings Corp. (Æ)(Ñ)	2,260	44
Polypore International, Inc. (Æ)	300	10
Republic Airways Holdings, Inc. (Æ)(Ñ)	5,530	43
Sauer-Danfoss, Inc. (Æ)	770	23
Seaboard Corp.	13	24
Team, Inc. (Æ)(Ñ)	400	8
Thomas & Betts Corp. (Æ)(Ñ)	910	40
Timken Co. (Ñ)	1,780	78
Trimas Corp. (Æ)(Ñ)	2,070	41
Twin Disc, Inc. (Ñ)	1,370	33
United Rentals, Inc. (Æ)(Ñ)	3,970	78

		1,502

Information Technology - 20.3%
ACI Worldwide, Inc. (Æ)(Ñ)	2,480	63
Ancestry.com, Inc. (Æ)	2,020	58
Anixter International, Inc. (Ñ)	1,280	71
CACI International, Inc. Class A (Æ)(Ñ)	1,220	61
Cadence Design Systems, Inc. (Æ)(Ñ)	6,900	54
Cardtronics, Inc. (Æ)	2,490	42
Coherent, Inc. (Æ)	1,950	81
CommVault Systems, Inc. (Æ)(Ñ)	700	20
Daktronics, Inc. (Ñ)	2,750	37
Dice Holdings, Inc. (Æ)(Ñ)	900	10
DST Systems, Inc.	600	26
Earthlink, Inc. (Ñ)	4,020	36
Entegris, Inc. (Æ)	4,650	30
Extreme Networks (Æ)(Ñ)	6,290	18
Fair Isaac Corp. (Ñ)	1,460	34
Gartner, Inc. (Æ)(Ñ)	650	21
Insight Enterprises, Inc. (Æ)(Ñ)	4,460	56
j2 Global Communications, Inc. (Æ)(Ñ)	780	21
Keithley Instruments, Inc. (Ñ)	350	8
Kenexa Corp. (Æ)(Ñ)	3,660	67
Kulicke & Soffa Industries, Inc. (Æ)(Ñ)	4,650	31
Lattice Semiconductor Corp. (Æ)(Ñ)	8,520	38
Lawson Software, Inc. (Æ)(Ñ)	7,370	63
Liquidity Services, Inc. (Æ)(Ñ)	3,160	49
Littelfuse, Inc. (Ñ)	250	12
Magma Design Automation, Inc. (Æ)	17,480	72
Manhattan Associates, Inc. (Æ)(Ñ)	2,620	81
Measurement Specialties, Inc. (Æ)(Ñ)	2,490	64
MICROS Systems, Inc. (Æ)(Ñ)	840	37
Netscout Systems, Inc. (Æ)(Ñ)	760	17
Newport Corp. (Æ)	1,000	15
Novatel Wireless, Inc. (Æ)	4,070	40
OSI Systems, Inc. (Æ)	400	14
Parametric Technology Corp. (Æ)	1,350	29
Power-One, Inc. (Æ)(Ñ)	2,760	26
Powerwave Technologies, Inc. (Æ)(Ñ)	21,480	45
Quest Software, Inc. (Æ)(Ñ)	3,520	89
Rackspace Hosting, Inc. (Æ)(Ñ)	1,120	33
RF Micro Devices, Inc. (Æ)	7,930	56
Richardson Electronics, Ltd. (Ñ)	550	6
Stamps.com, Inc. (Ñ)	1,200	16
Taleo Corp. Class A (Æ)(Ñ)	600	18
TIBCO Software, Inc. (Æ)	4,660	92
Travelzoo, Inc. (Æ)(Ñ)	200	9
ValueClick, Inc. (Æ)(Ñ)	4,530	70
VeriFone Systems, Inc. (Æ)	2,450	85
VirnetX Holding Corp.	1,500	21
Vishay Intertechnology, Inc. (Æ)(Ñ)	3,850	55
Zebra Technologies Corp. Class A (Æ)(Ñ)	1,540	56

		2,053

Materials - 5.5%
Arch Chemicals, Inc. (Ñ)	1,500	52
Boise, Inc. (Ñ)	1,250	9
Buckeye Technologies, Inc. (Ñ)	500	10
Clearwater Paper Corp. (Æ)(Ñ)	230	19
Cytec Industries, Inc. (Ñ)	1,230	59
Ferro Corp. (Æ)	5,950	85
KapStone Paper and Packaging Corp. (Æ)	700	10
Noranda Aluminum Holding Corp. (Æ)(Ñ)	2,800	33
OM Group, Inc. (Æ)(Ñ)	500	19
PolyOne Corp. (Æ)(Ñ)	5,210	65
Quaker Chemical Corp.	250	10
Rockwood Holdings, Inc. (Æ)(Ñ)	2,550	97
Solutia, Inc. (Æ)	2,600	56
Universal Stainless & Alloy (Æ)(Ñ)	100	3
WR Grace & Co. (Æ)	940	31

		558

Telecommunication Services - 1.0%
Alaska Communications Systems Group, Inc. (Ñ)	900	9
USA Mobility, Inc. (Ñ)	3,880	66
Vonage Holdings Corp. (Æ)	11,360	28

		103

Utilities - 1.9%
Chesapeake Utilities Corp. (Ñ)	1,380	52
El Paso Electric Co. (Æ)(Ñ)	2,100	55

Small Cap Fund	11

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Nicor, Inc. (Ñ)	590	25
Southwest Gas Corp.	1,700	60

		192

Total Common Stocks (cost $8,303)		9,755

Short-Term Investments - 0.6%
SSgA Prime Money Market Fund	61,490	61

Total Short-Term Investments (cost $61)		61

Other Securities - 23.5%
State Street Navigator Securities Prime Lending Portfolio (Ω)	2,377,126	2,377

Total Other Securities (cost $2,377)		2,377

Total Investments - 120.7% (identified cost $10,741)		12,193

Other Assets and Liabilities, Net - (20.7%)		(2,091)

Net Assets - 100.0%		10,102

Presentation of Portfolio Holdings — November 30, 2010 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$1,551	$—	$—	$1,551
Consumer Staples	317	—	—	317
Energy	483	—	—	483
Financials	1,909	—	—	1,909
Health Care	1,087	—	—	1,087
Industrials	1,502	—	—	1,502
Information Technology	2,053	—	—	2,053
Materials	558	—	—	558
Telecommunication Services	103	—	—	103
Utilities	192	—	—	192
Short-Term Investments	61	—	—	61
Other Securities	2,377	—	—	2,377

Total Investments	$12,193	$—	$—	$12,193

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

12	Small Cap Fund

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.4%

Apartments - 16.9%
AvalonBay Communities, Inc. (ö)	27,269	3,008
Camden Property Trust (ö)(Ñ)	21,475	1,097
Equity Residential (ö)	76,051	3,801
Essex Property Trust, Inc. (ö)(Ñ)	12,149	1,347
UDR, Inc. (ö)(Ñ)	49,591	1,106

		10,359

Diversified - 12.1%
CB Richard Ellis Group, Inc. Class A (Æ)	34,646	665
Digital Realty Trust, Inc. (ö)(Ñ)	37,477	1,968
DuPont Fabros Technology, Inc. (ö)(Ñ)	36,216	818
Vornado Realty Trust (ö)	48,614	3,966

		7,417

Health Care - 7.8%
BioMed Realty Trust, Inc. (ö)	56,165	990
HCP, Inc. (ö)	40,034	1,318
Ventas, Inc. (ö)(Ñ)	47,930	2,458

		4,766

Hotels/Leisure - 9.8%
Host Hotels & Resorts, Inc. (ö)	194,887	3,212
Hyatt Hotels Corp. Class A (Æ)(Ñ)	14,457	605
LaSalle Hotel Properties (ö)	51,304	1,221
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)	16,367	930

		5,968

Industrial - 8.3%
AMB Property Corp. (ö)(Ñ)	34,942	1,020
First Potomac Realty Trust (ö)(Ñ)	43,644	687
Liberty Property Trust (ö)	43,684	1,369
ProLogis (ö)	155,601	2,024

		5,100

Office - 14.3%
Boston Properties, Inc. (ö)	43,205	3,620
Brookfield Properties Corp. (Ñ)	40,166	649
Corporate Office Properties Trust (ö)(Ñ)	28,271	959
Douglas Emmett, Inc. (ö)(Ñ)	83,636	1,397
SL Green Realty Corp. (ö)(Ñ)	31,895	2,086

		8,711

Regional Malls - 16.9%
Macerich Co. (The) (ö)(Ñ)	35,570	1,648
Simon Property Group, Inc. (ö)	78,959	7,777
Taubman Centers, Inc. (ö)	18,949	920

		10,345

Shopping Centers - 7.7%
Acadia Realty Trust (ö)	39,702	725
Federal Realty Investment Trust (ö)	22,645	1,753
Kimco Realty Corp. (ö)	134,214	2,236

		4,714

Storage - 5.6%
Public Storage (ö)	35,726	3,451

Total Common Stocks (cost $38,915)		60,831

Short-Term Investments - 0.7%
SSgA Prime Money Market Fund	417,502	417

Total Short-Term Investments (cost $417)		417

Other Securities - 12.6%
State Street Navigator Securities Prime Lending Portfolio (Ω)	7,685,357	7,685

Total Other Securities (cost $7,685)		7,685

Total Investments - 112.7% (identified cost $47,017)		68,933

Other Assets and Liabilities, Net - (12.7%)		(7,779)

Net Assets - 100.0%		61,154

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund	13

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — November 30, 2010 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Apartments	$10,359	$—	$—	$10,359
Diversified	7,417	—	—	7,417
Health Care	4,766	—	—	4,766
Hotels/Leisure	5,968	—	—	5,968
Industrial	5,100	—	—	5,100
Office	8,711	—	—	8,711
Regional Malls	10,345	—	—	10,345
Shopping Centers	4,714	—	—	4,714
Storage	3,451	—	—	3,451
Short-Term Investments	417	—	—	417
Other Securities	7,685	—	—	7,685

Total Investments	$68,933	$—	$—	$68,933

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

14	Tuckerman Active REIT Fund

SSgA
IAM SHARES Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 97.5%

Consumer Discretionary - 12.0%
99 Cents Only Stores (Æ)	6,800	107
Amazon.com, Inc. (Æ)	4,500	789
AutoNation, Inc. (Æ)(Ñ)	7,300	191
Bed Bath & Beyond, Inc. (Æ)	3,900	171
Best Buy Co., Inc. (Ñ)	5,225	223
Brunswick Corp. (Ñ)	3,500	56
Carnival Corp. (Ñ)	4,300	178
CBS Corp. Class B	10,201	172
Coach, Inc.	11,376	643
Comcast Corp. Class A	42,966	859
Denny’s Corp. (Æ)	14,500	53
DIRECTV, Inc. Class A (Æ)	11,111	461
DR Horton, Inc.	5,100	51
Ethan Allen Interiors, Inc. (Ñ)	4,666	77
Family Dollar Stores, Inc.	3,600	181
Ford Motor Co. (Æ)(Ñ)	50,443	804
Gannett Co., Inc. (Ñ)	3,500	46
Gap, Inc. (The)	7,300	156
Genuine Parts Co.	2,800	135
Goodyear Tire & Rubber Co. (The) (Æ)	4,300	41
Hanesbrands, Inc. (Æ)	3,100	84
Harley-Davidson, Inc.	7,200	225
Home Depot, Inc.	27,700	837
Jakks Pacific, Inc. (Æ)	100	2
JC Penney Co., Inc. (Ñ)	3,900	130
Johnson Controls, Inc.	9,500	346
Kohl’s Corp. (Æ)	5,700	322
Leggett & Platt, Inc.	7,900	164
Liberty Global, Inc. Class A (Æ)(Ñ)	3,900	137
Liberty Media Corp. - Capital Series A (Æ)	601	35
Liberty Media Corp. - Interactive (Æ)	7,298	113
Lowe’s Cos., Inc.	20,000	454
Macy’s, Inc.	9,268	238
Marriott International, Inc. Class A (Ñ)	9,400	369
Matthews International Corp. Class A	3,000	97
McClatchy Co. (The) Class A (Æ)(Ñ)	3,070	10
McDonald’s Corp.	17,930	1,404
Meredith Corp. (Ñ)	4,900	165
New York Times Co. (The) Class A (Æ)(Ñ)	7,200	65
Newell Rubbermaid, Inc. (Ñ)	10,100	169
News Corp. Class A	27,100	370
Nordstrom, Inc. (Ñ)	3,600	154
Office Depot, Inc. (Æ)	4,800	21
Omnicom Group, Inc.	3,200	145
Penske Automotive Group, Inc. (Æ)(Ñ)	1,100	17
Phillips-Van Heusen Corp.	5,200	353
priceline.com, Inc. (Æ)	700	276
Sears Holdings Corp. (Æ)(Ñ)	4,339	284
Sonic Automotive, Inc. Class A (Ñ)	4,700	58
Stanley Black & Decker, Inc.	4,715	281
Staples, Inc.	8,400	185
Starbucks Corp.	8,800	269
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,300	244
Target Corp.	14,600	831
Tiffany & Co. (Ñ)	6,000	373
Time Warner Cable, Inc.	4,363	268
Time Warner, Inc.	17,383	513
Viacom, Inc. Class A	10,001	378
Walt Disney Co. (The) (Ñ)	29,400	1,073
Washington Post Co. (The) Class B (Ñ)	321	121
Whirlpool Corp.	3,000	219
Wyndham Worldwide Corp.	3,360	97
Yum! Brands, Inc.	5,200	260

		17,550

Consumer Staples - 9.9%
Altria Group, Inc.	34,585	830
Archer-Daniels-Midland Co.	9,698	281
Arden Group, Inc. Class A (Ñ)	700	57
Campbell Soup Co. (Ñ)	5,990	203
Church & Dwight Co., Inc. (Ñ)	1,600	104
Coca-Cola Co. (The)	31,575	1,995
Colgate-Palmolive Co.	3,700	283
ConAgra Foods, Inc.	9,900	213
Costco Wholesale Corp.	7,000	473
CVS Caremark Corp.	19,119	593
Dean Foods Co. (Æ)	4,700	34
Energizer Holdings, Inc. (Æ)	300	21
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	9
Imperial Sugar Co.	700	10
JM Smucker Co. (The)	4,007	253
Kellogg Co.	5,435	268
Kimberly-Clark Corp.	8,188	507
Kraft Foods, Inc. Class A	23,809	720
Kroger Co. (The)	15,300	360
Mead Johnson Nutrition Co. Class A	2,722	162
PepsiCo, Inc.	22,338	1,444
Philip Morris International, Inc.	29,085	1,655
Procter & Gamble Co. (The)	41,621	2,542
Rite Aid Corp. (Æ)	25,600	24
Safeway, Inc. (Ñ)	11,100	255
Sara Lee Corp.	17,430	261
SUPERVALU, Inc. (Ñ)	5,700	52
Sysco Corp.	10,400	302
TreeHouse Foods, Inc. (Æ)(Ñ)	1,600	79
Walgreen Co.	16,300	568

		14,564

IAM SHARES Fund	15

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Energy - 11.5%
Anadarko Petroleum Corp.	7,000	449
Apache Corp.	5,400	581
Baker Hughes, Inc.	7,200	375
BP PLC - ADR	2,868	115
Cameron International Corp. (Æ)	3,400	164
Chesapeake Energy Corp. (Ñ)	5,200	110
Chevron Corp.	29,829	2,415
ConocoPhillips	23,777	1,431
Devon Energy Corp.	7,700	543
El Paso Corp.	10,300	139
EOG Resources, Inc.	3,200	285
Exxon Mobil Corp.	74,780	5,202
Halliburton Co.	18,160	687
Hess Corp.	6,400	448
Lufkin Industries, Inc.	1,400	71
Marathon Oil Corp.	8,200	274
National Oilwell Varco, Inc.	4,400	270
Occidental Petroleum Corp.	9,500	838
Schlumberger, Ltd.	21,882	1,692
Southwestern Energy Co. (Æ)	5,700	206
Spectra Energy Corp.	9,498	226
Valero Energy Corp.	8,200	160
Williams Cos., Inc. (The)	8,400	192

		16,873

Financials - 13.7%
Aegon NV (Æ)	8,014	44
Aflac, Inc.	7,900	407
Allstate Corp. (The)	8,800	256
American Express Co.	19,300	834
American Financial Group, Inc.	4,621	142
American International Group, Inc. (Æ)(Ñ)	1,703	70
Ameriprise Financial, Inc.	3,340	173
AON Corp.	5,900	237
Bank of America Corp.	130,632	1,430
Bank of New York Mellon Corp. (The)	15,898	429
BB&T Corp. (Ñ)	7,500	174
Berkshire Hathaway, Inc. Class B (Æ)	19,500	1,554
Capital One Financial Corp.	6,661	248
Charles Schwab Corp. (The)	13,300	200
Chubb Corp.	2,800	160
Citigroup, Inc. (Æ)	343,201	1,441
CME Group, Inc. Class A	1,200	346
Discover Financial Services	6,550	120
E*Trade Financial Corp. (Æ)	1,170	17
Fifth Third Bancorp	6,400	77
Franklin Resources, Inc.	2,000	228
Goldman Sachs Group, Inc. (The)	6,900	1,077
Hartford Financial Services Group, Inc.	3,200	71
Host Hotels & Resorts, Inc. (ö)	28,417	468
HSBC Holdings PLC - ADR	8,961	453
Hudson City Bancorp, Inc.	7,600	86
IntercontinentalExchange, Inc. (Æ)	1,400	158
Janus Capital Group, Inc.	14,987	157
JPMorgan Chase & Co.	52,034	1,945
KeyCorp	6,500	49
M&T Bank Corp.	1,200	92
Marsh & McLennan Cos., Inc.	9,000	226
MetLife, Inc.	11,099	423
Moody’s Corp. (Ñ)	4,000	107
Morgan Stanley	16,400	401
Northern Trust Corp.	4,200	211
People’s United Financial, Inc.	8,200	102
Plum Creek Timber Co., Inc. (ö)(Ñ)	2,400	86
PNC Financial Services Group, Inc.	5,450	294
Potlatch Corp. (ö)(Ñ)	7,700	244
Principal Financial Group, Inc.	2,600	71
Progressive Corp. (The)	9,600	195
ProLogis (ö)	3,200	42
Prudential Financial, Inc.	7,600	385
Public Storage (ö)	1,800	174
Regions Financial Corp.	9,142	49
Simon Property Group, Inc. (ö)	3,271	322
SLM Corp. (Æ)	6,300	73
SunTrust Banks, Inc. (Ñ)	3,500	82
Travelers Cos., Inc. (The)	14,483	782
US Bancorp	23,612	562
Vornado Realty Trust (ö)	2,144	175
Wells Fargo & Co.	60,535	1,647
Weyerhaeuser Co.	13,690	228

		20,024

Health Care - 11.3%
Abbott Laboratories	21,900	1,019
Aetna, Inc.	7,900	234
Allergan, Inc.	4,300	285
Allied Healthcare Products (Æ)	700	3
Amgen, Inc. (Æ)	14,872	784
Agilent Technologies, Inc. (Æ)	4,142	145
Baxter International, Inc.	11,136	541
Biogen Idec, Inc. (Æ)	4,500	288
Boston Scientific Corp. (Æ)	17,863	115
Bristol-Myers Squibb Co.	21,688	547
Cardinal Health, Inc.	4,000	142
CareFusion Corp. (Æ)	2,000	46
Celgene Corp. (Æ)	7,300	433
Cigna Corp.	4,500	166
Coventry Health Care, Inc. (Æ)	2,100	53
Edwards Lifesciences Corp. (Æ)	4,466	296
Eli Lilly & Co.	13,700	461

16	IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Express Scripts, Inc. Class A (Æ)	9,200	479
Forest Laboratories, Inc. (Æ)	4,800	153
Genzyme Corp. (Æ)	4,100	292
Gilead Sciences, Inc. (Æ)	13,400	489
Humana, Inc. (Æ)	2,200	123
Johnson & Johnson	38,000	2,339
Life Technologies Corp. (Æ)	4,212	210
McKesson Corp.	4,600	294
Medco Health Solutions, Inc. (Æ)	8,624	529
Medtronic, Inc.	16,900	567
Merck & Co., Inc.	43,015	1,483
PerkinElmer, Inc.	4,700	110
Pfizer, Inc.	105,773	1,723
St. Jude Medical, Inc. (Æ)	5,200	201
STERIS Corp.	3,191	110
Stryker Corp.	3,400	170
Thermo Fisher Scientific, Inc. (Æ)	7,600	387
UnitedHealth Group, Inc.	17,700	646
WellPoint, Inc. (Æ)	8,100	451
Zimmer Holdings, Inc. (Æ)	3,370	166

		16,480

Industrials - 12.3%
3M Co.	11,300	949
Actuant Corp. Class A	5,600	132
Alaska Air Group, Inc. (Æ)	800	44
Ametek, Inc.	3,200	189
Arkansas Best Corp. (Ñ)	1,600	39
Automatic Data Processing, Inc.	6,900	308
Avery Dennison Corp.	1,900	71
Avis Budget Group, Inc. (Æ)(Ñ)	1,800	24
AZZ, Inc. (Ñ)	800	30
Boeing Co. (The)	10,400	663
Caterpillar, Inc.	9,821	831
CSX Corp.	8,300	505
Cummins, Inc.	3,700	359
Danaher Corp.	11,600	502
Deere & Co.	7,200	538
Dover Corp.	5,300	291
Eaton Corp.	3,800	366
Emerson Electric Co.	12,600	694
FedEx Corp.	3,100	282
Gardner Denver, Inc.	800	52
General Dynamics Corp.	5,710	377
General Electric Co.	145,321	2,300
Goodrich Corp.	2,200	189
Hexcel Corp. (Æ)	2,600	45
HNI Corp.	900	24
Honeywell International, Inc.	10,862	540
Illinois Tool Works, Inc.	8,608	410
Jacobs Engineering Group, Inc. (Æ)	2,800	108
Kansas City Southern (Æ)	2,550	121
Koninklijke Philips Electronics NV	1,119	30
L-3 Communications Holdings, Inc. Class 3	2,500	176
Lockheed Martin Corp.	4,819	328
Manitowoc Co., Inc. (The) (Ñ)	2,300	25
Manpower, Inc.	2,100	118
Masco Corp.	14,300	156
Norfolk Southern Corp.	6,700	403
Northrop Grumman Corp.	4,796	296
PACCAR, Inc.	6,675	359
Parker Hannifin Corp.	3,000	241
Precision Castparts Corp.	2,500	345
Raytheon Co.	5,800	268
Republic Services, Inc. Class A	4,680	132
Rockwell Automation, Inc.	3,900	258
Rockwell Collins, Inc.	2,100	118
RR Donnelley & Sons Co.	5,700	90
Ryder System, Inc.	4,800	207
Siemens AG - ADR	200	22
Southwest Airlines Co.	10,425	139
Tecumseh Products Co. Class A (Æ)	1,600	21
Terex Corp. (Æ)(Ñ)	1,800	44
Textron, Inc. (Ñ)	3,900	87
Toro Co. (The) (Ñ)	2,300	134
Union Pacific Corp.	8,500	766
United Continental Holdings, Inc. (Æ)	734	20
United Parcel Service, Inc. Class B	15,714	1,102
United Technologies Corp.	13,500	1,016
US Airways Group, Inc. (Æ)	1,000	11
Valmont Industries, Inc.	300	24
Waste Management, Inc. (Ñ)	10,218	350
Watts Water Technologies, Inc. Class A	400	13
YRC Worldwide, Inc. (Æ)(Ñ)	8	— ±

		17,974

Information Technology - 17.7%
Adobe Systems, Inc. (Æ)	8,200	227
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	59
Amphenol Corp. Class A	5,200	260
Analog Devices, Inc.	6,800	242
AOL, Inc. (Æ)	1,580	38
Apple, Inc. (Æ)	12,400	3,858
Applied Materials, Inc.	20,600	256
Autodesk, Inc. (Æ)	3,000	106
Automatic Data Processing, Inc.	6,900	308
Broadcom Corp. Class A	5,850	260
CA, Inc.	4,900	112
Cisco Systems, Inc. (Æ)	79,400	1,521
Computer Sciences Corp.	4,845	216
Corning, Inc.	23,600	417

IAM SHARES Fund	17

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Dell, Inc. (Æ)	26,300	348
Diebold, Inc.	2,300	72
eBay, Inc. (Æ)	16,100	469
Electronic Arts, Inc. (Æ)	6,400	95
EMC Corp. (Æ)	30,000	645
Energy Conversion Devices, Inc. (Æ)(Ñ)	1,800	8
Google, Inc. Class A (Æ)	3,300	1,834
H&R Block, Inc. (Ñ)	3,700	47
Hewlett-Packard Co.	34,932	1,465
Intel Corp.	75,400	1,592
International Business Machines Corp.	19,100	2,702
KLA-Tencor Corp.	2,500	92
Micron Technology, Inc. (Æ)(Ñ)	13,500	98
Microsoft Corp. (Ñ)	104,600	2,637
Motorola, Inc. (Æ)	35,900	275
National Semiconductor Corp.	7,100	95
NetApp, Inc. (Æ)	4,900	250
Oracle Corp.	57,949	1,567
QUALCOMM, Inc.	21,200	991
Quantum Corp. (Æ)(Ñ)	14,000	51
Seagate Technology PLC (Æ)	2,200	30
Snap-On, Inc.	1,000	53
Symantec Corp. (Æ)	16,445	276
Texas Instruments, Inc. (Ñ)	20,800	661
Total System Services, Inc. (Ñ)	2,032	31
Visa, Inc. Class A (Ñ)	3,000	222
Western Union Co. (The) (Ñ)	8,736	154
Xerox Corp.	18,800	215
Xilinx, Inc. (Ñ)	7,000	190
Yahoo!, Inc. (Æ)	20,700	326

		25,826

Materials - 3.3%
Air Products & Chemicals, Inc.	4,800	414
AK Steel Holding Corp. (Ñ)	5,100	68
Alcoa, Inc.	15,700	206
Allegheny Technologies, Inc. (Ñ)	3,300	171
AngloGold Ashanti, Ltd. - ADR	600	28
Ashland, Inc.	1,204	61
Ball Corp.	1,700	112
Bemis Co., Inc.	1,800	57
Brush Engineered Materials, Inc. (Æ)	1,000	35
Chemtura Corp. (Æ)	28	— ±
Crown Holdings, Inc. (Æ)	3,400	106
Dow Chemical Co. (The)	15,788	492
Ecolab, Inc.	3,300	158
EI du Pont de Nemours & Co.	5,200	244
FMC Corp.	1,100	86
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	4,776	484
International Paper Co.	11,073	276
Martin Marietta Materials, Inc. (Ñ)	1,500	127
MeadWestvaco Corp.	3,000	75
Monsanto Co.	5,100	306
Newmont Mining Corp.	5,200	306
Owens-Illinois, Inc. (Æ)	2,900	78
PPG Industries, Inc.	2,900	226
Schnitzer Steel Industries, Inc. Class A (Ñ)	600	34
Sherwin-Williams Co. (The)	3,500	260
Sigma-Aldrich Corp.	2,300	145
Temple-Inland, Inc.	5,100	107
Vulcan Materials Co.	3,600	144

		4,806

Telecommunication Services - 2.8%
AT&T, Inc.	80,581	2,239
CenturyLink, Inc. (Ñ)	4,105	177
Frontier Communications Corp. (Ñ)	9,906	90
Qwest Communications International, Inc. (Ñ)	25,000	175
Sprint Nextel Corp. (Æ)	39,389	149
Verizon Communications, Inc.	41,272	1,321

		4,151

Utilities - 3.0%
AES Corp. (The) (Æ)	11,000	119
Ameren Corp.	3,000	86
American Electric Power Co., Inc.	5,300	189
Consolidated Edison, Inc.	2,800	135
Constellation Energy Group, Inc.	3,000	85
Dominion Resources, Inc.	10,600	440
Duke Energy Corp.	19,496	342
Edison International	5,500	203
Entergy Corp.	2,900	207
Exelon Corp. (Ñ)	10,800	425
FirstEnergy Corp. (Ñ)	4,200	147
NextEra Energy, Inc.	6,500	329
PG&E Corp.	5,800	272
PPL Corp.	6,400	163
Public Service Enterprise Group, Inc.	8,400	259
Sempra Energy	4,100	205
Southern Co.	13,200	498
Wisconsin Energy Corp.	2,300	139
Xcel Energy, Inc.	4,000	94

		4,337

Total Common Stocks (cost $132,796)		142,585

18	IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Short-Term Investments - 2.3%
SSgA Prime Money Market Fund	2,940,658	2,941
United States Treasury Bills (ç)(ÿ)(§) 0.110% due 01/20/11	473	473

Total Short-Term Investments (cost $3,414)		3,414

Other Securities - 3.5%
State Street Navigator Securities Prime Lending Portfolio (Ω)	5,064,097	5,064

Total Other Securities (cost $5,064)		5,064

Total Investments - 103.3% (identified cost $141,274)		151,063

Other Assets and Liabilities, Net - (3.3%)		(4,787)

Net Assets - 100.0%		146,276

Amounts in thousands (except contracts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
Futures Contracts	Contracts	Amount		Date	$

Long Positions
S&P 500 Index (CME)	12	USD	3,539	12/10	246

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					246

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund	19

SSgA
IAM SHARES Fund

Presentation of Portfolio Holdings — November 30, 2010 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$17,550	$—	$—	$17,550
Consumer Staples	14,564	—	—	14,564
Energy	16,873	—	—	16,873
Financials	20,024	—	—	20,024
Health Care	16,480	—	—	16,480
Industrials	17,974	—	—	17,974
Information Technology	25,826	—	—	25,826
Materials	4,806	—	—	4,806
Telecommunication Services	4,151	—	—	4,151
Utilities	4,337	—	—	4,337
Short-Term Investments	2,941	473	—	3,414
Other Securities	5,064	—	—	5,064

Total Investments	150,590	473	—	151,063

Futures Contracts	246	—	—	246

Total Other Financial Instruments*	$246	$—	$—	$246

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

20	IAM SHARES Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.9%

Consumer Discretionary - 16.4%
99 Cents Only Stores (Æ)	2,155	34
AH Belo Corp. Class A (Æ)	1,600	14
American Greetings Corp. Class A	5,298	106
AnnTaylor Stores Corp. (Æ)	200	5
Belo Corp. Class A (Æ)	7,953	46
Big 5 Sporting Goods Corp.	860	12
Biglari Holdings, Inc. (Æ)	286	111
Blyth, Inc.	1,028	46
Bob Evans Farms, Inc.	1,510	47
Bon-Ton Stores, Inc. (The) (Æ)	1,400	19
Books-A-Million, Inc. Class A	300	2
Brown Shoe Co., Inc.	4,150	59
California Pizza Kitchen, Inc. (Æ)	6,733	114
Cato Corp. (The) Class A	2,014	58
CEC Entertainment, Inc. (Æ)	908	34
Christopher & Banks Corp.	1,100	6
Cinemark Holdings, Inc.	4,100	72
Cooper Tire & Rubber Co.	6,941	145
Core-Mark Holding Co., Inc. (Æ)	100	4
Courier Corp.	500	7
CPI Corp.	400	11
Dana Holding Corp. (Æ)	13,750	208
Denny’s Corp. (Æ)	7,737	28
Dillard’s, Inc. Class A	5,853	183
Dress Barn, Inc. (The) (Æ)	5,848	144
Drew Industries, Inc. (Æ)	2,100	42
DSW, Inc. Class A (Æ)	4,730	185
Eastman Kodak Co. (Æ)	22,170	104
EW Scripps Co. Class A (Æ)	4,200	38
Finish Line, Inc. (The) Class A	9,080	162
Harte-Hanks, Inc.	891	11
Hooker Furniture Corp.	700	8
HSN, Inc. (Æ)	3,096	88
Interval Leisure Group, Inc. (Æ)	1,194	20
Jakks Pacific, Inc. (Æ)	3,330	64
Jo-Ann Stores, Inc. (Æ)	3,479	169
Jones Group, Inc. (The)	6,366	86
Journal Communications, Inc. Class A (Æ)	700	3
Kid Brands, Inc. (Æ)	500	5
Knology, Inc. (Æ)	2,461	38
Lee Enterprises, Inc. (Æ)	1,000	2
Libbey, Inc. (Æ)	2,000	29
Lifetime Brands, Inc. (Æ)	1,300	19
Lincoln Educational Services Corp.	180	3
Live Nation Entertainment, Inc. (Æ)	5,041	54
LodgeNet Interactive Corp. (Æ)	6,600	20
Maidenform Brands, Inc. (Æ)	2,698	74
Marcus Corp.	400	5
MarineMax, Inc. (Æ)	1,500	11
Matthews International Corp. Class A	2,047	66
McCormick & Schmick’s Seafood Restaurants, Inc. (Æ)	500	4
Media General, Inc. Class A (Æ)	900	4
Monro Muffler Brake, Inc.	950	47
National CineMedia, Inc.	6,665	124
O’Charleys, Inc. (Æ)	2,237	16
OfficeMax, Inc. (Æ)	2,643	45
Orbitz Worldwide, Inc. (Æ)	2,500	14
Oxford Industries, Inc.	3,455	85
Papa John’s International, Inc. (Æ)	3,680	94
Perry Ellis International, Inc. (Æ)	4,686	128
PF Chang’s China Bistro, Inc.	2,800	142
Pre-Paid Legal Services, Inc. (Æ)	1,963	127
RC2 Corp. (Æ)	396	9
Rent-A-Center, Inc. Class A	7,389	206
Retail Ventures, Inc. (Æ)	2,835	47
Scholastic Corp.	1,500	42
Shoe Carnival, Inc. (Æ)	767	21
Shuffle Master, Inc. (Æ)	7,209	77
Sinclair Broadcast Group, Inc. Class A	13,350	104
Sotheby’s Class A	1,900	76
Stage Stores, Inc.	7,510	114
Standard Motor Products, Inc.	900	11
Standard Pacific Corp. (Æ)	31,063	111
Steiner Leisure, Ltd. (Æ)	1,515	61
Steinway Musical Instruments, Inc. (Æ)	238	4
Stewart Enterprises, Inc. Class A	4,221	24
Sturm Ruger & Co., Inc.	3,575	57
Superior Industries International, Inc.	200	4
Timberland Co. Class A (Æ)	4,854	120
Unifi, Inc. (Æ)	1,136	16
Universal Electronics, Inc. (Æ)	100	3
Warnaco Group, Inc. (The) (Æ)	3,580	193
Warner Music Group Corp. (Æ)	1,700	8
Wolverine World Wide, Inc.	1,300	41

		5,000

Consumer Staples - 2.6%
B&G Foods, Inc. Class A	2,850	36
Boston Beer Co., Inc. Class A (Æ)	200	16
Casey’s General Stores, Inc.	372	15
Central Garden and Pet Co. Class A (Æ)	8,015	75
Darling International, Inc. (Æ)	11,425	132
Inter Parfums, Inc.	500	9
J&J Snack Foods Corp.	1,497	68
Lancaster Colony Corp.	333	17
Nash Finch Co.	2,100	78
Nu Skin Enterprises, Inc. Class A	2,331	74

Enhanced Small Cap Fund	21

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Nutraceutical International Corp. (Æ)	200	3
Pantry, Inc. (The) (Æ)	614	13
Prestige Brands Holdings, Inc. (Æ)	12,426	146
Sanderson Farms, Inc.	960	43
Smart Balance, Inc. (Æ)	11,300	41
USANA Health Sciences, Inc. (Æ)	340	14
Village Super Market, Inc. Class A	146	5
Weis Markets, Inc.	200	8

		793

Energy - 5.2%
Approach Resources, Inc. (Æ)	1,100	20
Bill Barrett Corp. (Æ)	2,948	113
Cal Dive International, Inc. (Æ)	15,445	83
Cheniere Energy, Inc. (Æ)	1,800	10
Clayton Williams Energy, Inc. (Æ)	200	15
Complete Production Services, Inc. (Æ)	4,100	117
Contango Oil & Gas Co. (Æ)	2,855	159
Crosstex Energy, Inc.	5,800	54
Energy Partners, Ltd. (Æ)	2,600	31
Georesources, Inc. (Æ)	1,800	36
Goodrich Petroleum Corp. (Æ)	9,830	129
Hercules Offshore, Inc. (Æ)	28,657	73
International Coal Group, Inc. (Æ)	11,750	89
ION Geophysical Corp. (Æ)	15,439	111
Key Energy Services, Inc. (Æ)	4,695	48
McMoRan Exploration Co. (Æ)	5,131	77
Natural Gas Services Group, Inc. (Æ)	200	3
OYO Geospace Corp. (Æ)	100	8
Parker Drilling Co. (Æ)	6,024	24
Petroleum Development Corp. (Æ)	128	5
PHI, Inc. (Æ)	100	2
Pioneer Drilling Co. (Æ)	8,793	60
REX American Resources Corp. (Æ)	200	3
RPC, Inc.	300	9
Tesco Corp. (Æ)	700	9
Tetra Technologies, Inc. (Æ)	13,349	147
Union Drilling, Inc. (Æ)	2,000	13
Vaalco Energy, Inc. (Æ)	4,220	31
W&T Offshore, Inc.	5,270	88
World Fuel Services Corp.	293	9

		1,576

Financials - 19.3%
1st Source Corp.	3,195	60
Abington Bancorp, Inc.	300	4
Agree Realty Corp. (ö)	300	8
Alliance Financial Corp.	100	3
Alterra Capital Holdings, Ltd.	3,427	70
American Equity Investment Life Holding Co.	7,463	82
Ameris Bancorp (Æ)	3,130	30
Amtrust Financial Services, Inc.	4,299	69
Anworth Mortgage Asset Corp. (ö)	21,931	152
Apollo Commercial Real Estate Finance, Inc. (ö)	2,000	33
Apollo Investment Corp.	4,543	48
Argo Group International Holdings, Ltd.	2,227	82
Arrow Financial Corp.	734	20
Artio Global Investors, Inc. Class A	7,830	102
Ashford Hospitality Trust, Inc. (Æ)(ö)	4,115	39
Associated Estates Realty Corp. (ö)	6,526	98
Bancfirst Corp.	190	8
Banco Latinoamericano de Comercio Exterior SA Class E	4,382	71
Bancorp, Inc. (Æ)	1,731	15
Bank Mutual Corp.	400	2
Bank of Marin Bancorp	100	3
Bank of the Ozarks, Inc.	1,906	72
BankFinancial Corp.	546	5
Berkshire Hills Bancorp, Inc.	619	12
BGC Partners, Inc. Class A	1,916	15
BlackRock Kelso Capital Corp.	1,900	21
Boston Private Financial Holdings, Inc.	400	2
Camden National Corp.	200	7
CapLease, Inc. (ö)	8,425	51
Capstead Mortgage Corp. (ö)	681	8
Cardinal Financial Corp.	965	10
Cash America International, Inc.	600	22
Cathay General Bancorp	3,400	46
Center Financial Corp. (Æ)	900	6
Chatham Lodging Trust (ö)	200	3
Chemical Financial Corp.	838	18
Citizens Republic Bancorp, Inc. (Æ)	27,800	16
City Holding Co.	1,751	56
Clifton Savings Bancorp, Inc.	900	9
CNA Surety Corp. (Æ)	266	6
Cogdell Spencer, Inc. (ö)	2,600	15
Colonial Properties Trust (ö)	1,547	28
Colony Financial, Inc. (ö)	600	12
Community Bank System, Inc.	1,297	31
Community Trust Bancorp, Inc.	1,010	28
Compass Diversified Holdings	2,939	49
Credit Acceptance Corp. (Æ)	100	6
CreXus Investment Corp. (ö)	500	6
Delphi Financial Group, Inc. Class A	4,595	118
DiamondRock Hospitality Co. (ö)	5,620	59
Dime Community Bancshares, Inc.	2,299	31
DuPont Fabros Technology, Inc. (ö)	2,511	57
Education Realty Trust, Inc. (ö)	7,439	55
Ezcorp, Inc. Class A (Æ)	5,938	149
FelCor Lodging Trust, Inc. (Æ)(ö)	22,560	134

22	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Fifth Street Finance Corp.	410	5
First Bancorp	1,000	14
First Commonwealth Financial Corp.	2,800	17
First Community Bancshares, Inc.	1,100	15
First Financial Corp.	520	16
First Industrial Realty Trust, Inc. (Æ)(ö)	2,500	19
First Mercury Financial Corp.	1,643	27
First of Long Island Corp. (The)	100	3
First Potomac Realty Trust (ö)	4,229	67
Flagstone Reinsurance Holdings SA	5,431	62
Flushing Financial Corp.	1,700	23
FNB Corp.	9,335	82
Fox Chase Bancorp, Inc. (Æ)	2,218	23
FPIC Insurance Group, Inc. (Æ)	657	24
Getty Realty Corp. (ö)	2,214	66
Gladstone Capital Corp.	700	8
Gladstone Commercial Corp. (ö)	500	9
Glimcher Realty Trust (ö)	540	4
Great Southern Bancorp, Inc.	465	10
Greenlight Capital Re, Ltd. Class A (Æ)	2,469	69
Harleysville Group, Inc.	1,723	61
Hercules Technology Growth Capital, Inc.	4,723	47
Hersha Hospitality Trust Class A (ö)	15,600	96
Home Bancshares, Inc.	1,085	22
Home Federal Bancorp, Inc.	400	5
Horace Mann Educators Corp.	1,986	32
International Bancshares Corp.	3,816	66
Invesco Mortgage Capital, Inc. (ö)	6,041	136
Investment Technology Group, Inc. (Æ)	4,000	59
Investors Bancorp, Inc. (Æ)	2,730	33
Investors Real Estate Trust (ö)	1,100	10
Kansas City Life Insurance Co.	310	10
Kayne Anderson Energy Development Co.	300	5
Kearny Financial Corp.	1,200	10
Kite Realty Group Trust (ö)	1,100	6
LaBranche & Co., Inc. (Æ)	10,018	30
Lakeland Bancorp, Inc.	540	6
Lakeland Financial Corp.	700	15
Lexington Realty Trust (ö)	18,978	149
Life Partners Holdings, Inc.	2,015	43
Maiden Holdings, Ltd.	3,361	25
MainSource Financial Group, Inc.	1,958	18
MB Financial, Inc.	900	13
MCG Capital Corp.	10,226	71
Meadowbrook Insurance Group, Inc.	7,860	74
Medical Properties Trust, Inc. (ö)	1,152	12
MF Global Holdings, Ltd. (Æ)	2,800	22
MFA Financial, Inc. (ö)	18,163	148
Montpelier Re Holdings, Ltd.	5,281	104
Nara Bancorp, Inc. (Æ)	1,100	9
National Financial Partners Corp. (Æ)	2,998	35
National Health Investors, Inc. (ö)	1,117	49
National Penn Bancshares, Inc.	3,600	24
National Retail Properties, Inc. (ö)	2,299	60
NBT Bancorp, Inc.	2,050	45
NewAlliance Bancshares, Inc.	2,990	40
NewStar Financial, Inc. (Æ)	500	4
NGP Capital Resources Co.	500	5
NorthStar Realty Finance Corp. (ö)	5,900	25
Northwest Bancshares, Inc.	8,100	83
OceanFirst Financial Corp.	420	5
Ocwen Financial Corp. (Æ)	5,751	51
Oppenheimer Holdings, Inc. Class A	386	9
Oriental Financial Group, Inc.	1,773	21
Park National Corp.	167	11
Pebblebrook Hotel Trust (Æ)(ö)	1,600	30
PennantPark Investment Corp.	2,935	34
Pennsylvania Real Estate Investment Trust (ö)	4,975	67
Penson Worldwide, Inc. (Æ)	535	3
Peoples Bancorp, Inc.	830	11
Platinum Underwriters Holdings, Ltd.	2,529	109
ProAssurance Corp. (Æ)	1,715	102
Prospect Capital Corp.	630	6
Prosperity Bancshares, Inc.	4,079	133
Provident Financial Services, Inc.	536	7
Provident New York Bancorp	325	3
Renasant Corp.	1,100	19
Republic Bancorp, Inc. Class A	1,733	36
Resource Capital Corp. (ö)	1,900	13
Safeguard Scientifics, Inc. (Æ)	1,100	16
Saul Centers, Inc. (ö)	434	18
SeaBright Holdings, Inc.	2,082	18
Signature Bank NY (Æ)	560	25
Southside Bancshares, Inc.	840	18
Southwest Bancorp, Inc.	630	7
StellarOne Corp.	300	4
Strategic Hotels & Resorts, Inc. (Æ)(ö)	31,490	147
Suffolk Bancorp	1,106	28
Sun Communities, Inc. (ö)	2,350	78
Susquehanna Bancshares, Inc.	6,370	51
Taylor Capital Group, Inc. (Æ)	500	6
Terreno Realty Corp. (Æ)(ö)	200	4
Texas Capital Bancshares, Inc. (Æ)	1,449	27
Tower Bancorp, Inc.	124	3
TowneBank	751	12
Trustco Bank Corp. NY	3,920	22
Trustmark Corp.	454	10
Two Harbors Investment Corp. (ö)	2,600	26
U-Store-It Trust (ö)	6,616	55

Enhanced Small Cap Fund	23

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
UMB Financial Corp.	279	10
Umpqua Holdings Corp.	5,300	56
United Bankshares, Inc.	1,267	33
United Financial Bancorp, Inc.	300	4
WesBanco, Inc.	2,155	38
Western Alliance Bancorp (Æ)	2,300	14
Westwood Holdings Group, Inc.	320	11
Wilshire Bancorp, Inc.	2,630	19
Winthrop Realty Trust (ö)	400	5
Wintrust Financial Corp.	830	24

		5,891

Health Care - 11.6%
Affymax, Inc. (Æ)	900	6
Albany Molecular Research, Inc. (Æ)	3,681	19
Alliance HealthCare Services, Inc. (Æ)	2,179	8
America Service Group, Inc.	600	9
American Dental Partners, Inc. (Æ)	383	5
American Medical Systems Holdings, Inc. (Æ)	3,253	58
AMERIGROUP Corp. Class A (Æ)	4,496	193
AMN Healthcare Services, Inc. (Æ)	2,425	14
Angiodynamics, Inc. (Æ)	700	10
Ariad Pharmaceuticals, Inc. (Æ)	27,940	113
Arqule, Inc. (Æ)	8,100	44
Array Biopharma, Inc. (Æ)	2,400	8
Assisted Living Concepts, Inc. Class A (Æ)	900	27
Biodel, Inc. (Æ)	800	1
Bruker Corp. (Æ)	7,766	120
Cambrex Corp. (Æ)	500	2
Cantel Medical Corp.	3,820	77
Celldex Therapeutics, Inc. (Æ)	3,681	15
CONMED Corp. (Æ)	781	17
Cornerstone Therapeutics, Inc. (Æ)	700	4
Corvel Corp. (Æ)	800	37
Cross Country Healthcare, Inc. (Æ)	400	3
Cubist Pharmaceuticals, Inc. (Æ)	4,330	94
Cynosure, Inc. Class A (Æ)	411	4
Cytokinetics, Inc. (Æ)	5,520	12
Depomed, Inc. (Æ)	2,000	11
DexCom, Inc. (Æ)	1,313	15
Durect Corp. (Æ)	6,900	21
Emergent Biosolutions, Inc. (Æ)	1,877	34
Endologix, Inc. (Æ)	630	4
Enzon Pharmaceuticals, Inc. (Æ)	2,263	25
Exelixis, Inc. (Æ)	11,552	67
Gentiva Health Services, Inc. (Æ)	3,640	84
Haemonetics Corp. (Æ)	180	11
Healthsouth Corp. (Æ)	5,874	106
Healthspring, Inc. (Æ)	3,684	99
ICU Medical, Inc. (Æ)	106	4
Immunomedics, Inc. (Æ)	900	3
Impax Laboratories, Inc. (Æ)	5,366	96
Incyte Corp., Ltd. (Æ)	9,305	135
Insulet Corp. (Æ)	1,200	16
Integra LifeSciences Holdings Corp. (Æ)	340	15
Invacare Corp.	5,570	150
IRIS International, Inc. (Æ)	800	8
Kensey Nash Corp. (Æ)	1,034	28
Magellan Health Services, Inc. (Æ)	1,700	83
MAKO Surgical Corp. (Æ)	1,400	16
Medcath Corp. (Æ)	910	11
Medical Action Industries, Inc. (Æ)	1,000	8
Medidata Solutions, Inc. (Æ)	700	14
Metropolitan Health Networks, Inc. (Æ)	2,100	9
Molina Healthcare, Inc. (Æ)	353	9
Nabi Biopharmaceuticals (Æ)	8,258	43
NeurogesX, Inc. (Æ)	1,200	6
NPS Pharmaceuticals, Inc. (Æ)	6,389	40
NxStage Medical, Inc. (Æ)	4,712	102
Obagi Medical Products, Inc. (Æ)	1,390	15
Omnicell, Inc. (Æ)	2,800	38
Orthofix International NV (Æ)	515	14
Pain Therapeutics, Inc. (Æ)	1,040	8
Par Pharmaceutical Cos., Inc. (Æ)	4,913	177
Parexel International Corp. (Æ)	4,900	86
Providence Service Corp. (The) (Æ)	3,280	55
PSS World Medical, Inc. (Æ)	5,681	117
Questcor Pharmaceuticals, Inc. (Æ)	10,263	146
RTI Biologics, Inc. (Æ)	806	2
Santarus, Inc. (Æ)	15,500	43
Sciclone Pharmaceuticals, Inc. (Æ)	5,000	19
Seattle Genetics, Inc. (Æ)	3,627	55
Sirona Dental Systems, Inc. (Æ)	4,380	165
SonoSite, Inc. (Æ)	500	15
Sunrise Senior Living, Inc. (Æ)	12,800	47
SuperGen, Inc. (Æ)	2,000	5
Synovis Life Technologies, Inc. (Æ)	500	8
Synta Pharmaceuticals Corp. (Æ)	1,100	5
TomoTherapy, Inc. (Æ)	1,000	3
Triple-S Management Corp. Class B (Æ)	1,480	28
Universal American Corp.	3,900	58
US Physical Therapy, Inc. (Æ)	1,100	21
Vanda Pharmaceuticals, Inc. (Æ)	5,800	47
Vical, Inc. (Æ)	7,439	15
Viropharma, Inc. (Æ)	10,248	158
Zalicus, Inc. (Æ)	3,500	4

		3,527

24	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Industrials - 14.4%
AAON, Inc.	579	15
AAR Corp. (Æ)	200	5
ACCO Brands Corp. (Æ)	8,919	63
Alamo Group, Inc.	800	21
Alaska Air Group, Inc. (Æ)	3,774	208
Allegiant Travel Co. Class A	950	47
Altra Holdings, Inc. (Æ)	3,055	51
American Railcar Industries, Inc. (Æ)	1,100	16
American Woodmark Corp.	1,151	24
Amerco, Inc. (Æ)	566	55
Ampco-Pittsburgh Corp.	382	10
AO Smith Corp.	3,442	136
Apogee Enterprises, Inc.	4,142	47
Astronics Corp. (Æ)	200	4
Atlas Air Worldwide Holdings, Inc. (Æ)	1,660	91
Avis Budget Group, Inc. (Æ)	658	9
Belden, Inc.	900	30
Brady Corp. Class A	892	28
CAI International, Inc. (Æ)	300	6
CBIZ, Inc. (Æ)	2,911	18
Celadon Group, Inc. (Æ)	5,104	69
Ceradyne, Inc. (Æ)	3,728	99
Clarcor, Inc.	640	26
Columbus McKinnon Corp. (Æ)	1,600	26
Comfort Systems USA, Inc.	6,354	71
Consolidated Graphics, Inc. (Æ)	2,292	109
Cubic Corp.	824	38
DigitalGlobe, Inc. (Æ)	913	27
Dolan Co. (The) (Æ)	810	11
Ducommun, Inc.	2,700	60
DXP Enterprises, Inc. (Æ)	1,800	39
Dycom Industries, Inc. (Æ)	1,012	13
Dynamic Materials Corp.	400	6
EMCOR Group, Inc. (Æ)	2,850	76
EnerSys (Æ)	6,140	185
EnPro Industries, Inc. (Æ)	4,423	162
Force Protection, Inc. (Æ)	14,666	75
G&K Services, Inc. Class A	300	8
GenCorp, Inc. (Æ)	6,100	30
Geo Group, Inc. (The) (Æ)	6,930	167
Gibraltar Industries, Inc. (Æ)	3,000	31
GrafTech International, Ltd. (Æ)	4,919	96
Graham Corp.	545	9
Great Lakes Dredge & Dock Corp.	5,700	44
H&E Equipment Services, Inc. (Æ)	3,152	31
Hawaiian Holdings, Inc. (Æ)	4,108	32
Heartland Express, Inc.	4,846	75
Herman Miller, Inc.	257	6
Houston Wire & Cable Co.	773	8
Huron Consulting Group, Inc. (Æ)	700	16
Insteel Industries, Inc.	1,829	19
Interline Brands, Inc. (Æ)	947	20
Kadant, Inc. (Æ)	2,818	54
Kimball International, Inc. Class B	1,273	7
Lawson Products, Inc.	319	6
LB Foster Co. Class A (Æ)	331	11
LMI Aerospace, Inc. (Æ)	1,700	28
M&F Worldwide Corp. (Æ)	1,010	24
Mueller Industries, Inc.	1,945	59
NACCO Industries, Inc. Class A	500	46
National Presto Industries, Inc.	666	77
Navigant Consulting, Inc. (Æ)	2,531	21
Nordson Corp.	2,645	210
Old Dominion Freight Line, Inc. (Æ)	600	17
On Assignment, Inc. (Æ)	2,001	14
Pacer International, Inc. (Æ)	4,600	26
Park-Ohio Holdings Corp. (Æ)	300	6
Powell Industries, Inc. (Æ)	73	3
Quanex Building Products Corp.	1,600	26
Rollins, Inc.	1,930	52
Saia, Inc. (Æ)	597	9
Sauer-Danfoss, Inc. (Æ)	400	12
Schawk, Inc. Class A	800	14
Seaboard Corp.	41	76
SFN Group, Inc. (Æ)	12,066	103
Skywest, Inc.	2,739	44
Standard Parking Corp. (Æ)	988	18
Standard Register Co. (The)	2,640	8
Standex International Corp.	1,005	30
Sterling Construction Co., Inc. (Æ)	1,500	20
TAL International Group, Inc.	2,560	73
Tecumseh Products Co. Class A (Æ)	1,327	18
Teledyne Technologies, Inc. (Æ)	630	25
Tredegar Corp.	2,833	53
Trimas Corp. (Æ)	700	14
Twin Disc, Inc.	1,991	49
Unifirst Corp.	459	24
United Rentals, Inc. (Æ)	9,909	194
United Stationers, Inc. (Æ)	100	6
US Airways Group, Inc. (Æ)	6,200	69
US Ecology, Inc.	229	4
Viad Corp.	1,608	38
VSE Corp.	200	6
Watts Water Technologies, Inc. Class A	1,588	52
Werner Enterprises, Inc.	7,469	161
Woodward Governor Co.	400	14

		4,389

Information Technology - 20.4%
ACI Worldwide, Inc. (Æ)	5,847	148
Acxiom Corp. (Æ)	8,166	139

Enhanced Small Cap Fund	25

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Actuate Corp. (Æ)	800	5
Agilysys, Inc. (Æ)	2,960	15
Amkor Technology, Inc. (Æ)	3,677	26
Anaren, Inc. (Æ)	1,834	33
Anixter International, Inc.	2,032	114
Arris Group, Inc. (Æ)	11,652	117
Aruba Networks, Inc. (Æ)	1,340	28
Aviat Networks, Inc. (Æ)	11,046	46
Benchmark Electronics, Inc. (Æ)	7,630	123
Black Box Corp.	965	35
Bottomline Technologies, Inc. (Æ)	1,800	34
Brightpoint, Inc. (Æ)	12,035	99
Cabot Microelectronics Corp. (Æ)	2,000	79
Cardtronics, Inc. (Æ)	7,215	122
CDC Corp. Class A (Æ)	1,233	5
Checkpoint Systems, Inc. (Æ)	2,906	52
Ciber, Inc. (Æ)	944	3
Coherent, Inc. (Æ)	3,048	126
Cray, Inc. (Æ)	644	5
CSG Systems International, Inc. (Æ)	3,640	69
CTS Corp.	1,145	12
Digi International, Inc. (Æ)	3,909	38
Digimarc Corp. (Æ)	200	6
Diodes, Inc. (Æ)	2,000	49
DSP Group, Inc. (Æ)	3,840	29
Earthlink, Inc.	16,097	144
Electro Rent Corp.	700	10
Emulex Corp. (Æ)	10,670	121
Entegris, Inc. (Æ)	3,687	24
Epicor Software Corp. (Æ)	1,500	14
Euronet Worldwide, Inc. (Æ)	2,420	40
Evergreen Solar, Inc. (Æ)	8,500	7
Forrester Research, Inc. (Æ)	3,095	107
Global Cash Access Holdings, Inc. (Æ)	15,824	36
GT Solar International, Inc. (Æ)	5,900	40
Harmonic, Inc. (Æ)	600	4
Hutchinson Technology, Inc. (Æ)	1,900	6
Hypercom Corp. (Æ)	1,400	10
iGate Corp.	1,810	36
Imation Corp. (Æ)	4,200	40
Insight Enterprises, Inc. (Æ)	5,708	72
Integrated Device Technology, Inc. (Æ)	2,200	14
InterDigital, Inc. (Æ)	5,741	190
Internap Network Services Corp. (Æ)	15,233	80
Kenexa Corp. (Æ)	1,922	35
Knot, Inc. (The) (Æ)	1,000	9
Lattice Semiconductor Corp. (Æ)	29,780	133
Lawson Software, Inc. (Æ)	17,837	153
Lionbridge Technologies, Inc. (Æ)	6,706	22
Littelfuse, Inc.	1,950	90
LivePerson, Inc. (Æ)	2,900	28
LoopNet, Inc. (Æ)	374	4
Magma Design Automation, Inc. (Æ)	2,700	11
Manhattan Associates, Inc. (Æ)	4,221	131
MAXIMUS, Inc.	846	51
Measurement Specialties, Inc. (Æ)	400	10
Methode Electronics, Inc.	6,971	71
MicroStrategy, Inc. Class A (Æ)	882	76
MIPS Technologies, Inc. Class A (Æ)	4,554	62
MoneyGram International, Inc. (Æ)	5,500	13
Monotype Imaging Holdings, Inc. (Æ)	7,155	80
ModusLink Global Solutions, Inc. (Æ)	6,400	43
Multi-Fineline Electronix, Inc. (Æ)	655	15
Netgear, Inc. (Æ)	625	20
Netscout Systems, Inc. (Æ)	2,245	50
Newport Corp. (Æ)	2,900	42
NIC, Inc.	878	7
Oplink Communications, Inc. (Æ)	1,200	21
OSI Systems, Inc. (Æ)	2,144	75
PC-Telephone, Inc. (Æ)	2,617	16
Perficient, Inc. (Æ)	5,500	62
Pericom Semiconductor Corp. (Æ)	4,732	47
Photronics, Inc. (Æ)	13,006	83
Plantronics, Inc.	4,960	177
Power-One, Inc. (Æ)	3,270	31
Progress Software Corp. (Æ)	3,420	132
Pulse Electronics Corp.	4,730	19
Quantum Corp. (Æ)	13,110	48
Quest Software, Inc. (Æ)	2,942	74
Radisys Corp. (Æ)	1,700	15
RF Micro Devices, Inc. (Æ)	27,303	191
Richardson Electronics, Ltd./United States	1,500	16
Rogers Corp. (Æ)	1,000	33
S1 Corp. (Æ)	8,240	52
Saba Software, Inc. (Æ)	600	4
Silicon Graphics International Corp. (Æ)	1,553	12
SMART Modular Technologies WWH, Inc. (Æ)	2,792	16
Spansion, Inc. Class A (Æ)	550	11
SRA International, Inc. Class A (Æ)	2,000	39
SS&C Technologies Holdings, Inc. (Æ)	1,300	25
Super Micro Computer, Inc. (Æ)	300	3
SAVVIS, Inc. (Æ)	2,006	50
Symmetricom, Inc. (Æ)	7,285	48
SYNNEX Corp. (Æ)	3,323	95
TeleNav, Inc. (Æ)	400	3
TeleTech Holdings, Inc. (Æ)	8,818	167
TIBCO Software, Inc. (Æ)	12,292	241
TriQuint Semiconductor, Inc. (Æ)	15,764	188
TTM Technologies, Inc. (Æ)	474	6
Tyler Technologies, Inc. (Æ)	2,000	41

26	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
ValueClick, Inc. (Æ)	12,438	193
VeriFone Systems, Inc. (Æ)	6,048	210
Websense, Inc. (Æ)	1,000	21
Zoran Corp. (Æ)	6,400	44

		6,217

Materials - 6.1%
A Schulman, Inc.	3,491	71
Arch Chemicals, Inc.	2,800	97
Buckeye Technologies, Inc.	9,275	185
Clearwater Paper Corp. (Æ)	743	60
Graphic Packaging Holding Co. (Æ)	1,100	4
Headwaters, Inc. (Æ)	3,900	15
Hecla Mining Co. (Æ)	17,540	168
Kaiser Aluminum Corp.	1,700	80
Minerals Technologies, Inc.	1,114	68
Mueller Water Products, Inc. Class A	9,400	33
Neenah Paper, Inc.	2,200	40
NewMarket Corp.	1,459	184
Noranda Aluminum Holding Corp. (Æ)	500	6
OM Group, Inc. (Æ)	2,046	77
Omnova Solutions, Inc. (Æ)	5,110	45
PH Glatfelter Co.	5,440	68
PolyOne Corp. (Æ)	12,840	160
Rock-Tenn Co. Class A	1,374	74
RTI International Metals, Inc. (Æ)	600	17
Scansource, Inc. (Æ)	529	15
Sensient Technologies Corp.	3,357	114
Silgan Holdings, Inc.	1,320	45
Spartech Corp. (Æ)	4,034	38
Stepan Co.	66	5
TPC Group, Inc. (Æ)	200	6
Wausau Paper Corp.	1,590	12
Worthington Industries, Inc.	3,793	61
WR Grace & Co. (Æ)	3,015	101

		1,849

Telecommunication Services - 1.2%
General Communication, Inc. Class A (Æ)	5,621	63
Global Crossing, Ltd. (Æ)	4,201	56
Hughes Communications, Inc. (Æ)	200	8
IDT Corp. Class B	6,290	131
PAETEC Holding Corp. (Æ)	11,264	42
Premiere Global Services, Inc. (Æ)	384	3
USA Mobility, Inc.	3,906	66

		369

Utilities - 2.7%
Avista Corp.	4,238	90
Cadiz, Inc. (Æ)	800	9
California Water Service Group	436	16
Central Vermont Public Service Corp.	181	4
Chesapeake Utilities Corp.	400	15
El Paso Electric Co. (Æ)	4,617	122
Idacorp, Inc.	4,469	162
New Jersey Resources Corp.	1,898	82
Northwest Natural Gas Co.	1,350	66
NorthWestern Corp.	1,297	37
PNM Resources, Inc.	468	6
South Jersey Industries, Inc.	480	25
Southwest Gas Corp.	3,322	116
Unisource Energy Corp.	1,958	69

		819

Total Common Stocks (cost $23,990)		30,430

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	100	— ±

Total Short-Term Investments (cost $0)		— ±

Total Investments - 99.9% (identified cost $23,990)		30,430

Other Assets and Liabilities, Net - 0.1%		35

Net Assets - 100.0%		30,465

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund	27

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except contracts)
						Unrealized
						Appreciation
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
Russell 2000 Mini Index (CME)	3	USD	198	06	/10	(20)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						(20)

Presentation of Portfolio Holdings — November 30, 2010 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,000	$—	$—	$5,000
Consumer Staples	793	—	—	793
Energy	1,576	—	—	1,576
Financials	5,891	—	—	5,891
Health Care	3,527	—	—	3,527
Industrials	4,389	—	—	4,389
Information Technology	6,217	—	—	6,217
Materials	1,849	—	—	1,849
Telecommunication Services	369	—	—	369
Utilities	819	—	—	819
Short-Term Investments	—	—	—	— ±

Total Investments	$30,430	$—	$—	$30,430

Futures Contracts	(20)	—	—	(20)

Total Other Financial Instruments*	$(20)	$—	$—	$(20)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

28	Enhanced Small Cap Fund

SSgA
Directional Core Equity Fund

Schedule of Investments — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 98.0%

Consumer Discretionary - 14.9%
Advance Auto Parts, Inc. (Û)	770	51
Autoliv, Inc.	231	17
AutoZone, Inc. (Æ)	105	27
Brinker International, Inc. (Û)	971	20
Comcast Corp. (Û)	2,048	41
Darden Restaurants, Inc. (Û)	1,004	49
DIRECTV, Inc. (Æ)(Û)	694	29
Dollar Tree, Inc. (Æ)(Û)	478	26
IAC/InterActiveCorp (Æ)(Û)	506	14
Liberty Global, Inc. Class A (Æ)(Û)	524	18
Macy’s, Inc. (Û)	1,462	38
Newell Rubbermaid, Inc.	815	14
PetSmart, Inc.	447	17
Ross Stores, Inc.	443	29
Time Warner Cable, Inc. (Û)	424	26
TRW Automotive Holdings Corp. (Æ)(Û)	467	22
Warnaco Group, Inc. (The) (Æ)	433	23
Williams-Sonoma, Inc. (Û)	977	32
Wyndham Worldwide Corp. (Û)	1,153	33

		526

Consumer Staples - 7.1%
Coca-Cola Co. (The)	205	13
Corn Products International, Inc. (Û)	1,073	46
Dr Pepper Snapple Group, Inc. (Û)	916	34
Energizer Holdings, Inc. (Æ)	211	15
Kroger Co. (The) (Û)	1,628	38
Nu Skin Enterprises, Inc.	433	14
PepsiCo, Inc.	198	13
Philip Morris International, Inc.	435	25
Procter & Gamble Co. (The) (Û)	473	29
Wal-Mart Stores, Inc. (Û)	417	23

		250

Energy - 8.3%
Chevron Corp. (Û)	744	60
Cimarex Energy Co.	260	21
ConocoPhillips (Û)	676	41
Exxon Mobil Corp. (Û)	1,392	97
Murphy Oil Corp.	275	18
Oceaneering International, Inc. (Æ)	244	17
Schlumberger, Ltd.	167	13
Sunoco, Inc. (Û)	643	26

		293

Financials - 14.9%
ACE, Ltd. (Û)	415	24
Aflac, Inc. (Û)	956	49
Allied World Assurance Co. Holdings, Ltd. (Û)	356	21
American Financial Group, Inc. (Û)	586	18
Ameriprise Financial, Inc.	449	23
Apartment Investment & Management Co. (ö)	675	16
Assurant, Inc. (Û)	351	12
Bank of America Corp. (Û)	1,447	16
Berkshire Hathaway, Inc. Class B (Æ)	294	24
CBL & Associates Properties, Inc. (ö)	370	6
CIT Group, Inc. (Æ)	264	10
Citigroup, Inc. (Æ)(Û)	2,282	10
Discover Financial Services (Û)	1,407	26
East West Bancorp, Inc. (Û)	528	9
Fifth Third Bancorp (Û)	1,540	18
Goldman Sachs Group, Inc. (The) (Û)	89	14
Hospitality Properties Trust (ö)(Û)	942	21
JPMorgan Chase & Co. (Û)	830	31
M&T Bank Corp.	168	13
Moody’s Corp. (Û)	1,444	39
NASDAQ OMX Group, Inc. (The) (Æ)	685	15
RenaissanceRe Holdings, Ltd.	228	14
Simon Property Group, Inc. (ö)(Û)	385	38
Torchmark Corp. (Û)	371	21
Wells Fargo & Co. (Û)	1,389	38

		526

Health Care - 12.0%
Abbott Laboratories	251	12
Aetna, Inc. (Û)	400	12
Cephalon, Inc. (Æ)(Û)	363	23
Cooper Cos., Inc. (The) (Û)	949	51
Eli Lilly & Co. (Û)	1,641	55
Endo Pharmaceuticals Holdings, Inc. (Æ)(Û)	618	22
Forest Laboratories, Inc. (Æ)(Û)	1,702	54
Healthspring, Inc. (Æ)	668	18
Humana, Inc. (Æ)(Û)	883	50
Johnson & Johnson (Û)	548	34
Merck & Co., Inc. (Û)	237	8
Pfizer, Inc. (Û)	1,552	25
UnitedHealth Group, Inc. (Û)	1,672	61

		425

Industrials - 10.3%
AGCO Corp. (Æ)(Û)	347	16
Applied Industrial Technologies, Inc. (Û)	703	21
Caterpillar, Inc.	436	37
CSX Corp. (Û)	539	33
Eaton Corp.	264	25

Directional Core Equity Fund	29

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
General Electric Co. (Û)	1,760	28
Joy Global, Inc.	204	15
KBR, Inc. (Û)	1,891	51
Ryder System, Inc. (Û)	494	21
SPX Corp.	201	13
Timken Co. (Û)	1,231	54
Toro Co. (The) (Û)	886	52

		366

Information Technology - 22.3%
Activision Blizzard, Inc. (Û)	1,309	15
Anixter International, Inc.	606	34
Apple, Inc. (Æ)(Û)	276	86
Autodesk, Inc. (Æ)	440	16
BMC Software, Inc. (Æ)(Û)	488	22
Cisco Systems, Inc. (Æ)(Û)	298	6
Convergys Corp. (Æ)	3,842	49
Fiserv, Inc. (Æ)	285	16
Google, Inc. Class A (Æ)	44	24
Harris Corp. (Û)	778	34
Hewlett-Packard Co. (Û)	513	21
Intel Corp. (Û)	1,895	40
International Business Machines Corp. (Û)	561	79
Intuit, Inc. (Æ)(Û)	1,040	47
Lexmark International, Inc. Class A (Æ)(Û)	410	15
Microsoft Corp. (Û)	2,506	63
Motorola, Inc. (Æ)(Û)	4,687	36
Oracle Corp. (Û)	1,335	36
Synopsys, Inc. (Æ)(Û)	1,284	33
Teradyne, Inc. (Æ)(Û)	2,053	24
Vishay Intertechnology, Inc. (Æ)	3,484	50
Western Union Co. (The)	2,324	41

		787

Materials - 5.3%
Ashland, Inc. (Û)	221	11
Cytec Industries, Inc. (Û)	343	16
Ferro Corp. (Æ)(Û)	1,527	22
Freeport-McMoRan Copper & Gold, Inc. Class B (Û)	412	42
Lubrizol Corp. (Û)	192	20
PPG Industries, Inc. (Û)	416	33
Scotts Miracle-Gro Co. (The)	565	28
Sealed Air Corp. (Û)	609	14

		186

Telecommunication Services - 2.2%
AT&T, Inc. (Û)	1,460	40
Verizon Communications, Inc. (Û)	1,186	38

		78

Utilities - 0.7%
Ameren Corp.	827	24

Total Common Stocks (cost $3,011)		3,461

Short-Term Investments - 5.0%
SSgA Prime Money Market Fund	177,820	178

Total Short-Term Investments (cost $178)		178

Total Investments - 103.0% (identified cost $3,189)		3,639

Securities Sold Short - (28.1%)

Consumer Discretionary - (6.0%)
JC Penney Co., Inc.	(276)	(9)
Lennar Corp.	(1,242)	(19)
MDC Holdings, Inc.	(1,094)	(27)
Thor Industries, Inc.	(548)	(16)
Tiffany & Co.	(460)	(29)
Toll Brothers, Inc. (Æ)	(1,532)	(27)
Urban Outfitters, Inc. (Æ)	(736)	(28)
Vail Resorts, Inc. (Æ)	(639)	(29)
WMS Industries, Inc. (Æ)	(629)	(28)

		(212)

Consumer Staples - (1.0%)
Central European Distribution Corp. (Æ)	(1,109)	(27)
Colgate-Palmolive Co.	(132)	(10)

		(37)

Financials - (5.1%)
Associated Banc-Corp.	(1,389)	(18)
Astoria Financial Corp.	(1,474)	(18)
Charles Schwab Corp. (The)	(942)	(14)
E*Trade Financial Corp. (Æ)	(1,274)	(19)
Greenhill & Co., Inc.	(241)	(18)
Hanover Insurance Group, Inc. (The)	(470)	(21)
Lazard, Ltd. Class A	(484)	(17)
Markel Corp. (Æ)	(76)	(27)
Marshall & Ilsley Corp.	(2,493)	(12)
Zions Bancorporation	(875)	(17)

		(181)

30	Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — November 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Health Care - (5.0%)
Allscripts Healthcare Solutions, Inc. (Æ)	(686)	(12)
Brookdale Senior Living, Inc. (Æ)	(1,465)	(28)
Celgene Corp. (Æ)	(163)	(10)
Human Genome Sciences, Inc. (Æ)	(489)	(12)
Intuitive Surgical, Inc. (Æ)	(84)	(22)
Medco Health Solutions, Inc. (Æ)	(340)	(21)
Techne Corp.	(398)	(24)
Thoratec Corp. (Æ)	(728)	(19)
VCA Antech, Inc. (Æ)	(1,252)	(27)

		(175)

Industrials - (3.7%)
Copart, Inc. (Æ)	(460)	(16)
Donaldson Co., Inc.	(427)	(23)
Graco, Inc.	(763)	(27)
Landstar System, Inc.	(481)	(17)
Robert Half International, Inc.	(798)	(22)
Terex Corp. (Æ)	(1,090)	(26)

		(131)

Information Technology - (5.8%)
Amphenol Corp.	(371)	(19)
Atheros Communications, Inc. (Æ)	(856)	(28)
Concur Technologies, Inc. (Æ)	(562)	(29)
Dolby Laboratories, Inc. (Æ)	(424)	(27)
Electronic Arts, Inc. Series C (Æ)	(908)	(14)
Equinix, Inc. (Æ)	(182)	(14)
MEMC Electronic Materials, Inc. (Æ)	(2,307)	(27)
Monster Worldwide, Inc. (Æ)	(996)	(22)
Paychex, Inc.	(907)	(26)

		(206)

Materials - (1.5%)
Monsanto Co.	(150)	(9)
Nucor Corp.	(405)	(15)
Vulcan Materials Co.	(676)	(27)

		(51)

Total Securities Sold Short (proceeds $972)		(993)

Other Assets and Liabilities, Net - 25.0%		886

Net Assets - 100.0%		3,532

See accompanying notes which are an integral part of the schedules of investments.

Directional Core Equity Fund	31

SSgA
Directional Core Equity Fund

Presentation of Portfolio Holdings — November 30, 2010 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$526	$—	$—	$526
Consumer Staples	250	—	—	250
Energy	293	—	—	293
Financials	526	—	—	526
Health Care	425	—	—	425
Industrials	366	—	—	366
Information Technology	787	—	—	787
Materials	186	—	—	186
Telecommunication Services	78	—	—	78
Utilities	24	—	—	24
Short-Term Investments	178	—	—	178

Total Investments	3,639	—	—	3,639

Securities Sold Short	$(993)	$—	$—	$(993)

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

32	Directional Core Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — November 30, 2010 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair Value is at amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ñ)	All or a portion of the shares of this security are on loan.
(Ω)	Affiliate; the security is purchased with the cash collateral from the securities loaned.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
±	Less than $500.

Abbreviations
ADR - American Depositary Receipt
ADS - American Depositary Share
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security

Notes to Schedules of Investments	33

SSgA
Equity Funds

Notes to Quarterly Report — November 30, 2010 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2010. This Quarterly Report reports on 6 funds: the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund and SSgA Directional Core Equity Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R Prospectus for the Small Cap Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Investments in other mutual funds are valued at the net asset value (“NAV”) per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value

34	Notes to Quarterly Report

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

Procedures. There can be no assurance that the Funds’ NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds’ securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

○	common stocks traded or quoted only on inactive markets

○	privately placed bonds whose values are derived from a similar bond that is publicly traded

○	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

○	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

○	non registered mutual funds that are daily priced, but not publicly traded

○	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

○	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

○	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Notes to Quarterly Report	35

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

○	OTC securities using the Company’s own data/models

○	prices with significant haircuts applied

○	staled securities — fair valuation procedures are applied

○	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

○	no current market quotations — fair valuation procedures are applied

○	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds’ investments for the period ended November 30, 2010 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of November 30, 2010, the Fund’s aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

			Tuckerman
	Disciplined	Small	Active	IAM	Enhanced	Directional
	Equity	Cap	REIT	SHARES	Small Cap	Core Equity

Cost of Investments for Tax Purposes	$6,996,391	$10,754,560	$47,130,306	$141,670,996	$24,088,312	$2,230,107

Gross Tax Unrealized Appreciation	1,441,362	1,526,640	22,433,553	36,976,487	7,307,228	503,047
Gross Tax Unrealized Depreciation	(25,181)	(88,112)	(630,519)	(27,584,854)	(965,366)	(87,170)

Net Tax Unrealized Appreciation (Depreciation)	$1,416,181	$1,438,528	$21,803,034	$9,391,633	$6,341,862	$415,877

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

36	Notes to Quarterly Report

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The fair values of the Funds Derivative Instruments, categorized by risk exposure for the period ended November 30, 2010 were as follows:

(Amounts in thousands)
	Disciplined	IAM	Enhanced Small
	Equity Fund	SHARES Fund	Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts	Equity Contracts
Asset Derivatives
Unrealized appreciation on futures contracts	$—	$246	$—

Liability Derivatives
Unrealized depreciation on futures contracts	$1	$—	$20

Derivative balances at November 30, 2010 are representative of derivative use throughout the period.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized. As of November 30, 2010, the Enhanced Small Cap Fund had no cash collateral balance held in connection with futures contracts purchased (sold).

Short Sales

The Directional Core Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. As a result, the Fund will engage in short sales only where the Advisor believes the value of the security will decline between the date of the sale and the date the Fund is required to return the borrowed security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which the liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When engaging in short sales, the Fund may be required to pledge assets to the broker or take other action to cover its obligation, which has the practical effect of limiting the amount of leverage that can be created through this investment.

Notes to Quarterly Report	37

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street”, the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2010, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
IAM SHARES	$541,248	Pool of US Government and Foreign Government Securities

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2010, $3,665,599 of the Central Fund’s net assets represents investments by these Funds, and $20,459,301 represents the investments of other Investment Company funds not presented herein.

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are

38	Notes to Quarterly Report

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2010 (Unaudited)

owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Quarterly Report	39

SSgA
Equity Funds

Shareholder Requests for Additional Information — November 30, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

40	Shareholder Requests for Additional Information

Item 2. Controls and Procedures
(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.
(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SSgA FUNDS

By:	/s/ James E. Ross James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: January 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: January 28, 2011

By:	/s/ Mark E. Swanson Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: January 28, 2011